              As filed with the Securities and Exchange Commission.
                                                        '33 Act File No. 2-73432
                                                       '40 Act File No. 811-2662

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 25      [x]


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 26             [x]


                              MFS VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

       This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information, and the Financial Statements.

       It is proposed that this filing will become effective (check appropriate space)


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on September 24, 1999 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on (date) pursuant to paragraph (a)(i) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                              MFS VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4



N-4 ITEM                                                                                             PAGE
Part A     INFORMATION REQUIRED IN A PROSPECTUS
     Item   1.   Cover page............................................................................4
     Item   2.   Definitions...........................................................................5
     Item   3.   Synopsis or Highlights...............................................................11
     Item   4.   Condensed Financial Information......................................................12
     Item   5.   General Description of Registrant, Depositor, and Portfolio Companies................24
     Item   6.   Deductions and Expenses..............................................................26
     Item   7.   General Description of Variable Annuity Contracts....................................29
     Item   8.   Annuity Period.......................................................................36
     Item   9.   Death Benefit and Distributions......................................................38
     Item   10.  Purchases and Contract Value.........................................................29
     Item   11.  Redemptions..........................................................................32
     Item   12.  Taxes................................................................................41
     Item   13.  Legal Proceedings....................................................................47
     Item   14.  Table of Contents of the Statement of Additional Information.........................49

Part B      INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
     Item   15.  Cover Page...........................................................................52
     Item   16.  Table of Contents....................................................................52
     Item   17.  General Information and History......................................................52
     Item   18.  Services.............................................................................52
     Item   19.  Purchase of Securities Being Offered.................................................52
     Item   20.  Underwriters.........................................................................53
     Item   21.  Calculation of Performance Data......................................................53
     Item   22.  Annuity Payments.....................................................................53
     Item   23.  Financial Statements.................................................................54

Part C      OTHER INFORMATION
     Item   24.  Financial Statements and Exhibits....................................................91
     Item   25.  Directors and Officers of the Depositor..............................................93
     Item   26.  Persons Controlled by or Under Common Control with the Depositor or Registrant.......95
     Item   27.  Number of Contract Owners...........................................................107
     Item   28.  Indemnification.....................................................................107
     Item   29.  Principal Underwriter...............................................................107
     Item   30.  Location of Accounts and Records....................................................109
     Item   31.  Management Services.................................................................109
     Item   32.  Undertakings........................................................................109


                                    2 of 113

                     SUPPLEMENT DATED SEPTEMBER 24, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                              MFS VARIABLE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

EFFECTIVE SEPTEMBER 1, 1999 "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" LOCATED ON PAGES 47 THROUGH 48 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual fund listed below. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Effective September 1, 1999, the investment advisory services previously performed by Nationwide Advisory Services ("NAS") were transferred to Villanova Mutual Fund Capital Trust ("VMF"), an affiliate of NAS and an indirect subsidiary of Nationwide Financial Services, Inc. The portfolio managers for the Fund continue to manage the Fund after the transfer to VMF.

                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

  Issued by Nationwide Life Insurance Company through its MFS Variable Account

                   The date of this prospectus is May 1, 1999.

--------------------------------------------------------------------------------

This prospectus contains basic information you should know about the contracts before investing.

Please read it and keep it for future reference.

The following underlying mutual funds are available under the contracts:

-     Massachusetts Investors Growth Stock Fund - Class A

-     Massachusetts Investors Trust - Class A

-     MFS(R) Bond Fund - Class A

-     MFS(R) Emerging Growth Fund - Class A

- MFS(R) Global Governments Fund - Class A (formerly MFS(R) World Governments Fund)

-     MFS(R) Growth Opportunities Fund - Class A

-     MFS(R) High Income Fund - Class A*

-     MFS(R) Research Fund - Class A

-     MFS(R) Series Trust IV - MFS(R)  Money Market Fund

-     MFS(R) Total Return Fund - Class A

-     Nationwide Separate Account Trust - Money Market Fund

*The VIP High Income Portfolio may invest in lower quality debt securities commonly call junk bonds.

Purchase payments not invested in the underlying mutual fund options of the MFS Variable Account ("variable account") may be allocated to the fixed account.

The Statement of Additional Information (May 1, 1999) which contains additional information about the contracts and the variable account, is filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 46.

For general information or to obtain FREE copies of the:

-     Statement of Additional Information
-     prospectus for any underlying mutual fund
-     required Nationwide forms,

call:          1-800-243-6295
        TDD    1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 182356
       COLUMBUS, OHIO 43218-2356

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

THIS ANNUITY IS NOT:
-   A BANK DEPOSIT              -  FEDERALLY INSURED
-   ENDORSED BY A BANK OR       -  AVAILABLE IN EVERY STATE
    GOVERNMENT AGENCY

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    4 of 113

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total of all accumulation units in a contract and any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue

Code, but does not include Roth IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, SEP IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- MFS Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

                                    5 of 113

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS.........................2

SUMMARY OF CONTRACT EXPENSES......................5

UNDERLYING MUTUAL FUND ANNUAL
   EXPENSES.......................................6

EXAMPLE...........................................7

SYNOPSIS OF THE CONTRACTS.........................8

CONDENSED FINANCIAL INFORMATION...................9

NATIONWIDE LIFE INSURANCE COMPANY................21

GENERAL DISTRIBUTOR..............................21

INVESTING IN THE CONTRACT........................21
     The Variable Account and Underlying
         Mutual Funds
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS..................23
     Contract Maintenance Charge
     Mortality and Expense Risk Charges
     Contingent Deferred Sales Charge
     Premium Taxes

CONTRACT OWNERSHIP...............................24
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT........................26
     Minimum Initial and Subsequent Purchase
         Payments
     Pricing
     Allocation of Purchase Payments
     Value of an Accumulation Unit
     Net Investment Factor
     Determining the Contract Value
     Transfers

RIGHT TO REVOKE..................................29

SURRENDER (REDEMPTION)...........................29
     Surrenders Under a Qualified Plan or Tax
         Sheltered Annuity

LOAN PRIVILEGE...................................30
     Minimum & Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT.......................................31

CONTRACT OWNER SERVICES..........................32
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE........................33

ANNUITIZING THE CONTRACT.........................33
     Annuitization Date
     Annuitization
     Fixed Payment Annuity - First and
         Subsequent Payments
     Variable Payment Annuity - First and
         Subsequent Payments
     Variable Payment Annuity - Assumed
         Investment Rate
     Variable Payment Annuity - Value of an
         Annuity Unit
     Variable Payment Annuity - Exchanges
         among Underlying Mutual Funds
     Frequency and Amount of Annuity
         Payments
     Annuity Payment Options

DEATH BENEFITS...................................35
     Death of Contract Owner - Non-Qualified
         Contracts
     Death of Annuitant - Non-Qualified
         Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS...........................36
     Required Distributions for Non-Qualified
         Contracts
     Required Distributions for Qualified Plans and Tax Sheltered Annuities

                                    6 of 113

     Required Distributions for Individual
         Retirement Annuities and SEP IRAs

FEDERAL TAX CONSIDERATIONS.......................38
     Federal Income Taxes
     Qualified Plans, IRAs, SEP IRAs, and Tax
         Sheltered Annuities
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation
         Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS...........................43

YEAR 2000 COMPLIANCE ISSUES......................43

LEGAL PROCEEDINGS................................44

TABLE OF CONTENTS OF STATEMENT OF
     ADDITIONAL INFORMATION .....................46

APPENDIX A: OBJECTIVES FOR UNDERLYING
     MUTUAL FUNDS ...............................47

                                    7 of 113

SUMMARY OF CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless the contract owner meets an available exception.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
the lesser of purchase payments or
amount surrendered).............................5%(1)

(1) Starting with the second contract year, the contract owner may withdraw without a CDSC the greater of:

    a)  10% of all purchase payments made to the contract; or

    b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code

   This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

Withdrawals may be restricted for contracts issued to fund a Tax Sheltered Annuity plan.

ANNUAL CONTRACT
MAINTENANCE CHARGE.............................$30(2)

VARIABLE ACCOUNT CHARGES(3)
(as a percentage of average account value)

Mortality and Expense Risk Charges............1.30%
     Total Variable Account Charges...........1.30%

(2)The Contract Maintenance Charge is deducted on each contract anniversary and on the date of surrender upon full surrender of the contract.

(3)These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annual rate period noted above.

Nationwide may asses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In additions, some states may not allow Nationwide to assess a loan processing fee (see "Loan Privilege").

                                    8 of 113

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
          (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER
                             EXPENSE REIMBURSEMENT)


---------------------------------------------------------------------------------------------------------
                                                         Management     Other      12b-1   Total Mutual
                                                            Fees       Expenses    Fees    Fund Expenses
---------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A         0.25%       0.22%      0.32%       0.79%
---------------------------------------------------------------------------------------------------------
Massachusetts Investors Trust - Class A                     0.19%       0.20%      0.34%       0.73%
---------------------------------------------------------------------------------------------------------
MFS(R)Bond Fund - Class A                                   0.39%       0.29%      0.30%       0.98%
---------------------------------------------------------------------------------------------------------
MFS(R)Emerging Growth Fund - Class A                        0.73%       0.24%      0.25%       1.22%
---------------------------------------------------------------------------------------------------------
MFS(R)Global Governments Fund - Class A                     0.42%       0.21%      0.18%       0.81%
---------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities Fund - Class A                   0.42%       0.21%      0.18%       0.81%
---------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund - Class A                            0.44%       0.27%      0.30%       1.01%
---------------------------------------------------------------------------------------------------------
MFS(R)Research Fund - Class A                               0.33%       0.23%      0.35%       0.91%
---------------------------------------------------------------------------------------------------------
MFS(R)Series Trust IV - MFS(R)Money Market Fund             0.47%       0.27%      0.00%       0.74%
---------------------------------------------------------------------------------------------------------
MFS(R)Total Return Fund - Class A                           0.34%       0.21%      0.35%       0.90%
---------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Money Market Fund       0.40%       0.06%      0.00%       0.46%
---------------------------------------------------------------------------------------------------------


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

                                    9 of 113

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects variable account charges of 1.30% of the daily net assets of the variable account. The example reflects the Contract Maintenance Charge, expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.



-----------------------------------------------------------------------------------------------------------------------------
                              If you surrender your Contract  If you do not surrender your  If you annuitize your Contract at
                               at the end of the applicable    Contract at the end of the     at the end of the applicable
                                      time period                applicable time period               time period
-----------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
-----------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors         72     114    163     254      22    69     118     254      *     69     118      254
Growth Stock Fund - Class A
-----------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Trust   72     112    160     248      22    67     115     248      *     67     115      248
- Class A
-----------------------------------------------------------------------------------------------------------------------------
MFS(R)Bond Fund - Class A       74     120    173     274      24    75     128     274      *     75     128      274
-----------------------------------------------------------------------------------------------------------------------------
MFS(R)Emerging Growth Fund      77     128    186     299      27    83     141     295      *     83     141      295
- Class A
-----------------------------------------------------------------------------------------------------------------------------
MFS(R)Global Governments        73     115    164     256      23    70     119     256      *     70     119      256
Fund - Class A
-----------------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities      73     115    164     256      23    70     119     256      *     70     119      256
Fund - Class A
-----------------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund -        75     121    175     277      25    76     130     277      *     76     130      277
Class A
-----------------------------------------------------------------------------------------------------------------------------
MFS(R)Research Fund - Class     74     118    170     267      24    73     125     267      *     73     125      267
A
-----------------------------------------------------------------------------------------------------------------------------
MFS(R)Series Trust IV - MFS(R)  72     112    161     248      22    67     116     248      *     67     116      248
Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------
MFS(R)Total Return Fund -       74     118    169     266      24    73     124     266      *     74     118      169
Class A
-----------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account     69     103    146     218      19    58     101     218      *     58     101      218
Trust - Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

                                    10 of 113

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts.

The contracts can be categorized as:

-     Non-Qualified
-     Individual Retirement Annuities
-     SEP IRAs
-     Tax Sheltered Annuities
-     Qualified

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-----------------------------------------------
                  MINIMUM INITIAL    MINIMUM
     CONTRACT        PURCHASE      SUBSEQUENT
       TYPE          PAYMENT        PAYMENTS
-----------------------------------------------
Non-Qualified         $1,500           $0
-----------------------------------------------
IRA                     $0             $0
-----------------------------------------------
SEP IRA                 $0             $0
-----------------------------------------------
Tax Sheltered           $0             $0
Annuity
-----------------------------------------------
Qualified               $0             $0
-----------------------------------------------

CHARGES AND EXPENSES

Nationwide deducts a mortality and expense risk charge equal to an annual rate of 1.30% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and administrative risks.

Nationwide assesses a $30 Contract Maintenance Charge for each contract on every contract anniversary and on the date of surrender upon full surrender of the contract (see "Contract Maintenance Charge").

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed the lesser of:

    (1) 5% of the amount surrendered; or

    (2) 5% of the total of all purchase payments made within 8 years of the surrender date.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or the amount required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the Variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

                                   11 of 113

CONDENSED FINANCIAL INFORMATION

Accumulation unit values for accumulation units outstanding throughout the period.



-------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL             ACCUMULATION    ACCUMULATION        PERCENT CHANGE IN     NUMBER OF       YEAR
FUND                          UNIT VALUE AT   UNIT VALUE AT END   ACCUMULATION          ACCUMULATION
                              BEGINNING OF    OF PERIOD           UNIT VALUE            UNITS AT END OF
                              PERIOD                                                    PERIOD
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Massachusetts                 146.486721        251.811030            38.60%                      0      1998
Investors Growth           ----------------------------------------------------------------------------------
Stock Fund - Class A -        123.869113        181.683346            46.65%                      0      1997
Q                          ----------------------------------------------------------------------------------
                              101.860531        123.869113            21.61%                      0      1996
                           ----------------------------------------------------------------------------------
                               80.166185        101.860531            27.06%                      0      1995
                           ----------------------------------------------------------------------------------
                               86.815888         80.166185            -7.66%                      0      1994
                           ----------------------------------------------------------------------------------
                               76.611479         86.815888            13.32%                      0      1993
                           ----------------------------------------------------------------------------------
                               72.701980         76.611479             5.38%                    582      1992
                           ----------------------------------------------------------------------------------
                               49.712553         72.701980            46.24%                    583      1991
                           ----------------------------------------------------------------------------------
                               52.714394         49.712553            -5.69%                    584      1990
                           ----------------------------------------------------------------------------------
                               39.228702         52.714394            34.38%                    584      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Massachusetts                 138.838952        192.429178            38.60%                    825      1998
Investors Growth           ----------------------------------------------------------------------------------
Stock Fund - Class A -         94.658415        138.838952            46.67%                    850      1997
NQ                         ----------------------------------------------------------------------------------
                               77.839871         94.658415            21.61%                    498      1996
                           ----------------------------------------------------------------------------------
                               61.261465         77.839871            27.06%                  1,043      1995
                           ----------------------------------------------------------------------------------
                               66.343035         61.261465            -7.66%                  1,043      1994
                           ----------------------------------------------------------------------------------
                               58.545028         66.343035            13.32%                  2,615      1993
                           ----------------------------------------------------------------------------------
                               55.557463         58.545028             5.38%                  2,874      1992
                           ----------------------------------------------------------------------------------
                               37.989389         55.557463            46.24%                  3,000      1991
                           ----------------------------------------------------------------------------------
                               40.283347         37.989389            -5.69%                  2,248      1990
                           ----------------------------------------------------------------------------------
                               29.977822         40.283347            34.38%                  4,948      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Massachusetts                 146.486721        202.414393            38.18%                280,157      1998
Investors Growth           ----------------------------------------------------------------------------------
Stock Fund - Class A -        100.175691        146.486721            46.23%                289,531      1997
QS                         ----------------------------------------------------------------------------------
                               82.628565        100.175691            21.24%                297,134      1996
                           ----------------------------------------------------------------------------------
                               65.227303         82.628565            26.68%                333,893      1995
                           ----------------------------------------------------------------------------------
                               70.852048         65.227303            -7.94%                375,617      1994
                           ----------------------------------------------------------------------------------
                               62.713932         70.852048            12.98%                411,227      1993
                           ----------------------------------------------------------------------------------
                               59.694705         62.713932             5.06%                450,956      1992
                           ----------------------------------------------------------------------------------
                               40.942088         59.694705            45.80%                472,708      1991
                           ----------------------------------------------------------------------------------
                               43.546733         40.942088            -5.98%                457,230      1990
                           ----------------------------------------------------------------------------------
                               32.504355         43.546733            33.97%                499,859      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------


                                   12 of 113


-------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL             ACCUMULATION    ACCUMULATION        PERCENT CHANGE IN     NUMBER OF       YEAR
FUND                          UNIT VALUE AT   UNIT VALUE AT END   ACCUMULATION          ACCUMULATION
                              BEGINNING OF    OF PERIOD           UNIT VALUE            UNITS AT END OF
                              PERIOD                                                    PERIOD
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Massachusetts                 124.301472        171.758959            38.18%                 95,701      1998
Investors Growth           ----------------------------------------------------------------------------------
Stock Fund - Class A -         85.004193        124.301472            46.23%                 88,204      1997
NQS                        ----------------------------------------------------------------------------------
                               70.114570         85.004193            21.24%                 86,801      1996
                           ----------------------------------------------------------------------------------
                               55.348697         70.114570            26.68%                102,114      1995
                           ----------------------------------------------------------------------------------
                               60.121583         55.348697            -7.94%                116,628      1994
                           ----------------------------------------------------------------------------------
                               53.215976         60.121583            12.98%                132,123      1993
                           ----------------------------------------------------------------------------------
                               50.654002         53.215976             5.06%                154,986      1992
                           ----------------------------------------------------------------------------------
                               34.741451         50.654002            45.80%                119,500      1991
                           ----------------------------------------------------------------------------------
                               36.951616         34.741451            -5.98%                124,361      1990
                           ----------------------------------------------------------------------------------
                               27.581591         36.951616            33.97%                152,198      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Massachusetts                 135.410415        187.109241            38.18%                  3,999      1998
Investors Growth           ----------------------------------------------------------------------------------
Stock Fund - Class A -         92.601102        135.410415            46.23%                  4,090      1997
NQS                        ----------------------------------------------------------------------------------
(81-225)                       76.380777         92.601102            21.24%                  5,470      1996
                           ----------------------------------------------------------------------------------
                               60.295273         76.380777            26.68%                  5,945      1995
                           ----------------------------------------------------------------------------------
                               65.494712         60.295273            -7.94%                  2,505      1994
                           ----------------------------------------------------------------------------------
                               57.971950         65.494712            12.98%                  3,382      1993
                           ----------------------------------------------------------------------------------
                               55.181022         57.971950             5.06%                  7,430      1992
                           ----------------------------------------------------------------------------------
                               37.846336         55.181022            45.80%                  6,225      1991
                           ----------------------------------------------------------------------------------
                               40.254029         37.846336            -5.98%                  6,677      1990
                           ----------------------------------------------------------------------------------
                               30.046604         40.254029            33.97%                  9,992      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Massachusetts                 164.129808        199.782164            21.72%                      0      1998
Investors Trust - Class    ----------------------------------------------------------------------------------
A - Q                         125.889283        164.129808            30.38%                     16      1997
                           ----------------------------------------------------------------------------------
                              101.007177        125.889283            24.63%                     16      1996
                           ----------------------------------------------------------------------------------
                               73.217470        101.007177            37.96%                     16      1995
                           ----------------------------------------------------------------------------------
                               74.716077         73.217470            -2.01%                     17      1994
                           ----------------------------------------------------------------------------------
                               68.591640         74.716077             8.93%                     17      1993
                           ----------------------------------------------------------------------------------
                               64.520969         68.591640             6.31%                     17      1992
                           ----------------------------------------------------------------------------------
                               51.047405         64.520969            26.39%                     17      1991
                           ----------------------------------------------------------------------------------
                               51.615906         51.047405            -6.53%                     17      1990
                           ----------------------------------------------------------------------------------
                               38.300069         51.615906            42.60%                     17      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Massachusetts                 154.878002        188.520679            21.72%                    259      1998
Investors Trust - Class    ----------------------------------------------------------------------------------
A - NQ                        118.793035        154.878002            30.38%                    289      1997
                           ----------------------------------------------------------------------------------
                               95.313498        118.793035            24.63%                      0      1996
                           ----------------------------------------------------------------------------------
                               69.090265         95.313498            37.96%                      0      1995
                           ----------------------------------------------------------------------------------
                               70.504398         69.090265            -2.01%                      0      1994
                           ----------------------------------------------------------------------------------
                               64.725197         70.504398             8.93%                     33      1993
                           ----------------------------------------------------------------------------------
                               60.883987         64.725197             6.31%                     33      1992
                           ----------------------------------------------------------------------------------
                               48.169920         60.883987            26.39%                      0      1991
                           ----------------------------------------------------------------------------------
                               48.706376         48.169920            -1.10%                      0      1990
                           ----------------------------------------------------------------------------------
                               36.141141         48.706376            34.77%                    727      1989
-------------------------------------------------------------------------------------------------------------

                                       10

                                   13 of 113


-------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL             ACCUMULATION    ACCUMULATION        PERCENT CHANGE IN     NUMBER OF       YEAR
FUND                          UNIT VALUE AT   UNIT VALUE AT END   ACCUMULATION          ACCUMULATION
                              BEGINNING OF    OF PERIOD           UNIT VALUE            UNITS AT END OF
                              PERIOD                                                    PERIOD
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Massachusetts                 131.320106        159.361559            21.35%                278,446      1998
Investors Trust - Class    ----------------------------------------------------------------------------------
A - QS                        101.029680        131.320106            29.98%                312,848      1997
                           ----------------------------------------------------------------------------------
                               81.308640        101.029680            24.25%                331,572      1996
                           ----------------------------------------------------------------------------------
                               59.116939         81.308640            37.54%                350,277      1995
                           ----------------------------------------------------------------------------------
                               60.509797         59.116939            -2.30%                373,587      1994
                           ----------------------------------------------------------------------------------
                               55.718475         60.509797             8.60%                402,085      1993
                           ----------------------------------------------------------------------------------
                               52.571200         55.718475             5.99%                438,578      1992
                           ----------------------------------------------------------------------------------
                               41.719131         52.571200            26.01%                470,627      1991
                           ----------------------------------------------------------------------------------
                               42.312382         41.719131            -1.40%                447,641      1990
                           ----------------------------------------------------------------------------------
                               31.491587         42.312382            34.36%                448,766      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Massachusetts                 117.825672        142.985600            21.35%                 83,119      1998
Investors Trust - Class    ----------------------------------------------------------------------------------
A - NQS                        90.647891        117.825672            29.98%                103,123      1997
                           ----------------------------------------------------------------------------------
                               72.953374         90.647891            24.25%                 96,073      1996
                           ----------------------------------------------------------------------------------
                               53.042089         72.953374            37.54%                100,239      1995
                           ----------------------------------------------------------------------------------
                               54.291825         53.042089            -2.30%                 87,519      1994
                           ----------------------------------------------------------------------------------
                               49.992851         54.291825             8.60%                 95,048      1993
                           ----------------------------------------------------------------------------------
                               47.168983         49.992851             5.99%                107,558      1992
                           ----------------------------------------------------------------------------------
                               37.432067         47.168983            26.01%                390,819      1991
                           ----------------------------------------------------------------------------------
                               37.964354         37.432067            -1.40%                388,337      1990
                           ----------------------------------------------------------------------------------
                               28.255508         37.964354            34.36%                411,620      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Massachusetts                 125.178102        151.908034            21.35%                  1,004      1998
Investors Trust - Class    ----------------------------------------------------------------------------------
A - NQS                        96.304396        125.178102            29.98%                  1,827      1997
(81-225)                   ----------------------------------------------------------------------------------
                               77.505736         96.304396            24.25%                  2,037      1996
                           ----------------------------------------------------------------------------------
                               56.351973         77.505736            37.54%                  2,696      1995
                           ----------------------------------------------------------------------------------
                               57.679687         56.351973            -2.30%                  4,013      1994
                           ----------------------------------------------------------------------------------
                               53.112457         57.679687             8.60%                  7,320      1993
                           ----------------------------------------------------------------------------------
                               50.112374         53.112457             5.99%                  8,418      1992
                           ----------------------------------------------------------------------------------
                               39.767862         50.112374            26.01%                  8,657      1991
                           ----------------------------------------------------------------------------------
                               40.333366         39.767862            -1.40%                  8,698      1990
                           ----------------------------------------------------------------------------------
                               30.018672         40.333366            34.36%                  9,643      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Bond Fund -              54.216028         56.075022             3.43%                      0      1998
Class A - Q                ----------------------------------------------------------------------------------
                               49.627094         54.216028             9.25%                      0      1997
                           ----------------------------------------------------------------------------------
                               48.229836         49.627094             2.90%                      0      1996
                           ----------------------------------------------------------------------------------
                               40.103391         48.229836            20.26%                      0      1995
                           ----------------------------------------------------------------------------------
                               42.399834         40.103391            -5.42%                    254      1994
                           ----------------------------------------------------------------------------------
                               37.614804         42.399834            12.72%                    255      1993
                           ----------------------------------------------------------------------------------
                               35.745806         37.614804             5.23%                    255      1992
                           ----------------------------------------------------------------------------------
                               30.588668         35.745806            16.86%                    256      1991
                           ----------------------------------------------------------------------------------
                               28.810284         30.588668             6.17%                    261      1990
                           ----------------------------------------------------------------------------------
                               25.635091         28.810284            12.39%                    261      1989
-------------------------------------------------------------------------------------------------------------


                                   14 of 113


-------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL             ACCUMULATION    ACCUMULATION        PERCENT CHANGE IN     NUMBER OF       YEAR
FUND                          UNIT VALUE AT   UNIT VALUE AT END   ACCUMULATION          ACCUMULATION
                              BEGINNING OF    OF PERIOD           UNIT VALUE            UNITS AT END OF
                              PERIOD                                                    PERIOD
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Bond Fund -              57.243116         59.205904             3.43%                    342      1998
Class A - NQ               ----------------------------------------------------------------------------------
                               52.397975         57.243116             9.25%                    595      1997
                           ----------------------------------------------------------------------------------
                               50.922705         52.397975             2.90%                  3,321      1996
                           ----------------------------------------------------------------------------------
                               42.342529         50.922705            20.26%                    596      1995
                           ----------------------------------------------------------------------------------
                               44.767184         42.342529            -5.42%                    450      1994
                           ----------------------------------------------------------------------------------
                               39.714988         44.767184            12.72%                  1,068      1993
                           ----------------------------------------------------------------------------------
                               37.741633         39.714988             5.23%                  1,400      1992
                           ----------------------------------------------------------------------------------
                               32.296567         37.741633            16.86%                  2,161      1991
                           ----------------------------------------------------------------------------------
                               30.418889         32.296567             6.17%                  2,290      1990
                           ----------------------------------------------------------------------------------
                               27.066400         30.418889            12.39%                  4,117      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Bond Fund -              48.946623         50.471558             3.12%                402,734      1998
Class A - QS               ----------------------------------------------------------------------------------
                               44.939826         48.946623             8.92%                453,678      1997
                           ----------------------------------------------------------------------------------
                               43.808005         44.939826             2.58%                509,516      1996
                           ----------------------------------------------------------------------------------
                               36.536936         43.808005            19.90%                613,426      1995
                           ----------------------------------------------------------------------------------
                               38.746280         36.536936            -5.70%                715,452      1994
                           ----------------------------------------------------------------------------------
                               34.477915         38.746280            12.38%                873,520      1993
                           ----------------------------------------------------------------------------------
                               32.864457         34.477915             4.91%              1,019,209      1992
                           ----------------------------------------------------------------------------------
                               28.208302         32.864457            16.51%              1,231,635      1991
                           ----------------------------------------------------------------------------------
                               26.649337         28.208302             5.85%              1,282,139      1990
                           ----------------------------------------------------------------------------------
                               23.784006         26.649337            12.05%              1,684,129      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Bond Fund -              48.906597         50.430297             3.12%                144,138      1998
Class A - NQS              ----------------------------------------------------------------------------------
                               44.903088         48.906597             8.92%                147,342      1997
                           ----------------------------------------------------------------------------------
                               43.772192         44.903088             2.58%                208,403      1996
                           ----------------------------------------------------------------------------------
                               36.507070         43.772192            19.90%                267,129      1995
                           ----------------------------------------------------------------------------------
                               38.714601         36.507070            -5.70%                278,445      1994
                           ----------------------------------------------------------------------------------
                               34.449725         38.714601            12.38%                341,506      1993
                           ----------------------------------------------------------------------------------
                               32.837584         34.449725             4.91%                395,096      1992
                           ----------------------------------------------------------------------------------
                               28.185248         32.837584            16.51%                416,135      1991
                           ----------------------------------------------------------------------------------
                               26.627561         28.185248             5.85%                423,448      1990
                           ----------------------------------------------------------------------------------
                               23.764566         26.627561            12.05%                571,151      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Bond Fund -              49.097863         50.627514             3.12%                    786      1998
Class A - NQS              ----------------------------------------------------------------------------------
(81-225)                       45.078692         49.097863             8.92%                    789      1997
                           ----------------------------------------------------------------------------------
                               43.943375         45.078692             2.58%                  1,597      1996
                           ----------------------------------------------------------------------------------
                               36.649839         43.943375            19.90%                  4,145      1995
                           ----------------------------------------------------------------------------------
                               38.865999         36.649839            -5.70%                  4,892      1994
                           ----------------------------------------------------------------------------------
                               34.584435         38.865999            12.38%                 10,550      1993
                           ----------------------------------------------------------------------------------
                               32.965982         34.584435             4.91%                 10,644      1992
                           ----------------------------------------------------------------------------------
                               28.295444         32.965982            16.51%                 13,375      1991
                           ----------------------------------------------------------------------------------
                               26.731671         28.295444             5.85%                 13,709      1990
                           ----------------------------------------------------------------------------------
                               23.857482         26.731671            12.05%                 21,797      1989
-------------------------------------------------------------------------------------------------------------


                                   15 of 113


-------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL             ACCUMULATION    ACCUMULATION        PERCENT CHANGE IN     NUMBER OF       YEAR
FUND                          UNIT VALUE AT   UNIT VALUE AT END   ACCUMULATION          ACCUMULATION
                              BEGINNING OF    OF PERIOD           UNIT VALUE            UNITS AT END OF
                              PERIOD                                                    PERIOD
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Emerging                 40.798757         50.131190            22.87%                320,469      1998
Growth Fund - Class        ----------------------------------------------------------------------------------
A - QS                         34.264981         40.798757            19.07%                385,073      1997
                           ----------------------------------------------------------------------------------
                               30.247061         34.264981            13.28%                437,204      1996
                           ----------------------------------------------------------------------------------
                               21.706658         30.247061            39.34%                424,049      1995
                           ----------------------------------------------------------------------------------
                               20.977470         21.706658             3.48%                400,564      1994
                           ----------------------------------------------------------------------------------
                               16.755110         20.977490            25.20%                285,804      1993
                           ----------------------------------------------------------------------------------
                               15.782125         16.755110             6.17%                288,500      1992
                           ----------------------------------------------------------------------------------
                                9.396802         15.782125            67.95%                222,326      1991
                           ----------------------------------------------------------------------------------
                               10.753988          9.396802           -12.62%                112,582      1990
                           ----------------------------------------------------------------------------------
                                8.662733         10.753988            24.14%                172,308      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Emerging                 40.798757         50.131190            22.87%                    779      1998
Growth Fund - Class        ----------------------------------------------------------------------------------
A - NQS                        34.264981         40.798757            19.07%                    674      1997
(81-225)                   ----------------------------------------------------------------------------------
                               30.247061         34.264981            13.28%                    675      1996
                           ----------------------------------------------------------------------------------
                               21.706658         30.247061            39.34%                    474      1995
                           ----------------------------------------------------------------------------------
                               20.977490         21.706658             3.48%                    474      1994
                           ----------------------------------------------------------------------------------
                               16.755110         20.977490            25.20%                  1,237      1993
                           ----------------------------------------------------------------------------------
                               15.782125         16.755110             6.17%                    762      1992
                           ----------------------------------------------------------------------------------
                                9.396802         15.782125            67.95%                  1,140      1991
                           ----------------------------------------------------------------------------------
                               10.753988          9.396802           -12.62%                      0      1990
                           ----------------------------------------------------------------------------------
                                8.662733         10.753988            24.14%                  2,575      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Global                   50.368842         51.773614             2.79%                 85,861      1998
Governments Fund -         ----------------------------------------------------------------------------------
Class A - QS                   50.880072         50.368842            -1.00%                115,417      1997
                           ----------------------------------------------------------------------------------
                               48.914346         50.880072             4.02%                143,438      1996
                           ----------------------------------------------------------------------------------
                               42.911877         48.914346            13.99%                184,796      1995
                           ----------------------------------------------------------------------------------
                               46.532702         42.911877            -7.78%                229,107      1994
                           ----------------------------------------------------------------------------------
                               39.821939         46.532702            16.85%                272,388      1993
                           ----------------------------------------------------------------------------------
                               39.811131         39.821939             0.03%                260,769      1992
                           ----------------------------------------------------------------------------------
                               35.563134         39.811131            11.94%                271,803      1991
                           ----------------------------------------------------------------------------------
                               30.561450         35.563134            16.37%                315,655      1990
                           ----------------------------------------------------------------------------------
                               28.837079         30.561450             5.98%                304,967      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Global                   49.106357         50.475906             2.79%                 16,423      1998
Governments Fund -         ----------------------------------------------------------------------------------
Class A - NQS                  49.604787         49.106357            -1.00%                 15,550      1997
                           ----------------------------------------------------------------------------------
                               47.688325         49.604787             4.02%                 22,367      1996
                           ----------------------------------------------------------------------------------
                               41.836304         47.688325            13.99%                 36,927      1995
                           ----------------------------------------------------------------------------------
                               45.366368         41.836304            -7.78%                 44,619      1994
                           ----------------------------------------------------------------------------------
                               38.823817         45.366368            16.85%                 57,120      1993
                           ----------------------------------------------------------------------------------
                               38.813287         38.823817             0.03%                 42,828      1992
                           ----------------------------------------------------------------------------------
                               34.671762         38.813287            11.94%                 35,166      1991
                           ----------------------------------------------------------------------------------
                               29.795448         34.671762            16.37%                 54,896      1990
                           ----------------------------------------------------------------------------------
                               28.114297         29.795448             5.98%                 40,122      1989
-------------------------------------------------------------------------------------------------------------

                                       13

                                   16 of 113

-------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL             ACCUMULATION    ACCUMULATION        PERCENT CHANGE IN     NUMBER OF       YEAR
FUND                          UNIT VALUE AT   UNIT VALUE AT END   ACCUMULATION          ACCUMULATION
                              BEGINNING OF    OF PERIOD           UNIT VALUE            UNITS AT END OF
                              PERIOD                                                    PERIOD
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Global                   50.290543         51.693122             2.79%                    709      1998
Governments Fund -         ----------------------------------------------------------------------------------
Class A - NQS                  50.800980         50.290543            -1.00%                    666      1997
(81-225)                   ----------------------------------------------------------------------------------
                               48.838310         50.800980             4.02%                  1,811      1996
                           ----------------------------------------------------------------------------------
                               42.845163         48.838310            13.99%                  2,763      1995
                           ----------------------------------------------------------------------------------
                               46.460353         42.845163            -7.78%                  3,284      1994
                           ----------------------------------------------------------------------------------
                               39.760030         46.460353            16.85%                  3,684      1993
                           ----------------------------------------------------------------------------------
                               39.749239         39.760030             0.03%                  4,274      1992
                           ----------------------------------------------------------------------------------
                               35.507853         39.749239            11.94%                  5,904      1991
                           ----------------------------------------------------------------------------------
                               30.513949         35.507853            16.37%                  7,450      1990
                           ----------------------------------------------------------------------------------
                               28.792251         30.513949             5.98%                  8,327      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Growth                  207.334157        265.137821            27.88%                      0      1998
Opportunities Fund -       ----------------------------------------------------------------------------------
Class A - Q                   169.873726        207.334157            22.05%                      0      1997
                           ----------------------------------------------------------------------------------
                              140.810582        169.873726            20.64%                      0      1996
                           ----------------------------------------------------------------------------------
                              105.450698        140.810582            33.15%                      0      1995
                           ----------------------------------------------------------------------------------
                              111.450698        105.450698            -5.11%                      0      1994
                           ----------------------------------------------------------------------------------
                               96.886717        111.450698            15.03%                      0      1993
                           ----------------------------------------------------------------------------------
                               90.866062         96.886717             6.63%                     59      1992
                           ----------------------------------------------------------------------------------
                               74.980776         90.866062            21.19%                     60      1991
                           ----------------------------------------------------------------------------------
                               79.192602         74.980776            -5.32%                     60      1990
                           ----------------------------------------------------------------------------------
                               62.255086         79.192602            27.21%                     60      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Growth                  152.474948        194.984157            27.88%                    830      1998
Opportunities Fund -       ----------------------------------------------------------------------------------
Class A - NQ                  124.926291        152.474948            22.05%                  1,008      1997
                           ----------------------------------------------------------------------------------
                              103.553065        124.926291            20.64%                  2,724      1996
                           ----------------------------------------------------------------------------------
                               77.773322        103.553065            33.15%                  2,642      1995
                           ----------------------------------------------------------------------------------
                               81.961605         77.773322            -5.11%                  2,807      1994
                           ----------------------------------------------------------------------------------
                               71.251149         81.961605            15.03%                  2,923      1993
                           ----------------------------------------------------------------------------------
                               66.823526         71.251149             6.63%                  3,217      1992
                           ----------------------------------------------------------------------------------
                               55.141372         66.823526            21.19%                  3,285      1991
                           ----------------------------------------------------------------------------------
                               58.238773         55.141372            -5.32%                  3,209      1990
                           ----------------------------------------------------------------------------------
                               45.782811         58.238773            27.21%                  4,173      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Growth                  141.368069        180.233377            27.49%                633,469      1998
Opportunities Fund -       ----------------------------------------------------------------------------------
Class A - QS                  116.177967        141.368069            21.68%                732,936      1997
                           ----------------------------------------------------------------------------------
                               96.595726        116.177967            20.27%                822,246      1996
                           ----------------------------------------------------------------------------------
                               72.767772         96.595725            32.75%                920,477      1995
                           ----------------------------------------------------------------------------------
                               76.918993         72.767772            -5.40%              1,029,309      1994
                           ----------------------------------------------------------------------------------
                               67.070484         76.918993            14.68%              1,187,377      1993
                           ----------------------------------------------------------------------------------
                               63.094003         67.070484             6.30%              1,351,519      1992
                           ----------------------------------------------------------------------------------
                               52.221717         63.094003            20.82%              1,533,160      1991
                           ----------------------------------------------------------------------------------
                               55.323366         52.221717            -5.61%              1,718,069      1990
                           ----------------------------------------------------------------------------------
                               43.622463         55.323366            26.82%              2,056,593      1989
-------------------------------------------------------------------------------------------------------------


                                   17 of 113


-------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL             ACCUMULATION    ACCUMULATION        PERCENT CHANGE IN     NUMBER OF       YEAR
FUND                          UNIT VALUE AT   UNIT VALUE AT END   ACCUMULATION          ACCUMULATION
                              BEGINNING OF    OF PERIOD           UNIT VALUE            UNITS AT END OF
                              PERIOD                                                    PERIOD
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Growth                  120.084102        153.097965            27.49%                152,136      1998
Opportunities Fund -       ----------------------------------------------------------------------------------
Class A - NQS                  98.686554        120.084102            21.68%                172,812      1997
                           ----------------------------------------------------------------------------------
                               82.052560         98.686554            20.27%                182,479      1996
                           ----------------------------------------------------------------------------------
                               61.812074         82.052560            32.75%                206,611      1995
                           ----------------------------------------------------------------------------------
                               65.338300         61.812074            -5.40%                214,829      1994
                           ----------------------------------------------------------------------------------
                               56.972537         65.338300            14.68%                241,558      1993
                           ----------------------------------------------------------------------------------
                               53.594751         56.972537             6.30%                284,420      1992
                           ----------------------------------------------------------------------------------
                               44.359372         53.594751            20.82%                319,081      1991
                           ----------------------------------------------------------------------------------
                               46.994048         44.359372            -5.61%                322,668      1990
                           ----------------------------------------------------------------------------------
                               37.054798         46.994048            26.82%                420,211      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Growth                  132.499304        168.926385            27.49%                 11,929      1998
Opportunities Fund -       ----------------------------------------------------------------------------------
Class A - NQS                 108.889502        132.499304            21.68%                 12,840      1997
(81-225)                   ----------------------------------------------------------------------------------
                               90.535764        108.889502            20.27%                 14,732      1996
                           ----------------------------------------------------------------------------------
                               68.202665         90.535764            32.75%                 15,064      1995
                           ----------------------------------------------------------------------------------
                               72.093454         68.202665            -5.40%                 16,083      1994
                           ----------------------------------------------------------------------------------
                               62.862782         72.093454            14.68%                 20,590      1993
                           ----------------------------------------------------------------------------------
                               59.135771         62.862782             6.30%                 23,039      1992
                           ----------------------------------------------------------------------------------
                               48.945558         59.135771            20.82%                 26,387      1991
                           ----------------------------------------------------------------------------------
                               51.852634         48.945558            -5.61%                 32,466      1990
                           ----------------------------------------------------------------------------------
                               40.885800         51.852634            26.82%                 43,143      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)High Income              71.581692         71.596334             0.02%                      0      1998
Fund - Class A - Q         ----------------------------------------------------------------------------------
                               64.068571         71.581692            11.73%                      0      1997
                           ----------------------------------------------------------------------------------
                               57.498253         64.068571            11.43%                      0      1996
                           ----------------------------------------------------------------------------------
                               49.574586         57.498253            15.98%                      0      1995
                           ----------------------------------------------------------------------------------
                               51.425517         49.574586            -3.60%                      0      1994
                           ----------------------------------------------------------------------------------
                               43.507773         51.425517            18.20%                      0      1993
                           ----------------------------------------------------------------------------------
                               37.547955         43.507773            15.87%                      0      1992
                           ----------------------------------------------------------------------------------
                               25.471529         37.547955            47.41%                      0      1991
                           ----------------------------------------------------------------------------------
                               30.899937         25.471529           -17.57%                      0      1990
                           ----------------------------------------------------------------------------------
                               31.842604         30.899937            -2.96%                      0      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)High Income              72.045586         72.060325             0.02%                    217      1998
Fund - Class A - NQ        ----------------------------------------------------------------------------------
                               64.483775         72.045586            11.73%                    358      1997
                           ----------------------------------------------------------------------------------
                               57.870879         64.483775            11.43%                    358      1996
                           ----------------------------------------------------------------------------------
                               49.895862         57.870879            15.98%                    359      1995
                           ----------------------------------------------------------------------------------
                               51.758789         49.895862            -3.60%                    359      1994
                           ----------------------------------------------------------------------------------
                               43.789729         51.758789            18.20%                    721      1993
                           ----------------------------------------------------------------------------------
                               37.791286         43.789729            15.87%                    360      1992
                           ----------------------------------------------------------------------------------
                               25.636591         37.791286            47.41%                    360      1991
                           ----------------------------------------------------------------------------------
                               31.100170         25.636591           -17.57%                    697      1990
                           ----------------------------------------------------------------------------------
                               32.048950         31.100170            -2.96%                    698      1989
-------------------------------------------------------------------------------------------------------------


                                   18 of 113


-------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL             ACCUMULATION    ACCUMULATION        PERCENT CHANGE IN     NUMBER OF       YEAR
FUND                          UNIT VALUE AT   UNIT VALUE AT END   ACCUMULATION          ACCUMULATION
                              BEGINNING OF    OF PERIOD           UNIT VALUE            UNITS AT END OF
                              PERIOD                                                    PERIOD
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)High Income              62.966234         62.788270            -0.28%                279,479      1998
Fund - Class A - QS        ----------------------------------------------------------------------------------
                               56.528677         62.966234            11.39%                332,136      1997
                           ----------------------------------------------------------------------------------
                               50.886631         56.528677            11.09%                408,255      1996
                           ----------------------------------------------------------------------------------
                               44.007083         50.886631            15.63%                488,470      1995
                           ----------------------------------------------------------------------------------
                               45.788518         44.007083            -3.89%                561,209      1994
                           ----------------------------------------------------------------------------------
                               38.856280         45.788518            17.84%                709,698      1993
                           ----------------------------------------------------------------------------------
                               33.635599         38.856280            15.52%                764,118      1992
                           ----------------------------------------------------------------------------------
                               22.886614         33.635599            46.97%                797,975      1991
                           ----------------------------------------------------------------------------------
                               27.848883         22.886614           -17.82%                914,811      1990
                           ----------------------------------------------------------------------------------
                               28.785308         27.848883            -3.25%              1,535,254      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)High Income              62.010978         61.835712            -0.28%                119,105      1998
Fund - Class A - NQS       ----------------------------------------------------------------------------------
                               55.671087         62.010978            11.39%                154,453      1997
                           ----------------------------------------------------------------------------------
                               50.114634         55.671087            11.09%                176,997      1996
                           ----------------------------------------------------------------------------------
                               43.339456         50.114634            15.63%                188,820      1995
                           ----------------------------------------------------------------------------------
                               45.093866         43.339456            -3.89%                200,368      1994
                           ----------------------------------------------------------------------------------
                               38.266802         45.093866            17.84%                252,674      1993
                           ----------------------------------------------------------------------------------
                               33.125330         38.266802            15.52%                263,452      1992
                           ----------------------------------------------------------------------------------
                               22.539408         33.125330            46.97%                268,775      1991
                           ----------------------------------------------------------------------------------
                               27.426394         22.539408           -17.82%                301,912      1990
                           ----------------------------------------------------------------------------------
                               28.348616         27.426394            -3.25%                494,597      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)High Income              62.966234         62.788270            -0.28%                  4,449      1998
Fund - Class A - NQS       ----------------------------------------------------------------------------------
(81-225)                       56.528677         62.966234            11.39%                  4,996      1997
                           ----------------------------------------------------------------------------------
                               50.886631         56.528677            11.09%                  6,379      1996
                           ----------------------------------------------------------------------------------
                               44.007083         50.886631            15.63%                  6,442      1995
                           ----------------------------------------------------------------------------------
                               45.788518         44.007083            -3.89%                  6,622      1994
                           ----------------------------------------------------------------------------------
                               38.856280         45.788518            17.84%                  9,385      1993
                           ----------------------------------------------------------------------------------
                               33.635599         38.856280            15.52%                  9,545      1992
                           ----------------------------------------------------------------------------------
                               22.886614         33.635599            46.97%                  9,353      1991
                           ----------------------------------------------------------------------------------
                               27.848883         22.886614           -17.82%                 10,384      1990
                           ----------------------------------------------------------------------------------
                               28.785308         27.848883            -3.25%                 25,607      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Research Fund           185.283325        225.478933            21.69%                      0      1998
- Class A - Q              ----------------------------------------------------------------------------------
                              155.285363        185.283325            19.32%                      0      1997
                           ----------------------------------------------------------------------------------
                              126.019031        155.285363            23.22%                      0      1996
                           ----------------------------------------------------------------------------------
                               91.844201        126.019031            37.21%                      0      1995
                           ----------------------------------------------------------------------------------
                               92.760008         91.844201            -0.99%                      0      1994
                           ----------------------------------------------------------------------------------
                               77.006871         92.760008            20.46%                      0      1993
                           ----------------------------------------------------------------------------------
                               69.993098         77.006871            32.53%                      0      1992
                           ----------------------------------------------------------------------------------
                               53.307836         69.993098            44.46%                      0      1991
                           ----------------------------------------------------------------------------------
                               57.290901         53.307836            -6.95%                      0      1990
                           ----------------------------------------------------------------------------------
                               45.882915         57.290901            24.86%                      0      1989
-------------------------------------------------------------------------------------------------------------


                                   19 of 113

-------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL             ACCUMULATION    ACCUMULATION        PERCENT CHANGE IN     NUMBER OF       YEAR
FUND                          UNIT VALUE AT   UNIT VALUE AT END   ACCUMULATION          ACCUMULATION
                              BEGINNING OF    OF PERIOD           UNIT VALUE            UNITS AT END OF
                              PERIOD                                                    PERIOD
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Research Fund -         148.464541        180.672640            21.69%                    390      1998
Class A - NQ               ----------------------------------------------------------------------------------
                              124.427653        148.464541            19.32%                    390      1997
                           ----------------------------------------------------------------------------------
                              100.977005        124.427653            23.22%                    110      1996
                           ----------------------------------------------------------------------------------
                               73.593263        100.977005            37.21%                    599      1995
                           ----------------------------------------------------------------------------------
                               74.327082         73.593263            -0.99%                    599      1994
                           ----------------------------------------------------------------------------------
                               61.704356         74.327082            20.46%                    807      1993
                           ----------------------------------------------------------------------------------
                               56.084333         61.704356            32.53%                    600      1992
                           ----------------------------------------------------------------------------------
                               42.714695         56.084333            44.46%                    660      1991
                           ----------------------------------------------------------------------------------
                               45.906255         42.714695            -6.95%                    663      1990
                           ----------------------------------------------------------------------------------
                               36.765224         45.906255            24.86%                    768      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Research Fund -         146.156474        177.325237            21.33%                225,728      1998
Class A - QS               ----------------------------------------------------------------------------------
                              122.865333        146.156474            18.96%                265,836      1997
                           ----------------------------------------------------------------------------------
                              100.013750        122.865333            22.85%                283,320      1996
                           ----------------------------------------------------------------------------------
                               73.111959        100.013750            36.80%                270,229      1995
                           ----------------------------------------------------------------------------------
                               74.064821         73.111959            -1.29%                285,624      1994
                           ----------------------------------------------------------------------------------
                               61.673295         74.064821            20.09%                262,270      1993
                           ----------------------------------------------------------------------------------
                               56.226647         61.673295             9.69%                278,528      1992
                           ----------------------------------------------------------------------------------
                               42.952906         56.226647            30.90%                308,259      1991
                           ----------------------------------------------------------------------------------
                               46.303111         42.952906            -7.24%                341,148      1990
                           ----------------------------------------------------------------------------------
                               37.195214         46.303111            24.49%                406,916      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Research Fund -         127.707031        154.941343            21.33%                 81,260      1998
Class A - NQS              ----------------------------------------------------------------------------------
                              107.355935        127.707031            18.96%                 93,659      1997
                           ----------------------------------------------------------------------------------
                               87.388917        107.355935            22.85%                105,263      1996
                           ----------------------------------------------------------------------------------
                               63.882963         87.388917            36.80%                100,973      1995
                           ----------------------------------------------------------------------------------
                               64.715547         63.882963            -1.29%                 97,012      1994
                           ----------------------------------------------------------------------------------
                               53.888228         64.715547            20.09%                 87,152      1993
                           ----------------------------------------------------------------------------------
                               49.129110         53.888228             9.69%                 77,535      1992
                           ----------------------------------------------------------------------------------
                               37.530937         49.129110            30.90%                 81,372      1991
                           ----------------------------------------------------------------------------------
                               40.458230         37.530937            -7.24%                 87,510      1990
                           ----------------------------------------------------------------------------------
                               32.500035         40.458230            24.49%                123,218      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Research Fund -         144.450450        175.255390            21.33%                  1,280      1998
Class A - NQS              ----------------------------------------------------------------------------------
(81-225)                      121.431177        144.450450            18.96%                  1,318      1997
                           ----------------------------------------------------------------------------------
                               98.846334        121.431177            22.85%                  1,676      1996
                           ----------------------------------------------------------------------------------
                               72.258548         98.846334            36.80%                  1,591      1995
                           ----------------------------------------------------------------------------------
                               73.200301         72.258548            -1.29%                  1,727      1994
                           ----------------------------------------------------------------------------------
                               60.953415         73.200301            20.09%                  1,975      1993
                           ----------------------------------------------------------------------------------
                               55.570339         60.953415             9.69%                  1,996      1992
                           ----------------------------------------------------------------------------------
                               42.451540         55.570339            30.90%                  2,041      1991
                           ----------------------------------------------------------------------------------
                               45.762638         42.451540            -7.24%                  5,210      1990
                           ----------------------------------------------------------------------------------
                               36.761058         45.762638            24.49%                  5,773      1989
-------------------------------------------------------------------------------------------------------------


                                   20 of 113


-------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL             ACCUMULATION    ACCUMULATION        PERCENT CHANGE IN     NUMBER OF       YEAR
FUND                          UNIT VALUE AT   UNIT VALUE AT END   ACCUMULATION          ACCUMULATION
                              BEGINNING OF    OF PERIOD           UNIT VALUE            UNITS AT END OF
                              PERIOD                                                    PERIOD
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Series Trust IV -        35.649000         37.041140             3.91%                      0      1998
MFS(R)Money                ----------------------------------------------------------------------------------
Market Fund - Q*               34.325389         35.649000             3.86%                      0      1997
                           ----------------------------------------------------------------------------------
                               33.101565         34.325389             3.70%                      0      1996
                           ----------------------------------------------------------------------------------
                               31.765828         33.101565             4.20%                      0      1995
                           ----------------------------------------------------------------------------------
                               30.994333         31.765828             2.49%                      0      1994
                           ----------------------------------------------------------------------------------
                               30.575287         30.994333             1.37%                      0      1993
                           ----------------------------------------------------------------------------------
                               29.974326         30.575287             2.00%                      0      1992
                           ----------------------------------------------------------------------------------
                               28.674122         29.974326             4.53%                      0      1991
                           ----------------------------------------------------------------------------------
                               26.882238         28.674122             6.67%                      0      1990
                           ----------------------------------------------------------------------------------
                               24.951768         26.882238             7.74%                      0      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Series Trust IV          36.580276         38.008785             3.91%                  6,827      1998
- MFS(R)Money              ----------------------------------------------------------------------------------
Market Fund - NQ               35.222087         36.580276             3.86%                  6,828      1997
                           ----------------------------------------------------------------------------------
                               33.966291         35.222087             3.70%                  4,058      1996
                           ----------------------------------------------------------------------------------
                               32.595660         33.966291             4.20%                  5,703      1995
                           ----------------------------------------------------------------------------------
                               31.804010         32.595660             2.49%                  8,788      1994
                           ----------------------------------------------------------------------------------
                               31.374016         31.804010             1.37%                 10,894      1993
                           ----------------------------------------------------------------------------------
                               30.757355         31.374016             2.00%                 21,348      1992
                           ----------------------------------------------------------------------------------
                               29.423184         30.757355             4.53%                 22,044      1991
                           ----------------------------------------------------------------------------------
                               27.584489         29.423184             6.67%                 34,393      1990
                           ----------------------------------------------------------------------------------
                               25.603588         27.584489             7.74%                 35,921      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Series Trust IV          31.101395         32.218020             3.59%              1,006,298      1998
- MFS(R)Money              ----------------------------------------------------------------------------------
Market Fund - QS               30.037656         31.101395             3.54%              1,143,756      1997
                           ----------------------------------------------------------------------------------
                               29.055232         30.037656             3.38%              1,343,440      1996
                           ----------------------------------------------------------------------------------
                               27.967294         29.055232             3.89%              1,630,393      1995
                           ----------------------------------------------------------------------------------
                               27.370768         27.967294             2.18%              2,012,165      1994
                           ----------------------------------------------------------------------------------
                               27.082782         27.370768             1.06%              2,386,518      1993
                           ----------------------------------------------------------------------------------
                               26.631168         27.082782             1.70%              3,346,894      1992
                           ----------------------------------------------------------------------------------
                               25.553415         26.631168             4.22%              4,316,381      1991
                           ----------------------------------------------------------------------------------
                               24.029764         25.553415             6.34%              5,619,586      1990
                           ----------------------------------------------------------------------------------
                               22.371742         24.029764             7.41%              6,212,230      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Series Trust IV          31.123008         32.240409             3.59%                568,052      1998
- MFS(R)Money              ----------------------------------------------------------------------------------
Market Fund - NQS              30.058530         31.123008             3.54%                556,766      1997
                           ----------------------------------------------------------------------------------
                               29.075421         30.058530             3.38%                615,505      1996
                           ----------------------------------------------------------------------------------
                               27.986728         29.075421             3.89%                597,925      1995
                           ----------------------------------------------------------------------------------
                               27.389788         27.986728             2.18%                823,383      1994
                           ----------------------------------------------------------------------------------
                               27.101602         27.389788             1.06%                962,484      1993
                           ----------------------------------------------------------------------------------
                               26.649674         27.101602             1.70%              1,251,049      1992
                           ----------------------------------------------------------------------------------
                               25.571172         26.649674             4.22%              1,661,279      1991
                           ----------------------------------------------------------------------------------
                               24.046461         25.571172             6.34%              2,007,134      1990
                           ----------------------------------------------------------------------------------
                               22.387287         24.046461             7.41%              2,137,971      1989
-------------------------------------------------------------------------------------------------------------


                                   21 of 113


-------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL             ACCUMULATION    ACCUMULATION        PERCENT CHANGE IN     NUMBER OF       YEAR
FUND                          UNIT VALUE AT   UNIT VALUE AT END   ACCUMULATION          ACCUMULATION
                              BEGINNING OF    OF PERIOD           UNIT VALUE            UNITS AT END OF
                              PERIOD                                                    PERIOD
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Total Return            108.143295        119.502472            10.50%                      0      1998
Fund - Class A - Q         ----------------------------------------------------------------------------------
                               90.602325        108.143295            19.36%                    131      1997
                           ----------------------------------------------------------------------------------
                               79.840336         90.602325            13.48%                    131      1996
                           ----------------------------------------------------------------------------------
                               63.581031         79.840336            25.57%                    131      1995
                           ----------------------------------------------------------------------------------
                               65.964662         63.581031            -3.61%                    132      1994
                           ----------------------------------------------------------------------------------
                               57.871052         65.964662            13.99%                    132      1993
                           ----------------------------------------------------------------------------------
                               53.108093         57.871052             8.97%                    132      1992
                           ----------------------------------------------------------------------------------
                               44.107591         53.108093            20.41%                    132      1991
                           ----------------------------------------------------------------------------------
                               45.615581         44.107591            -2.32%                    133      1990
                           ----------------------------------------------------------------------------------
                               37.441206         45.615581            20.60%                    133      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Total Return            106.270381        117.432831            10.50%                    146      1998
Fund - Class A - NQ        ----------------------------------------------------------------------------------
                               89.033201        106.270381            19.36%                      0      1997
                           ----------------------------------------------------------------------------------
                               78.457598         89.033201            13.48%                      0      1996
                           ----------------------------------------------------------------------------------
                               62.479885         78.457598            25.57%                     87      1995
                           ----------------------------------------------------------------------------------
                               64.822235         62.479885            -3.61%                     87      1994
                           ----------------------------------------------------------------------------------
                               56.868802         64.822235            13.99%                    317      1993
                           ----------------------------------------------------------------------------------
                               52.188320         56.868802             8.97%                    712      1992
                           ----------------------------------------------------------------------------------
                               43.343699         52.188320            20.41%                    534      1991
                           ----------------------------------------------------------------------------------
                               44.825581         43.343699            -3.31%                    535      1990
                           ----------------------------------------------------------------------------------
                               36.792773         44.825581            21.83%                  1,456      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Total Return             98.832664        108.882919            10.17%                465,417      1998
Fund - Class A - QS        ----------------------------------------------------------------------------------
                               83.053566         98.832664            19.00%                570,631      1997
                           ----------------------------------------------------------------------------------
                               73.411912         83.053566            13.13%                671,118      1996
                           ----------------------------------------------------------------------------------
                               58.638949         73.411912            25.19%                782,272      1995
                           ----------------------------------------------------------------------------------
                               61.021714         58.638949            -3.90%                902,191      1994
                           ----------------------------------------------------------------------------------
                               53.697197         61.021714            13.64%                998,970      1993
                           ----------------------------------------------------------------------------------
                               49.427627         53.697197             8.64%                977,013      1992
                           ----------------------------------------------------------------------------------
                               41.175343         49.427627            20.04%                950,358      1991
                           ----------------------------------------------------------------------------------
                               42.712979         41.175343            -3.60%                942,653      1990
                           ----------------------------------------------------------------------------------
                               35.164779         42.712979            21.47%              1,082,672      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Total Return             95.666722        105.395033            10.17%                127,066      1998
Fund - Class A - NQS       ----------------------------------------------------------------------------------
                               80.393080         95.666722            19.00%                145,316      1997
                           ----------------------------------------------------------------------------------
                               71.060281         80.393080            13.13%                167,776      1996
                           ----------------------------------------------------------------------------------
                               56.760546         71.060281            25.19%                199,257      1995
                           ----------------------------------------------------------------------------------
                               59.066983         56.760546            -3.90%                224,713      1994
                           ----------------------------------------------------------------------------------
                               51.977095         59.066983            13.64%                272,164      1993
                           ----------------------------------------------------------------------------------
                               47.844295         51.977095             8.64%                229,777      1992
                           ----------------------------------------------------------------------------------
                               39.856354         47.844295            20.04%                216,586      1991
                           ----------------------------------------------------------------------------------
                               41.344744         39.856354            -3.60%                234,543      1990
                           ----------------------------------------------------------------------------------
                               34.038338         41.344744            21.47%                299,175      1989
-------------------------------------------------------------------------------------------------------------


                                   22 of 113

-------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL             ACCUMULATION    ACCUMULATION        PERCENT CHANGE IN     NUMBER OF       YEAR
FUND                          UNIT VALUE AT   UNIT VALUE AT END   ACCUMULATION          ACCUMULATION
                              BEGINNING OF    OF PERIOD           UNIT VALUE            UNITS AT END OF
                              PERIOD                                                    PERIOD
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MFS(R)Total Return             97.871152        107.823630            10.17%                  1,118      1998
Fund - Class A - NQS       ----------------------------------------------------------------------------------
(81-225)                       82.245565         97.871152            19.00%                    805      1997
                           ----------------------------------------------------------------------------------
                               72.697711         82.245565            13.13%                  1,979      1996
                           ----------------------------------------------------------------------------------
                               58.068470         72.697711            25.19%                  1,863      1995
                           ----------------------------------------------------------------------------------
                               60.428053         58.068470            -3.90%                  2,258      1994
                           ----------------------------------------------------------------------------------
                               53.174791         60.428053            13.64%                  3,580      1993
                           ----------------------------------------------------------------------------------
                               48.946754         53.174791             8.64%                  3,681      1992
                           ----------------------------------------------------------------------------------
                               40.774760         48.946754            20.04%                  2,990      1991
                           ----------------------------------------------------------------------------------
                               42.297442         40.774760            -3.60%                  3,950      1990
                           ----------------------------------------------------------------------------------
                               34.822674         42.297442            21.47%                  7,074      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Nationwide Separate            23.669908         24.593912             3.90%                 32,830      1998
Account Trust -            ----------------------------------------------------------------------------------
Money Market Fund -            22.783414         23.669908             3.89%                 41,782      1997
QS**                       ----------------------------------------------------------------------------------
                               21.961256         22.783414             3.74%                 55,730      1996
                           ----------------------------------------------------------------------------------
                               21.058716         21.961256             4.29%                 60,928      1995
                           ----------------------------------------------------------------------------------
                               20.538004         21.058716             2.54%                 72,621      1994
                           ----------------------------------------------------------------------------------
                               20.250996         20.538004             1.42%                 98,132      1993
                           ----------------------------------------------------------------------------------
                               19.842272         20.250996             2.06%                126,024      1992
                           ----------------------------------------------------------------------------------
                               18.996144         19.842272             4.45%                148,883      1991
                           ----------------------------------------------------------------------------------
                               17.809654         18.996144             6.66%                178,554      1990
                           ----------------------------------------------------------------------------------
                               16.542684         17.809654             7.66%                219,694      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Nationwide Separate            23.685302         24.609906             3.90%                 22,624      1998
Account Trust -            ----------------------------------------------------------------------------------
Money Market Fund -            22.798231         23.685302             3.89%                 26,117      1997
NQS                        ----------------------------------------------------------------------------------
                               21.975540         22.798231             3.74%                 32,499      1996
                           ----------------------------------------------------------------------------------
                               21.072414         21.975540             4.29%                 36,289      1995
                           ----------------------------------------------------------------------------------
                               20.551361         21.072414             2.54%                 41,143      1994
                           ----------------------------------------------------------------------------------
                               20.264167         20.551361            -0.44%                 57,208      1993
                           ----------------------------------------------------------------------------------
                               19.855177         20.264167             3.96%                 63,453      1992
                           ----------------------------------------------------------------------------------
                               19.008499         19.855177             4.45%                 71,910      1991
                           ----------------------------------------------------------------------------------
                               17.821238         19.008499             6.66%                 92,012      1990
                           ----------------------------------------------------------------------------------
                               16.553443         17.821238             7.66%                121,035      1989
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------


*The 7-day yield on the MFS(R) Series Trust IV - MFS(R) Money Market Fund as of
 December 31, 1998 was 3.20%.

**The 7-day yield on the Nationwide Separate Account Trust - Money Market Fund as of December 31, 1998, was 3.52%.

                                   23 of 113

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929. Nationwide is a member of the "Nationwide Insurance Enterprise" with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

GENERAL DISTRIBUTOR

The contracts are distributed by the general distributor, Clarendon Insurance Agency, Inc., Boston, Massachusetts

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

MFS Variable Account is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the separate account on March 3, 1976, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under Individual Retirement Accounts, SEP IRAs, Tax Sheltered Annuities, and Qualified Contracts.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a

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form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

   1) shares of a current underlying mutual fund are no longer available for investment; or

   2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The

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      contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

- Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

STANDARD CHARGES AND DEDUCTIONS

CONTRACT MAINTENANCE CHARGE

On each contract anniversary (and upon a full surrender of the contract), Nationwide deducts a $30 Contract Maintenance Charge. This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account and the fixed account based on the value in each option as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

MORTALITY AND EXPENSE RISK CHARGES

Nationwide deducts mortality and expense risk charges from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 1.30% of the daily net assets of the variable account.

The mortality risk charges compensate Nationwide for guaranteeing the annuity rate of the contracts. This guarantee ensures that the annuity rates will not change regardless of the death rates of annuity payees or the general population.

The expense risk charges compensate Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If these charges are insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC, as described below.

The CDSC will not exceed the lesser of:

   (1) 5% of the amount surrendered; or

   (2) 5% of the total of all purchase payments made within 8 years of the surrender date.

The CDSC is calculated by multiplying the applicable CDSC percentage by the lesser of the

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amount surrendered or the total of all purchase payments made within 8 years of the surrender request.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC is used to cover sales expenses, including commissions (maximum of 5.11% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Contract Maintenance Charge and other variable account charges, since Nationwide may generate a profit from these charges.

Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

Waiver of Contingent Deferred Sales Charge

Starting with the second contract year, the contract owner may withdraw without a CDSC the greater of:
 (a) 10% of all purchase payments; or
 (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

 (1) upon the annuitization of contracts which have been in force for at least two years;

 (2) upon payment of a death benefit; or

 (3) from any values which have been held under a contract for at least 8 years.

No CDSC applies to transfers among sub-accounts or between or among the fixed account or the variable account. Nationwide may waive the CDSC if a contract described in this prospectus is exchanged for another Nationwide contract (or a contract of any of its affiliated insurance companies). A CDSC may apply to the contract received in the exchange.

Additionally, Nationwide will waive the CDSC on contracts purchased by:

- an officer, director, partner or employee of the general distributor, Clarendon Insurance Agency, Inc. (an affiliate of Massachusetts Financial Services Company); or

- an officer, director, partner or employee of any firm affiliated with Clarendon Insurance Agency, Inc.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

 (1) the time the contract is surrendered;
 (2) annuitization; or
 (3) such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the

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annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

-   on a Nationwide form;

-   signed by the contract owner; and

-   received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

-    Joint owners can only be named for Non-Qualified Contracts;

- Joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

- The exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

- Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner;

- An election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will

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share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

--------------------------------------------------------
                    MINIMUM INITIAL       MINIMUM
     CONTRACT          PURCHASE          SUBSEQUENT
       TYPE            PAYMENT            PAYMENTS
--------------------------------------------------------
Non-Qualified            $1,500              $0
--------------------------------------------------------
IRA                        $0                $0
--------------------------------------------------------
SEP IRA                    $0                $0
--------------------------------------------------------
Tax Sheltered              $0                $0
Annuity
--------------------------------------------------------
Qualified                  $0                $0
--------------------------------------------------------

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed on the following nationally recognized holidays:

-  New Year's Day                 - Independence Day
-  Martin Luther King, Jr. Day    - Labor Day
-  Presidents Day                 - Thanksgiving
-  Good Friday                    - Christmas
-  Memorial Day

Nationwide also will not price purchase payments if:

   (1) trading on the New York Stock Exchange is restricted;

   (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

   (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner would not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts and the fixed account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

   1) the value of amounts allocated to the sub-accounts of the variable account; and

   2) amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the contract

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

value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

   (a)  is:

       (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

       (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

   (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.


   (c) is a factor representing the daily variable account charges. The factor is equal to an annual rate of 1.30% of the daily net assets of the variable account.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

   1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

   2) adding any interest earned on the amounts allocated.

TRANSFERS

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an Interest Rate Guarantee Period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however, Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocations reaching the end of an Interest Rate Guarantee Period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an Interest Rate Guarantee Period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the Variable account under the terms of that program (see "Dollar Cost Averaging").

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Transfers from the Variable Account to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.

Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfer Requests

Nationwide will accept transfer requests in writing or, in those states that allow them, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market-timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market-timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

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To protect contract owners, Nationwide may refuse exchange and transfer requests:

- submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

- submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. All IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

   a) the amount requested; or

   b) the remaining contract value.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the remaining contract value.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A QUALIFIED PLAN OR TAX SHELTERED ANNUITY

Contract owners of a Qualified Plan or Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1. when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning


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

        of Internal Revenue Code Section 72(m)(7)); or

     2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B. The surrender limitations described in Section A also apply to:

     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Plan terms and the Internal Revenue Code may modify surrender provisions when the contract is issued to fund a Qualified Plan.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Qualified Contracts and Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------------------------------------------------
                CONTRACT     MAXIMUM OUTSTANDING
                VALUES       LOAN BALANCE ALLOWED
---------------------------------------------------------
NON-ERISA       up to        up to 80% of contract value
PLANS           $20,000      (not more than $10,000)
---------------------------------------------------------
                $20,000      up to 50% of contract value
                and over     (not more than $50,000*)
---------------------------------------------------------
---------------------------------------------------------
ERISA PLANS     All          up to 50% of contract value
                             (not more than $50,000*)
---------------------------------------------------------

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, this fee will compensate Nationwide for expenses related to administering and processing loans.

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The fee is taken from the sub-accounts and the fixed account in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. It is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

-     the contract is surrendered;

-     the contract owner/annuitant dies;

-     the contract owner who is not the annuitant dies prior to annuitization;
      or

-     annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. Qualified Contracts, IRAs, SEP IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become

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effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Contract owners may participate in this program if their contract value is $15,000 or more. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the NSAT Money Market Fund to any other underlying mutual fund. The minimum monthly transfer is $100. Transfers from the fixed account must be equal to 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately

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unless Nationwide is instructed otherwise. A CDSC may apply.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Tax Sheltered Annuity plan, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

   (1) an annuity payment option; and

   (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an age last birthday basis by:

   1)  deducting applicable premium taxes from the total contract value; then

   2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date on an age last birthday basis by:

   1) deducting applicable premium taxes from the total contract value; then

   2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that

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will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance is higher or lower than the assumed investment rate of 3.5%.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

- the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

- an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

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(3)  LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Qualified Contracts, IRAs, SEP IRAs, and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contact owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

For contracts issued on or after January 19, 1985, distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

   (1) in a lump sum;

   (2) as an annuity; or

   (3) in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time

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of application (not all death benefit options may be available in all states).
If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

   (1) proper proof of the annuitant's death;

   (2) an election specifying the distribution method; and

   (3) any state required form(s).

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

   1)  the total of all purchase payments, less any amounts surrendered; or

   2)  the contract value.

However, if the annuitization date is deferred beyond the annuitant's 75th birthday, the death benefit will be the contract value.

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

   1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

   2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

       a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.

           Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations;

       b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

   a) the death of the annuitant will be treated as the death of a contract owner;

   b) any change of annuitant will be treated as the death of a contract owner; and

   c) in either case, the appropriate distribution will be made upon the death or change, as the case may be. The annuitant is the primary annuitant as defined in Section 72(s)(6)(B) of the Internal Revenue Code.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS AND TAX SHELTERED ANNUITIES

Distributions from Qualified Plans or Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental

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Benefit provisions of Section 401(a)(9) of the Internal Revenue Code.
Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than

   a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

   b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

   a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

   b)  the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Payments beginning on the required beginning date will not be less than the lesser of the quotient obtained by dividing the entire interest of the annuitant by the annuitant's life expectancy or the joint life expectancies of the annuitant and the annuitant's designated beneficiary (if the annuitant dies before the required beginning date) or the beneficiary under the selected annuity payment option (if the annuitant dies after the required beginning date), whichever is applicable under the applicable minimum distribution or MDIB provisions. Life expectancy and joint life expectancies are computed by using return multiples contained in Section 1.72-9 of the Treasury Regulations.

If the annuitant dies before distributions begin, the interest in the Qualified Plan or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

   a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

   b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES AND SEP IRAS

Distributions from an Individual Retirement Annuity or a SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

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   a)  the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

   b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

   a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

       1) treat the contract as an Individual Retirement Annuity or SEP IRA established for his or her benefit; or

       2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

   b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA, or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Individual Retirement Annuity and SEP IRA distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

Contract owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the contracts.

Nationwide does not guarantee the tax status of the contracts or any transactions involving the contracts.

Section 72 of the Internal Revenue Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) IRAs, including SEP IRAs; (2)

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Qualified Plans; (3) Tax Sheltered Annuities; and (4) Non-Qualified Contracts.
Each type of annuity is discussed below.

IRAs, SEP IRAs, and Individual Retirement Accounts

Distributions from IRAs, SEP IRAs, and contracts owned by Individual Retirement Accounts are generally taxed when received. The excludable portion of each payment is based on the ratio between the amount by which non-deductible purchase payments to all the contracts exceeds prior non-taxable distributions from the contracts, and the total account balances in the contracts at the time of the distribution. The owner of the IRA, SEP IRA, or the annuitant under contracts held by Individual Retirement Accounts must annually report to the Internal Revenue Service:

-    the amount of nondeductible purchase payments;

-    the amount of any distributions;

- the amount by which nondeductible purchase payments for all years exceed non-taxable distributions for all years; and

- the total balance in all Individual Retirement Annuities and Individual Retirement Accounts.

Qualified Plans and Tax Sheltered Annuities

Distributions from Qualified Plans and Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula required by the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments (as determined pursuant to Section 72(d) of the Internal Revenue Code) until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

Non-Qualified Contracts - Natural Persons as Contract Owners

The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment is excludable from taxable income based on the ratio between the contract owner's investment in the contract and the expected return on the contract until the investment has been recovered. Thereafter the entire amount is includible in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, it may be included on his or her final tax return.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the contract that is assigned or pledged; or for contracts issued after April 22, 1987, any portion of the contract transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during any 12-month period will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations.

Distributions before the annuitization date allocable to a portion of the contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on earnings from contributions made to the contract after February 28, 1986. There are exceptions for immediate annuities and certain contracts owned for the benefit of an individual. An immediate annuity, for purposes of this

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discussion, is a single premium contract on which payments begin within one year of purchase. If this contract is issued as the result of an exchange described in Section 1035 of the Internal Revenue Code, for purposes of determining whether the contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

Internal Revenue Code Section 72 also assesses a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution

     1)  is the result of a contract owner's death;

     2)  is the result of a contract owner's disability;

     3) is one of a series of substantially equal periodic payments made over the life or life expectancy of the contract owner (or the joint lives or joint life expectancies of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner),

     4)  is for the purchase of an immediate annuity;

     5)  is allocable to an investment in the contract before August 14, 1982.

A contract owner that wants to begin taking distributions to which the 10% tax penalty does not apply should forward a written request to Nationwide. Upon receipt of this written request, Nationwide will inform the contract owner of Nationwide's policies and procedures, as well as contract limitations. An election to begin taking these withdrawals will be irrevocable and may not be amended or changed.

In order to qualify as an annuity contract under Section 72 of the Internal Revenue Code, the contract must provide for distribution of the entire contract upon a contract owner's death.

If a contract owner dies before the annuitization date, then the joint owner, the contingent owner or other named recipient must receive the distribution within 5 years of the contract owner's death. However, the recipient may elect to receive payments over his or her life or life expectancy as long as the payments begin within one year of the contract owner's death. If the joint owner, contingent owner or other named recipient is the surviving spouse, the spouse may choose to take over the contract as contract owner and the contract will be continued throughout the life of the surviving spouse.

If the contract owner dies on or after the annuitization date and before the entire interest has been distributed, the remainder must be distributed at least as rapidly as under the method being used on the date of the contract owner's death (see "Required Distributions for Qualified Plans and Tax Sheltered Annuities").

If the contract owner is not a natural person, the death of the annuitant (or a change in the annuitant) will result in a distribution pursuant to these rules, regardless of whether a contingent annuitant is named.

The Internal Revenue Code requires that any election to receive an annuity instead of a lump sum payment be made within 60 days after the lump sum becomes payable (generally, within 60 days of the death of a contract owner or the annuitant). As long as the election is made within the 60 day period, each distribution will be taxable when it is paid. Upon the end of this 60 day period, if no election has been made, the entire amount of the lump sum will be subject to immediate tax, even if the payee decides at a later date to take the distribution as an annuity.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned (or, pursuant to Section 72(u) of the Internal Revenue Code, deemed to be owned) by individuals. Different

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

rules apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities ("non-natural persons") are not treated as annuity contracts under the Internal Revenue Code. Specifically, they are not treated as annuity contracts for purposes of Section 72. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract to the contract owner.

This non-natural person rule does not apply to all entity-owned contracts. A contract that is owned by a non-natural person for the benefit of an individual is treated as owned by the individual. This would put the contract back under
Section 72, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rule also does not apply to contracts that are:

   a) acquired by the estate of a decedent by reason of the death of the decedent;

   b) issued in connection with certain qualified retirement plans and individual retirement plans;

   c) used in connection with certain structured settlements;

   d) purchased by an employer upon the termination of certain qualified retirement plans; or

   e) an immediate annuity.

QUALIFIED PLANS, IRAS, SEP IRAS, AND TAX SHELTERED ANNUITIES

Contract owners looking for information on eligibility, limitations on permissible amounts of purchase payments, and the tax consequences of distributions from Qualified Plans, IRAs, SEP IRAs, and Tax Sheltered Annuities should contact a qualified adviser. The terms of each plan may limit the rights available under the contracts.

Section 403(b)(1)(E) of the Internal Revenue Code requires a contract issued as a Tax Sheltered Annuity to limit purchase payments for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Internal Revenue Code. This limit is increased from time to time to reflect increases in the cost of living. This limit may be reduced by deposits, contributions or payments made to another Tax Sheltered Annuity or other plan, contract or arrangement by or on behalf of the contract owner.

The Internal Revenue Code allows most distributions from Qualified Plans to be rolled into other Qualified Plans, IRAs, or SEP IRAs. Most distributions from Tax Sheltered Annuities may be rolled into another Tax Sheltered Annuity, IRA, or SEP IRA. Distributions that may NOT be rolled over are those that are:

   a) one of a series of substantially equal annual (or more frequent) payments made:

       1)  over the life (or life expectancy) of the contract owner;

       2) over the joint lives (or joint life expectancies) of the contract owner and the contract owner's designated beneficiary;

       3)  for a specified period of ten years or more; or

   b)  a required minimum distribution.

Any distribution that is eligible for rollover will be subject to federal tax withholding of 20% if the distribution is not rolled into an appropriate plan as described above.

IRAs and SEP IRAs may not provide life insurance benefits. If the death benefit exceeds the greater of the contract's cash value or the sum of all purchase payments (less any surrenders), the contract could be considered

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

life insurance. Consequently, the Internal Revenue Service could determine that the IRA or SEP IRA does not qualify for the desired tax treatment.

The contract may be purchased for Qualified Plans electing to comply with section 404(c) of ERISA. The plan and the plan's fiduciaries are responsible for determining and satisfying the requirements of section 404(c).

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. Contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no mandatory taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required). Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

   1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

   2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

   1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

   2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

-   a transfer of the contract from one contract owner to another; or

-   a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

   a) an individual who is two or more generations younger than the contract owner; or

   b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

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

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless

-     the failure to diversify was accidental;

-     the failure is corrected; and

-     a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

-   statements showing the contract's quarterly activity;

- confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

- annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year

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

in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, Nationwide is required to renovate or replace many computer systems so that the systems will function properly after December 31, 1999.

Nationwide has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. Nationwide has renovated all applications that required renovation. Testing of the renovated programs included running each application in a Year 2000 environment and was completed as planned during 1998. For applications being replaced, Nationwide had all replacement systems in place and functioning as planned by year-end 1998. Conversions of existing traditional life policies will continue through second quarter, 1999. In addition, the shareholder services system that support our mutual fund products will be fully deployed in the first quarter of 1999.

Nationwide has completed an inventory and assessment of all vendor products and has tested and certified that each vendor product is Year 2000 compliant. Any vendor products that could not be certified as Year 2000 compliant were replaced or eliminated in 1998.

Nationwide has also addressed issues associated with the exchange of electronic data with external organizations. Nationwide had completed an inventory and assessment of all business partners including electronic interfaces. Processes have been put in place and programs initiated to process data irrespective of the format by converting non-compliant data into a Year 2000 compliant format.

Systems supporting Nationwide's infrastructure such as telecommunications, voice and networks will be compliant by March 1999. Nationwide's assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips. Nationwide's building systems such as fire, security, elevators and escalators supporting facilities in Columbus, Ohio have been tested and are Year 2000 compliant.

In addition to resolving internal Year 2000 readiness issues, Nationwide is surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant and be in a position to do business in the Year 2000 and beyond. Specifically, Nationwide has contacted mutual fund organizations that provide funds for our variable annuity and life products. The same action will continue during the first quarter of 1999 with wholesale producers. Nationwide continues its efforts to identify external risk factors and is planning to develop contingency plans as part of its ongoing risk management strategy.

Operating expenses in 1998 and 1997 included approximately $44.7 million and $45.4 million, respectively, for technology projects, including costs related to Year 2000. Nationwide anticipates spending approximately $5 million on Year 2000 activities in 1999. These expenses do not have an effect on the assets of the variable account and are not charged through to the contract owner.

Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects.

LEGAL PROCEEDINGS

Nationwide Life Insurance Company ("Nationwide") is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A

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

number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide was named as a defendant in a lawsuit filed in New York state court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). In April 1998, Nationwide was named as a defendant in a lawsuit filed in Ohio state court similar to the Snyder case (David and Joan Mishler v. Nationwide Life Insurance Co.). In August 1998, Nationwide Mutual Insurance Company and Nationwide and the plaintiffs executed a stipulation of settlement and submitted it to the New York state court for approval. On August 20, 1998, the court in the Snyder case signed an order preliminarily approving a class for settlement purposes (which would include the Mishler case) and scheduled a fairness hearing for December 17, 1998. At that hearing, the court reviewed the fairness and reasonableness of the proposed settlement and issued a final order and judgment. The approved settlement provides for dismissal of both the Snyder and Mishler cases, bars class members from pursuing litigation against Nationwide Mutual Insurance Company and its affiliates, including Nationwide and its subsidiaries, relating to the allegations in the Snyder case, and provides class members with a potential value of approximately $100 million in policy adjustments, discounted premiums and discounted products.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance policy and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs seek to represent a class of variable life insurance policy owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the district court denied, in part, and granted, in part, Nationwide and American Century's motions to dismiss the complaint. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy and breach of contract. On December 2, 1998, the district court issued an order denying plaintiffs' motion for class certification. On December 10, 1998, the district court stayed the lawsuit pending plaintiffs' petition to the federal appeals court for interlocutory review of the order denying class certification. On December 14, 1998, plaintiffs filed their petition for interlocutory review, on which the federal appeals court has not yet ruled. Nationwide intends to defend the case vigorously.

On October 29, 1998, Nationwide and certain of its subsidiaries were named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of Nationwide's customers and seeks unspecified compensatory and punitive damages. Nationwide currently is evaluating this lawsuit, which has not been certified as a class. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

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            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                           PAGE
General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................1
Underwriters.................................................................2
Calculations of Yield Quotations of Money Market Sub-Accounts................2
Annuity Payments.............................................................2
Financial Statements.........................................................3


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APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND - CLASS A

Investment Objective: To provide long-term growth of capital and future income rather than current income return. To achieve this objective, it is the policy of the Fund to keep its assets invested, except for working cash balances, in the common stocks, or securities convertible into common stocks, of companies believed by the management to possess better-than-average prospects for long-term growth. Emphasis is placed on the selection of progressive, well-managed companies. The Fund's investment adviser is Massachusetts Financial Service Company.

MASSACHUSETTS INVESTORS TRUST - CLASS A

Investment Objective: To provide reasonable current income and long-term growth of capital and income. The Fund is believed to constitute a conservative medium for that portion of an investor's capital which he wishes to have invested in common stocks considered to be high or improving investment quality. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) BOND FUND - CLASS A

Investment Objective: To provide a high level of current income for distribution to investors as is believed to be consistent with prudent investment risk. An additional objective is to seek protection of investor's capital. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) EMERGING GROWTH FUND - CLASS A

Investment Objective: To seek long-term growth of capital. The selection of securities is made solely on the basis of potential for growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the investment objective of long-term growth of capital. The Fund's investment adviser is Massachusetts Financial Service Company.

The contract owner may allocate to the Fund purchase payments (or contract value attributable to purchase payments) made on or after January 1, 1981.

MFS(R) GLOBAL GOVERNMENTS FUND - CLASS A (FORMERLY MFS(R) WORLD GOVERNMENTS
FUND)

Investment Objective: To seek not only preservation, but also growth of capital, together with moderate current income through a professionally managed internationally diversified portfolio consisting primarily of debt securities and, to a lesser extent, equity securities. The Fund is designed for investors who wish to diversify their investments beyond the United States and who are prepared to accept the risks entailed in such investments which may be higher than those associated with certain U.S. investments. See "Special Considerations" section in the MFI-B Prospectus. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) GROWTH OPPORTUNITIES FUND - CLASS A

Investment Objective: To seek growth of capital. The selection of securities is made solely on the basis of potential for capital appreciation. Dividend income, if any, is incidental to the objective of growth capital. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) HIGH INCOME FUND - CLASS A

Investment Objective: To seek high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. Securities offering the high current income sought by the Fund are ordinarily in the lower rating categories of recognized rating agencies or are unrated and

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

generally involve greater volatility of price and risk of principal and income than securities in the higher rating categories. Capital growth is a consideration incidental to the investment objective of high current income. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) RESEARCH FUND - CLASS A

Investment Objective: To provide long-term growth of capital and future income. As a secondary objective the Fund will attempt to provide more current dividend income than is normally obtainable from a portfolio of growth stocks only. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS SERIES TRUST IV - MFS(R) MONEY MARKET FUND

Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity. The Fund intends to invest in money market instruments, including United States government securities, obligations of the larger banks, prime commercial paper and high-grade, short-term corporate obligations. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) TOTAL RETURN FUND - CLASS A

Investment Objective: To obtain above-average income consistent with what management believes to be prudent employment of capital. While current income is the primary objective, the Fund believes that there also should be a reasonable opportunity for growth of capital and income, since many securities offering a better-than-average yield may possess growth potential. The Fund's investment adviser is Massachusetts Financial Service Company.

NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual fund listed below. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Nationwide Advisory Services, Inc., a wholly owned subsidiary of Nationwide Life Insurance Company.

     MONEY MARKET FUND

     Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and maintenance of liquidity.

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

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1999

                   DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
                BY NATIONWIDE LIFE INSURANCE COMPANY THROUGH ITS
                              MFS VARIABLE ACCOUNT

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1999. The prospectus may be obtained from Nationwide Life Insurance Company by writing P. O. Box 16609, Columbus, Ohio 43216-6609, or by calling 1-800-848-7529, TDD 1-800-238-3035.

                                TABLE OF CONTENTS
                                                                           PAGE
General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................1
Underwriters.................................................................2
Calculation of Yield Quotations of Money Market Sub-Accounts.................2
Annuity Payments.............................................................2
Financial Statements.........................................................3

GENERAL INFORMATION AND HISTORY

The MFS Variable Account is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $98.28 billion as of December 31, 1998.

SERVICES

Nationwide, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each Contract Owner and records with respect to the Contract Value of each Contract.

The Custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

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


UNDERWRITERS

The Contracts, which are offered continuously, are distributed by Clarendon Insurance Agency, Inc. (Clarendon") 200 Berkeley Street, Boston, Massachusetts 02116, an affiliate of Massachusetts Financial Services Company. During the fiscal years ended December 31, 1998, 1997 and 1996, no underwriting commissions were paid by Nationwide to Clarendon.

CALCULATIONS OF YIELD QUOTATIONS OF MONEY MARKET SUB-ACCOUNTS

MFS(R) Series Trust IV-MFS(R) Money Market FUND

Any current yield quotation of the Money Market Fund which is used in a manner as to be subject to the provisions of Rule 482 under the 1933 Act, as amended, will consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and will be calculated by dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7 (366/7 in a leap year). For this purpose the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective yield quotation of the Fund so used will be calculated by compounding the current yield quotation for the period by multiplying the quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7 (366/7 in a leap year), and subtracting 1 from the result.

Nationwide Separate Account Trust-Money Market Fund ("NSAT Money Market Fund")

Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 under the 1933 Act, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, excluding realized and unrealized gains and losses, in value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (366/7 in a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. The Fund's effective yield represents an annualization of the current seven day return with all dividends reinvested.

The NSAT Money Market Fund's yield will fluctuate daily. Actual yield will depend on factors such as the type of instruments in the Money Market Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the NSAT Money Market Fund's expenses. There is no assurance that the yield quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the Net Asset Value will remain constant. An investment in the NSAT Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

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


-------------------------------------------------------------------------------


                          Independent Auditors' Report
                          ----------------------------



The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of MFS Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of MFS Variable Account as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of MFS Variable Account as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999




-------------------------------------------------------------------------------

                              MFS VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1998

ASSETS:
   Investments at market value:
        MFS Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)
          51,380,279 shares (cost $51,380,279)................................................. $  51,380,279

        Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
          4,679,626 shares (cost $56,993,702)..................................................    74,452,903

        Massachusetts Investors Trust - Class A (MFSInvTr)
          2,808,459 shares (cost $40,873,652)..................................................    56,871,288

        MFS(R) Bond Fund - Class A (MFSBdFd)
          2,104,769 shares (cost $27,725,725)..................................................    27,972,374

        MFS(R) Emerging Growth Fund - Class A (MFSEmGro)
          361,409 shares (cost $11,801,045)....................................................    16,118,820

        MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
          8,836,350 shares (cost $111,729,747).................................................   140,939,788

        MFS(R) High Income Fund - Class A (MFSHiInc)
          5,007,676 shares (cost $26,642,197)..................................................    25,639,299

        MFS(R) Research Fund - Class A (MFSRsrch)
          2,116,064 shares (cost $35,565,608)..................................................    53,219,009

        MFS(R) Total Return Fund - Class A (MFSTotRe)
          4,328,472 shares (cost $61,515,481)..................................................    64,753,946

        MFS(R) World Governments Fund - Class A (MFSWdGvt)
          508,222 shares (cost $5,630,353).....................................................     5,366,825

        Nationwide Separate Account Trust - Money Market Fund (NSATMyMkt)
          1,364,403 shares (cost $1,364,403)...................................................     1,364,403
                                                                                                -------------
             Total assets......................................................................   518,078,934

Accounts payable...............................................................................        80,197
                                                                                                -------------

Contract owners' equity (note 4)............................................................... $ 517,998,737
                                                                                                =============






See accompanying notes to financial statements.

-------------------------------------------------------------------------------

                              MFS VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                       TOTAL                              MFSMYMKT
                                                        ---------------------------------    --------------------------------
                                                              1998               1997              1998              1997
                                                        --------------     --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends..............................    $   10,369,909         11,168,972         2,582,102         2,705,836
  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum..................................            (7,274)            (7,145)           (2,584)           (1,774)
      Spectrum......................................        (6,596,560)        (6,379,466)         (687,836)         (743,925)
                                                        --------------     --------------    --------------    --------------
    Net investment activity.........................         3,766,075          4,782,361         1,891,682         1,960,137
                                                        --------------     --------------    --------------    --------------

  Proceeds from mutual fund shares sold.............       130,394,580        110,071,003        20,441,104        20,610,321
  Cost of mutual fund shares sold...................       (99,402,881)       (93,780,092)      (20,441,104)      (20,610,321)
                                                        --------------     --------------    --------------    --------------
      Realized gain (loss) on investments...........        30,991,699         16,290,911                 -                 -
  Change in unrealized gain (loss) on investments...        18,094,682         28,874,119                 -                 -
                                                        --------------     --------------    --------------    --------------
      Net gain (loss) on investments................        49,086,381         45,165,030                 -                 -
                                                        --------------     --------------    --------------    --------------
  Reinvested capital gains..........................        34,176,159         35,833,931                 -                 -
                                                        --------------     --------------    --------------    --------------
         Net increase (decrease) in contract owners'
             equity resulting from operations........       87,028,615         85,781,322         1,891,682         1,960,137
                                                        --------------     --------------    --------------    --------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..................................       21,666,010         20,353,980           898,913         1,100,898
  Transfers between funds............................                -                  -         4,471,627           415,137
  Redemptions........................................      (86,101,187)       (73,887,620)       (9,288,873)       (9,257,435)
  Annuity benefits...................................         (577,607)          (575,900)          (78,290)          (93,817)
  Annual contract maintenance charge (note 2)........         (219,538)          (313,759)          (39,671)          (52,111)
  Contingent deferred sales charges (note 2).........         (103,039)          (110,645)          (11,571)          (18,363)
  Adjustments to maintain reserves...................         (135,171)          (207,752)          (51,614)          (61,628)
                                                        --------------     --------------    --------------    --------------
      Net equity transactions........................      (65,470,532)       (54,741,696)       (4,099,479)       (7,967,319)
                                                        --------------     --------------    --------------    --------------

Net change in contract owners' equity................       21,558,083         31,039,626        (2,207,797)       (6,007,182)
Contract owners' equity beginning of period..........      496,440,654        465,401,028        53,627,515        59,634,697
                                                        --------------     --------------    --------------    --------------
Contract owners' equity end of period................   $  517,998,737        496,440,654        51,419,718        53,627,515
                                                        ==============      ==============   ==============    ==============



                                                                     MFSGRSTK                               MFSINVTR
                                                          --------------------------------     ---------------------------------
                                                              1998               1997               1998              1997
                                                          -------------     --------------     --------------     --------------
INVESTMENT ACTIVITY:
  Reinvested dividends..............................             23,643             24,246            455,006            539,189
  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum..................................             (1,370)              (981)              (512)              (390)
      Spectrum......................................           (825,562)          (610,905)          (727,278)          (654,266)
                                                          -------------     --------------     --------------     --------------
    Net investment activity.........................           (803,289)          (587,640)          (272,784)          (115,467)
                                                          -------------     --------------     --------------     --------------

  Proceeds from mutual fund shares sold.............         12,931,854          9,529,571         14,054,623          8,177,991
  Cost of mutual fund shares sold...................         (9,211,452)        (9,428,903)        (8,943,542)        (6,155,456)
                                                          -------------     --------------     --------------     --------------
      Realized gain (loss) on investments...........          3,720,402            100,668          5,111,081          2,022,535
  Change in unrealized gain (loss) on investments...         11,624,106          9,294,338          2,981,251          7,256,714
                                                          -------------     --------------     --------------     --------------
      Net gain (loss) on investments................         15,344,508          9,395,006          8,092,332          9,279,249
                                                          -------------     --------------     --------------     --------------
  Reinvested capital gains..........................          5,881,907          8,263,416          2,957,888          3,629,713
                                                          -------------     --------------     --------------     --------------
         Net increase (decrease) in contract owners'
            equity resulting from operations........         20,423,126         17,070,782         10,777,436         12,793,495
                                                          -------------     --------------     --------------     --------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..................................         3,149,739          3,635,654          1,696,074          1,942,537
  Transfers between funds............................         6,233,843          2,687,926           (555,795)         2,765,560
  Redemptions........................................        (9,503,275)        (6,922,257)        (8,819,189)        (6,309,234)
  Annuity benefits...................................           (44,622)           (28,863)           (36,360)           (29,288)
  Annual contract maintenance charge (note 2)........           (17,039)           (23,238)           (16,463)           (23,465)
  Contingent deferred sales charges (note 2).........            (8,106)            (7,888)            (6,772)            (6,896)
  Adjustments to maintain reserves...................           (71,184)            (5,034)               241             11,801
                                                          -------------     --------------     --------------     --------------
         Net equity transactions.....................          (260,644)          (663,700)        (7,738,264)        (1,648,985)
                                                          -------------     --------------     --------------     --------------

Net change in contract owners' equity................        20,162,482         16,407,082          3,039,172         11,144,510
Contract owners' equity beginning of period..........        54,292,591         37,885,509         53,834,266         42,689,756
                                                          -------------     --------------     --------------     --------------
Contract owners' equity end of period................        74,455,073         54,292,591         56,873,438         53,834,266
                                                          =============     ==============     ==============     ==============

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                                    MFSBDFD                              MFSEMGRO
                                                       ---------------------------------      ------------------------------
                                                              1998              1997              1998              1997
                                                       ---------------    --------------      -------------    -------------
INVESTMENT ACTIVITY:
   Reinvested dividends............................    $    1,859,739          2,107,121                  -                -
   Mortality, expense and administration
     charges (note 2):
        Non-Spectrum...............................              (223)              (457)                 -                -
        Spectrum...................................          (373,037)          (396,245)          (197,843)        (203,090)
                                                       --------------     --------------      -------------    -------------
      Net investment activity......................         1,486,479          1,710,419           (197,843)        (203,090)
                                                       --------------     --------------      -------------    -------------

   Proceeds from mutual fund shares sold...........         8,377,135          9,333,099          6,632,123         5,262,476
   Cost of mutual fund shares sold.................        (7,948,902)       (10,135,867)        (3,476,772)       (2,905,959)
                                                       --------------     --------------      -------------     -------------
      Realized gain (loss) on investments..........           428,233           (802,768)         3,155,351         2,356,517
   Change in unrealized gain (loss) on
        investments................................        (1,155,208)         1,637,890            352,115           300,196
                                                       --------------     --------------      -------------     -------------
      Net gain (loss) on investments...............          (726,975)           835,122          3,507,466         2,656,713
                                                       --------------     --------------      -------------     -------------
   Reinvested capital gains........................            88,925                  -            148,843           146,983
                                                       --------------     --------------      -------------     -------------
        Net increase (decrease) in contract owners'
          equity resulting from operations.........           848,429          2,545,541          3,458,466         2,600,606
                                                       --------------     --------------      -------------     -------------
EQUITY TRANSACTIONS:
   Purchase payments received from
      contract owners..............................         1,160,385          1,559,363          1,154,923         1,031,633
   Transfers between funds.........................           401,769           (108,298)          (431,140)         (178,233)
   Redemptions.....................................        (4,211,550)        (6,948,653)        (3,810,007)       (2,704,987)
   Annuity benefits................................           (47,201)           (60,635)            (2,440)           (2,476)
   Annual contract maintenance charge (note 2).....           (11,467)           (18,981)            (8,292)          (12,951)
   Contingent deferred sales charges (note 2)......            (7,214)           (10,920)            (2,556)           (2,146)
   Adjustments to maintain reserves................             1,684            (51,904)             7,905             2,834
                                                       --------------     --------------      -------------     -------------
      Net equity transactions......................        (2,713,594)        (5,640,028)        (3,091,607)       (1,866,326)
                                                       --------------     --------------      -------------     -------------

Net change in contract owners' equity..............        (1,865,165)        (3,094,487)           366,859           734,280
Contract owners' equity beginning of period........        29,838,111         32,932,598         15,752,071        15,017,791
                                                       --------------     --------------      -------------     -------------
Contract owners' equity end of period..............        27,972,946         29,838,111         16,118,930        15,752,071
                                                       ==============     ==============      =============     =============

                                                                   MFSGROPP                             MFSHIINC
                                                       ---------------------------------     --------------------------------
                                                            1998               1997               1998              1997
                                                       -------------      --------------     --------------    --------------
INVESTMENT ACTIVITY:
   Reinvested dividends............................                -                   -          2,551,491         2,822,103
   Mortality, expense and administration
     charges (note 2):
        Non-Spectrum...............................           (1,632)             (2,660)              (195)             (245)
        Spectrum...................................       (1,730,709)         (1,645,003)          (385,733)         (429,680)
                                                       -------------      --------------     --------------    --------------
     Net investment activity.......................       (1,732,341)         (1,647,663)         2,165,563         2,392,178
                                                       -------------      --------------     --------------    --------------

   Proceeds from mutual fund shares sold...........       26,360,076          18,780,010          9,322,459        11,960,059
   Cost of mutual fund shares sold.................      (18,002,705)        (13,831,419)        (8,501,775)      (11,497,057)
                                                       -------------      --------------     --------------    --------------
      Realized gain (loss) on investments..........        8,357,371           4,948,591            820,684           463,002
   Change in unrealized gain (loss) on
        investments................................       10,467,937           5,338,318         (2,867,726)          659,402
                                                       -------------      --------------     --------------    --------------
      Net gain (loss) on investments...............       18,825,308          10,286,909         (2,047,042)        1,122,404
                                                       -------------      --------------     --------------    --------------
    Reinvested capital gains.......................       15,210,020          15,812,829                  -                 -
                                                       -------------      --------------     --------------    --------------
        Net increase (decrease) in contract owner'
           equity resulting from operations........       32,302,987          24,452,075            118,521         3,514,582
                                                       -------------      --------------     --------------    --------------
EQUITY TRANSACTIONS:
   Purchase payments received from
      contract owners..............................        7,638,546           4,422,563          1,174,207         2,014,240
   Transfers between funds.........................       (2,801,413)         (1,615,174)        (1,577,321)       (1,592,252)
   Redemptions.....................................      (23,389,524)        (16,045,965)        (5,316,140)       (6,332,971)
   Annuity benefits................................         (151,243)           (146,801)           (91,832)          (96,044)
   Annual contract maintenance charge (note 2).....          (65,520)            (88,671)           (18,489)          (25,213)
   Contingent deferred sales charges (note 2)......          (26,490)            (30,681)            (5,958)           (9,241)
   Adjustments to maintain reserves................           74,516             (82,131)            15,656            19,507
                                                       -------------      --------------     --------------    --------------
         Net equity transactions...................      (18,721,128)        (13,586,860)        (5,819,877)       (6,021,974)
                                                       -------------      --------------     --------------    --------------

Net change in contract owners' equity..............       13,581,859          10,865,215         (5,701,356)       (2,507,392)
Contract owners' equity beginning of period........      127,367,533         116,502,318         31,354,959        33,862,351
                                                       -------------      --------------     --------------    --------------
Contract owners' equity end of period..............      140,949,392         127,367,533         25,653,603        31,354,959
                                                       =============      ==============     ==============    ==============

                              MFS VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                                        MFSRSRCH                              MFSTOTRE
                                                          -----------------------------------     --------------------------------
                                                                1998                 1997               1998            1997
                                                          ---------------      --------------     --------------    --------------
INVESTMENT ACTIVITY:
   Reinvested dividends.............................       $            -                   -          2,489,803         2,616,792
   Mortality, expense and administration
      charges (note 2):
        Non-Spectrum................................                 (639)               (508)              (119)             (130)
        Spectrum....................................             (682,488)           (653,475)          (891,862)         (921,479)
                                                           --------------      --------------     --------------    --------------
      Net investment activity.......................             (683,127)           (653,983)         1,597,822         1,695,183
                                                           --------------      --------------     --------------    --------------

   Proceeds from mutual fund shares sold............           13,014,940           8,666,290         15,210,192        13,549,787
   Cost of mutual fund shares sold..................           (7,349,389)         (4,983,282)       (11,393,719)       (9,954,406)
                                                           --------------      --------------     --------------    --------------
      Realized gain (loss) on investments...........            5,665,551           3,683,008          3,816,473         3,595,381
   Change in unrealized gain (loss) on                          3,200,984           3,267,694         (6,519,824)        1,350,731
        investments.................................       --------------      --------------     --------------    --------------
                                                                8,866,535           6,950,702         (2,703,351)        4,946,112
      Net gain (loss) on investments................       --------------      --------------     --------------    --------------
                                                                1,963,781           2,277,894          7,924,795         5,669,396
   Reinvested capital gains.........................       --------------      --------------     --------------    --------------

        Net increase (decrease) in contract owners'            10,147,189           8,574,613          6,819,266        12,310,691
           equity resulting from operations.........       --------------      --------------     --------------    --------------

EQUITY TRANSACTIONS:
   Purchase payments received from
      contract owners...............................            2,457,685           2,733,275            902,584           979,319
   Transfers between funds..........................           (2,366,157)            (25,300)        (1,753,702)       (1,533,328)
   Redemptions......................................           (8,304,556)         (6,469,698)       (11,867,669)      (10,543,599)
   Annuity benefits.................................              (53,782)            (47,531)           (62,970)          (61,621)
   Annual contract maintenance charge (note 2)......              (14,862)            (22,942)           (22,436)          (37,178)
   Contingent deferred sales charges (note 2).......              (11,114)             (6,702)           (19,514)          (15,080)
   Adjustments to maintain reserves.................               17,075               8,745           (134,203)          (50,752)
                                                           --------------      --------------     --------------    --------------
        Net equity transactions.....................           (8,275,711)         (3,830,153)       (12,957,910)      (11,262,239)
                                                           --------------      --------------     --------------    --------------

Net change in contract owners' equity...............            1,871,478           4,744,460         (6,138,644)        1,048,452
Contract owners' equity beginning of period.........           51,364,151          46,619,691         70,728,523        69,680,071
                                                           --------------      --------------     --------------    --------------
Contract owners' equity end of period...............           53,235,629          51,364,151         64,589,879        70,728,523
                                                           ==============      ==============     ==============    ==============

                                                                       MFSWDGVT                                 NSATMYMKT
                                                            ---------------------------------    --------------------------------
                                                                 1998                 1997            1998               1997
                                                            -------------       -------------    --------------    --------------

INVESTMENT ACTIVITY:
   Reinvested dividends.............................              331,281             260,144            76,844            93,541
   Mortality, expense and administration
     charges (note 2):
        Non-Spectrum................................                    -                   -                 -                 -
        Spectrum....................................              (74,693)            (97,514)          (19,519)          (23,884)
                                                            -------------      --------------    --------------    --------------
     Net investment activity........................              256,588             162,630            57,325            69,657
                                                            -------------      --------------    --------------    --------------


   Proceeds from mutual fund shares sold............            3,720,395           2,902,749           329,679         1,298,650
   Cost of mutual fund shares sold..................           (3,803,842)         (2,978,772)         (329,679)       (1,298,650)
                                                            -------------      --------------    --------------    --------------
      Realized gain (loss) on investments...........              (83,447)            (76,023)                -                 -
   Change in unrealized gain (loss) on
        investments.................................               11,047            (231,164)                -                 -
                                                            -------------      --------------    --------------    --------------
      Net gain (loss) on investments................              (72,400)           (307,187)                -                 -
                                                            -------------      --------------    ---------------  ---------------
   Reinvested capital gains.........................                    -              33,700                 -                 -
                                                            -------------      --------------    --------------    --------------

         Net increase (decrease) in contract owners'              184,188            (110,857)           57,325            69,657
            equity resulting from operations........        -------------      --------------    --------------    --------------

EQUITY TRANSACTIONS:
   Purchase payments received from
      contract owners...............................            1,419,862             860,719            13,092            73,779
   Transfers between funds..........................           (1,619,685)           (784,407)           (2,026)          (31,631)
   Redemptions......................................           (1,282,444)         (1,841,069)         (307,960)         (511,752)
   Annuity benefits.................................               (8,867)             (8,824)                -                 -
   Annual contract maintenance charge (note 2)......               (3,409)             (6,389)           (1,890)           (2,620)
   Contingent deferred sales charges (note 2).......               (1,880)             (2,323)           (1,864)             (405)
   Adjustments to maintain reserves.................                4,802                 913               (49)             (103)
                                                            -------------      --------------    --------------    --------------
         Net equity transactions....................           (1,491,621)         (1,781,380)         (300,697)         (472,732)
                                                            -------------      --------------    --------------    --------------

Net change in contract owners' equity...............           (1,307,433)         (1,892,237)         (243,372)         (403,075)
Contract owners' equity beginning of period.........            6,673,369           8,565,606         1,607,565         2,010,640
                                                            -------------      --------------    --------------    --------------
Contract owners' equity end of period...............            5,365,936           6,673,369         1,364,193         1,607,565
                                                            =============      ==============    ==============    ==============

-------------------------------------------------------------------------------

                              MFS VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1998 AND 1997



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

     (b) The Contracts

         Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

              MFS Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)

              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

              Massachusetts Investors Trust - Class A (MFSInvTr)

              MFS(R) Bond Fund - Class A (MFSBdFd)

              MFS(R) Emerging Growth Fund - Class A (MFSEmGro)

              MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)

              MFS(R) High Income Fund - Class A (MFSHiInc)

              MFS(R) Research Fund - Class A (MFSRsrch)

              MFS(R) Total Return Fund - Class A (MFSTotRe)

              MFS(R) World Governments Fund - Class A (MFSWdGvt)

              Nationwide Separate Account Trust - Money Market Fund (NSATMyMkt)
                  (managed for a fee by an affiliated investment advisor)


         At December 31, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Internal Revenue Service issued Rev. Rul. 81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract holders, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for Federal income tax purposes. However, for 1981, IR-82-19 did provide limited relief from the ruling. Therefore, the Company maintained a capital gain reserve liability, for all realized and unrealized capital gains existing on or before December 31, 1981.

         During 1982 and most of 1983, the Company continued to maintain contract values which reflected a capital gain reserve liability for those contracts and contract values affected by Rev. Rul. 81-225. On December 16, 1983, the Company adjusted the affected (81-225) contract values in order to treat the respective contract owners as the owners of the underlying shares for Federal income tax purposes, as intended by the ruling. As a result of this adjustment, contract owners' equity was restored with amounts previously deducted to maintain the capital gain reserve liability.

         Because of the aforementioned, the Company no longer provides for income taxes within the Account. Presently, taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses.The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from the owner's contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered; no sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.20%, respectively. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include: (a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1998, for each series, in both the accumulation and payout phases. Due to the nature of money market funds, an 81-225 adjustment (See note 1(d)) was not required for either the MFS Series Trust IV - MFS(R) Money Market Fund or the Nationwide Separate Account Trust - Money Market Fund.


                                                                                                                  ANNUAL
     Contract owners' equity represented by:                 UNITS          UNIT VALUE                            RETURN*
                                                           --------         -----------                           -------
      Contracts in accumulation phase:
         MFS Series Trust IV -
         MFS(R) Money Market Fund:
            Non-tax qualified .........................         6,827        $38.008785          $     259,486           4%
            Tax qualified spectrum ....................     1,006,298         32.218020             32,420,929           4%
            Non-tax qualified spectrum ................       568,052         32.240409             18,314,229           4%

         Massachusetts Investors Growth
         Stock Fund - Class A:
            Non-tax qualified .........................           825        192.429178                158,754          39%
            Tax qualified spectrum ....................       280,157        202.414393             56,707,809          38%
            Non-tax qualified spectrum ................        95,701        171.758959             16,437,504          38%
            Non-tax qualified spectrum (81-225) .......         3,999        187.109241                748,250          38%

         Massachusetts Investors Trust - Class A:
            Non-tax qualified .........................           289        188.520679                 54,482          22%
            Tax qualified spectrum ....................       278,446        159.361559             44,373,589          21%
            Non-tax qualified spectrum ................        83,119        142.985600             11,884,820          21%
            Non-tax qualified spectrum (81-225) .......         1,004        151.908034                152,516          21%

         MFS(R) Bond Fund - Class A:
            Non-tax qualified .........................           342         59.205904                 20,248           3%
            Tax qualified spectrum ....................       402,734         50.471558             20,326,612           3%
            Non-tax qualified spectrum ................       144,138         50.430297              7,268,922           3%
            Non-tax qualified spectrum (81-225) .......           786         50.627514                 39,793           3%

         MFS(R) Emerging Growth Fund - Class A:
            Tax qualified spectrum ....................       320,469         50.131190             16,065,492          23%
            Non-tax qualified spectrum (81-225) .......           779         50.131190                 39,052          23%

         MFS(R) Growth Opportunities Fund - Class A:
            Non-tax qualified .........................           830        194.984157                161,837          28%
            Tax qualified spectrum ....................       633,469        180.233377            114,172,257          27%
            Non-tax qualified spectrum ................       152,136        153.097965             23,291,712          27%
            Non-tax qualified spectrum (81-225) .......        11,929        168.926385              2,015,123          27%

         MFS(R) High Income Fund - Class A:
            Non-tax qualified .........................           217         72.060325                 15,637           0%
            Tax qualified spectrum ....................       279,479         62.788270             17,548,003           0%
            Non-tax qualified spectrum ................       119,105         61.835712              7,364,942           0%
            Non-tax qualified spectrum (81-225) .......         4,449         62.788270                279,345           0%


                                                                     (Continued)

                                                                                                                  ANNUAL
     Contract owners' equity represented by:                 UNITS          UNIT VALUE                            RETURN*
                                                           --------         -----------                           -------
         MFS(R) Research Fund - Class A:
            Non-tax qualified .........................           390        180.672640                 70,462          22%
            Tax qualified spectrum ....................       225,728        177.325237             40,027,271          21%
            Non-tax qualified spectrum ................        81,260        154.941343             12,590,534          21%
            Non-tax qualified spectrum (81-225) .......         1,280        175.255390                224,327          21%

         MFS(R) Total Return Fund - Class A:
            Non-tax qualified .........................           146        117.432831                 17,145          11%
            Tax qualified spectrum ....................       465,417        108.882919             50,675,962          10%
            Non-tax qualified spectrum ................       127,066        105.395033             13,392,125          10%
            Non-tax qualified spectrum (81-225) .......         1,118        107.823630                120,547          10%

         MFS(R) World Governments Fund - Class A:
            Tax qualified spectrum ....................        85,861         51.773614              4,445,334           3%
            Non-tax qualified spectrum ................        16,423         50.475906                828,966           3%
            Non-tax qualified spectrum (81-225) .......           709         51.693122                 36,650           3%

         Nationwide Separate Account Trust -
         Money Market Fund:
            Tax qualified spectrum ....................        32,830         24.593912                807,418           4%
            Non-tax qualified spectrum ................        22,624         24.609906                556,775           4%
                                                             ========        ==========

      Reserves for annuity contracts in payout phase:
            Tax qualified .............................                                                 65,104
            Non-tax qualified .........................                                                 41,989
            Tax qualified spectrum ....................                                              2,737,591
            Non-tax qualified spectrum ................                                              1,239,194
                                                                                                  ------------
                                                                                                  $517,998,737
                                                                                                  ============

* The annual return does not include contract charges satisfied by surrendering units.





-------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1998 and 1997, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.


                                                                        KPMG LLP


Columbus, Ohio
January 29, 1999

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                 Consolidated Balance Sheets

                     (in millions of dollars, except per share amounts)


                                                                          December 31,
                                                                    -----------------------
                                        Assets                        1998          1997
                                        ------                      ---------     ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                       $14,245.1     $13,204.1
    Equity securities                                                   127.2          80.4
  Mortgage loans on real estate, net                                  5,328.4       5,181.6
  Real estate, net                                                      243.6         311.4
  Policy loans                                                          464.3         415.3
  Other long-term investments                                            44.0          25.2
  Short-term investments                                                289.1         358.4
                                                                    ---------     ---------
                                                                     20,741.7      19,576.4
                                                                    ---------     ---------

Cash                                                                      3.4         175.6
Accrued investment income                                               218.7         210.5
Deferred policy acquisition costs                                     2,022.2       1,665.4
Other assets                                                            420.3         438.4
Assets held in separate accounts                                     50,935.8      37,724.4
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------
Future policy benefits and claims                                   $19,767.1     $18,702.8
Other liabilities                                                       866.1         885.6
Liabilities related to separate accounts                             50,935.8      37,724.4
                                                                    ---------     ---------
                                                                     71,569.0      57,312.8
                                                                    ---------     ---------

Commitments and contingencies (notes 7 and 12)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                             3.8           3.8
  Additional paid-in capital                                            914.7         914.7
  Retained earnings                                                   1,579.0       1,312.3
  Accumulated other comprehensive income                                275.6         247.1
                                                                    ---------     ---------
                                                                      2,773.1       2,477.9
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

See accompanying notes to consolidated financial statements.

                                NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                         Consolidated Statements of Income

                                             (in millions of dollars)


                                                                                    Years ended December 31,
                                                                              -----------------------------------
                                                                                 1998         1997        1996
                                                                              --------     --------     ---------
Revenues:
  Policy charges                                                              $  698.9     $  545.2     $  400.9
  Life insurance premiums                                                        200.0        205.4        198.6
  Net investment income                                                        1,481.6      1,409.2      1,357.8
  Realized gains (losses) on investments                                          28.4         11.1         (0.3)
  Other                                                                           66.8         46.5         35.9
                                                                              --------     --------     --------
                                                                               2,475.7      2,217.4      1,992.9
                                                                              --------     --------     --------
Benefits and expenses:
  Interest credited to policyholder account balances                           1,069.0      1,016.6        982.3
  Other benefits and claims                                                      175.8        178.2        178.3
  Policyholder dividends on participating policies                                39.6         40.6         41.0
  Amortization of deferred policy acquisition costs                              214.5        167.2        133.4
  Other operating expenses                                                       419.7        384.9        342.4
                                                                              --------     --------     --------
                                                                               1,918.6      1,787.5      1,677.4
                                                                              --------     --------     --------

    Income from continuing operations before federal income tax expense          557.1        429.9        315.5

Federal income tax expense                                                       190.4        150.2        110.9
                                                                              --------     --------     --------

    Income from continuing operations                                            366.7        279.7        204.6

Income from discontinued operations (less federal income tax expense
  of $4.5 in 1996)                                                                --           --           11.3
                                                                              --------     --------     --------

    Net income                                                                $  366.7     $  279.7     $  215.9
                                                                              ========     ========     ========

See accompanying notes to consolidated financial statements.

                             NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                              Consolidated Statements of Shareholder's Equity

                                Years ended December 31, 1998, 1997 and 1996
                                         (in millions of dollars)


                                                                                  Accumulated
                                                         Additional                  other         Total
                                              Common      paid-in      Retained  comprehensive  shareholder's
                                              stock       capital      earnings      income        equity
                                              -----       -------      --------      ------        ------
December 31, 1995                             $  3.8     $ 657.2      $1,583.2      $ 384.3      $2,628.5

Comprehensive income:
    Net income                                  --          --           215.9         --           215.9
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                  --          --            --         (170.9)       (170.9)
                                                                                                 --------
  Total comprehensive income                                                                         45.0
                                                                                                 --------
Dividends to shareholder                        --        (129.3)       (366.5)       (39.8)       (535.6)
                                              ------     -------      --------      -------      --------
December 31, 1996                                3.8       527.9       1,432.6        173.6       2,137.9

Comprehensive income:
    Net income                                  --          --           279.7         --           279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           73.5          73.5
                                                                                                 --------
  Total comprehensive income                                                                        353.2
                                                                                                 --------
Capital contribution                            --         836.8          --           --           836.8
Dividend to shareholder                         --        (450.0)       (400.0)        --          (850.0)
                                              ------     -------      --------      -------      --------
December 31, 1997                                3.8       914.7       1,312.3        247.1       2,477.9

Comprehensive income:
    Net income                                  --          --           366.7         --           366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           28.5          28.5
                                                                                                 --------
  Total comprehensive income                                                                        395.2
                                                                                                 --------
Dividend to shareholder                         --          --          (100.0)        --          (100.0)
                                              ------     -------      --------      -------      --------
December 31, 1998                             $  3.8     $ 914.7      $1,579.0      $ 275.6      $2,773.1
                                              ======     =======      ========      =======      ========


See accompanying notes to consolidated financial statements.


                                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                           Consolidated Statements of Cash Flows

                                                  (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                   ---------------------------------------
                                                                                     1998           1997            1996
                                                                                   ---------      ---------      ---------
Cash flows from operating activities:
  Net income                                                                       $   366.7      $   279.7      $   215.9
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                             1,069.0        1,016.6          982.3
      Capitalization of deferred policy acquisition costs                             (584.2)        (487.9)        (422.6)
      Amortization of deferred policy acquisition costs                                214.5          167.2          133.4
      Amortization and depreciation                                                     (8.5)          (2.0)           7.0
      Realized gains on invested assets, net                                           (28.4)         (11.1)          (0.3)
      (Increase) decrease in accrued investment income                                  (8.2)          (0.3)           2.8
      (Increase) decrease in other assets                                               16.4          (12.7)         (38.9)
      Decrease in policy liabilities                                                    (8.3)         (23.1)        (151.0)
      (Decrease) increase in other liabilities                                         (34.8)         230.6          191.4
      Other, net                                                                       (11.3)         (10.9)         (61.7)
                                                                                   ---------      ---------      ---------
        Net cash provided by operating activities                                      982.9        1,146.1          858.3
                                                                                   ---------      ---------      ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                            1,557.0          993.4        1,162.8
  Proceeds from sale of securities available-for-sale                                  610.5          574.5          299.6
  Proceeds from repayments of mortgage loans on real estate                            678.2          437.3          309.0
  Proceeds from sale of real estate                                                    103.8           34.8           18.5
  Proceeds from repayments of policy loans and sale of other invested assets            23.6           22.7           22.8
  Cost of securities available-for-sale acquired                                    (3,182.8)      (2,828.1)      (1,573.6)
  Cost of mortgage loans on real estate acquired                                      (829.1)        (752.2)        (972.8)
  Cost of real estate acquired                                                          (0.8)         (24.9)          (7.9)
  Policy loans issued and other invested assets acquired                               (88.4)         (62.5)         (57.7)
  Short-term investments, net                                                           69.3         (354.8)          28.0
                                                                                   ---------      ---------      ---------
        Net cash used in investing activities                                       (1,058.7)      (1,959.8)        (771.3)
                                                                                   ---------      ---------      ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                   --            836.8           --
  Cash dividends paid                                                                 (100.0)          --            (50.0)
  Increase in investment product and universal life insurance
    product account balances                                                         2,682.1        2,488.5        1,781.8
  Decrease in investment product and universal life insurance
    product account balances                                                        (2,678.5)      (2,379.8)      (1,784.5)
                                                                                   ---------      ---------      ---------
        Net cash (used in) provided by financing activities                            (96.4)         945.5          (52.7)
                                                                                   ---------      ---------      ---------
Net (decrease) increase in cash                                                       (172.2)         131.8           34.3

Cash, beginning of year                                                                175.6           43.8            9.5
                                                                                   ---------      ---------      ---------
Cash, end of year                                                                  $     3.4      $   175.6      $    43.8
                                                                                   =========      =========      =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996



(1)      Organization and Description of Business
         ----------------------------------------

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11, 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 10 and 14. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products, including variable annuities, fixed annuities and life insurance.

(2)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Operations that are classified and reported as discontinued operations are not consolidated but rather are reported as "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1998 or 1997.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (c)  Revenues and Benefits
              ---------------------

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

         (e)  Separate Accounts
              -----------------

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $743.9 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 6.0%, 6.1% and 6.3% for the years ended December 31, 1998, 1997 and 1996, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (g)  Participating Business
              ----------------------

              Participating business represents approximately 40% in 1998 (50% in 1997 and 52% in 1996) of the Company's life insurance in force, 74% in 1998 (77% in 1997 and 78% in 1996) of the number of life insurance policies in force, and 14% in 1998 (27% in 1997 and 40% in 1996) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax
              ------------------

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 10 and 14.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(j)           Recently Issued Accounting Pronouncements
              -----------------------------------------

              On January 1, 1998 the Company adopted SFAS No. 131 - Disclosures about Segments of an Enterprise and Related Information (SFAS
              131). SFAS 131 supersedes SFAS No. 14 - Financial Reporting for Segments of a Business Enterprise. SFAS 131 establishes standards for public business enterprises to report information about operating segments in annual financial statements and selected information about operating segments in interim financial reports. SFAS 131 also establishes standards for related disclosures about products and services, geographic areas, and major customers. The adoption of SFAS 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The segment information required for annual financial statements is included in note 13.

              On January 1, 1998, the Company adopted SFAS No. 132 - Employers' Disclosures about Pensions and Other Postretirement Benefits (SFAS
              132). SFAS 132 revises employers' disclosures about pension and other postretirement benefit plans. The Statement does not change the measurement or recognition of benefit plans in the financial statements. The revised disclosures required by SFAS 132 are included in note 8.

              In June 1998, the FASB issued SFAS No. 133 - Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. The Statement is effective for fiscal years beginning after June 15, 1999. It may be implemented earlier provided adoption occurs as of the beginning of any fiscal quarter after issuance. The Company plans to adopt this Statement in first quarter 2000 and is currently evaluating the impact on results of operations and financial condition.

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position 98-1 - Accounting for the Costs of Computer Software Developed or Obtained for Internal Use (SOP 98-1). SOP 98-1 provides guidance intended to standardize accounting practices for costs incurred to develop or obtain computer software for internal use. Specifically, SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. SOP 98-1 is effective for financial statements for fiscal years beginning after December 15, 1998. The Company does not expect the adoption of SOP 98-1, which occurred on January 1, 1999, to have a material impact on the Company's financial statements.


         (k)  Reclassification
              ----------------

              Certain items in the 1997 and 1996 consolidated financial statements have been reclassified to conform to the 1998 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(3)      Investments
         -----------

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1998 and 1997 were:

                                                                                     Gross         Gross
                                                                     Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                  cost           gains        losses       fair value
             ------------------------                                  ----           -----        ------       ----------
             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0        $   --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------        ------        ---------
                                                                     $13,831.7       $563.2        $(22.6)       $14,372.3
                                                                     =========       ======        ======        =========

             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   305.1       $  8.6        $   --        $   313.7
                 Obligations of states and political subdivisions          1.6           --           --               1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                     ---------       ------        ------        ---------
                                                                     $12,800.7       $498.3        $(14.5)       $13,284.5
                                                                     =========       ======        ======        =========

         As of December 31, 1998 the Company had entered into S&P 500 futures contracts with a notional amount of $20.0 million to reduce the risk of changes in the fair market value of certain investments classified as equity securities. These contracts had an unrealized loss of $1.3 million as of December 31, 1998 which is included in the recorded amount of the equity securities and in accumulated other comprehensive income, net of tax, similar to other unrealized gains and losses on securities available-for-sale.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1998, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
             (in millions of dollars)                                                 cost          fair value
                                                                                      ----          ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $ 2,019.9        $ 2,048.0
               Due after one year through five years                                  8,169.1          8,470.6
               Due after five years through ten years                                 2,795.0          2,927.7
               Due after ten years                                                      737.3            798.8
                                                                                    ---------        ---------
                                                                                    $13,721.3        $14,245.1
                                                                                    =========        =========

         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Gross unrealized gains                                                 $ 540.6       $ 483.8
             Adjustment to deferred policy acquisition costs                         (116.6)       (103.7)
             Deferred federal income tax                                             (148.4)       (133.0)
                                                                                    -------       -------
                                                                                    $ 275.6       $ 247.1
                                                                                    =======       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

             (in millions of dollars)                                         1998          1997          1996
                                                                              ----          ----          ----
             Securities available-for-sale:
               Fixed maturity securities                                      $52.6        $137.5       $(289.2)
               Equity securities                                                4.2          (2.7)          8.9
                                                                              -----        ------       -------
                                                                              $56.8        $134.8       $(280.3)
                                                                              =====        ======       =======

         Proceeds from the sale of securities available-for-sale during 1998, 1997 and 1996 were $610.5 million, $574.5 million and $299.6 million, respectively. During 1998, gross gains of $9.0 million ($9.9 million and $6.6 million in 1997 and 1996, respectively) and gross losses of $7.6 million ($18.0 million and $6.9 million in 1997 and 1996, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1998 was $3.7 million. No valuation allowance has been recorded for these loans as of December 31, 1998. The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million which includes $3.9 million of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million and $16.0 million of impaired mortgage loans on real estate for which there was no valuation allowance. During 1998, the average recorded investment in impaired mortgage loans on real estate was approximately $9.1 million ($31.8 million in 1997) and interest income recognized on those loans was $0.3 million ($1.0 million in 1997), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Allowance, beginning of year                                            $42.5         $51.0
               Reductions credited to operations                                      (0.1)         (1.2)
               Direct write-downs charged against the allowance                         --          (7.3)
                                                                                     -----         -----
             Allowance, end of year                                                  $42.4         $42.5
                                                                                     =====         =====

         Real estate is presented at cost less accumulated depreciation of $21.5 million as of December 31, 1998 ($45.1 million as of December 31, 1997) and valuation allowances of $5.4 million as of December 31, 1998 ($11.1 million as of December 31, 1997).

         Investments that were non-income producing for the twelve month period preceding December 31, 1998 amounted to $42.4 million ($19.4 million for 1997) and consisted of $32.7 million ($3.0 million in 1997) in securities available-for-sale and $9.7 million ($16.4 million in 1997) in real estate.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1998            1997           1996
                                                                           ----            ----           ----
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  982.5        $  911.6       $  917.1
                 Equity securities                                             0.8             0.8            1.3
               Mortgage loans on real estate                                 458.9           457.7          432.8
               Real estate                                                    40.4            42.9           44.3
               Short-term investments                                         17.8            22.7            4.2
               Other                                                          30.7            21.0            4.0
                                                                          --------        --------       --------
                   Total investment income                                 1,531.1         1,456.7        1,403.7
             Less investment expenses                                         49.5            47.5           45.9
                                                                          --------        --------       --------
                   Net investment income                                  $1,481.6        $1,409.2       $1,357.8
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                        1998            1997           1996
                                                                             ----            ----           ----
             Securities available-for-sale:
               Fixed maturity securities                                    $(0.7)          $ 3.6          $(3.5)
               Equity securities                                              2.1             2.7            3.2
             Mortgage loans on real estate                                    3.9             1.6           (4.1)
             Real estate and other                                           23.1             3.2            4.1
                                                                            -----           -----          -----
                                                                            $28.4           $11.1          $(0.3)
                                                                            =====           =====          =====

         Fixed maturity securities with an amortized cost of $6.5 million and $6.2 million as of December 31, 1998 and 1997, respectively, were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(4)      Federal Income Tax
         ------------------

         The Company's current federal income tax liability was $72.8 million and $60.1 million as of December 31, 1998 and 1997, respectively.

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1998 and 1997 are as follows:

             (in millions of dollars)                                        1998            1997
                                                                             ----            ----
             Deferred tax assets:
               Future policy benefits                                       $207.7          $200.1
               Liabilities in Separate Accounts                              319.9           242.0
               Mortgage loans on real estate and real estate                  17.5            19.0
               Other assets and other liabilities                             58.9            59.2
                                                                            ------          ------
                 Total gross deferred tax assets                             604.0           520.3
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                            ------          ------
                 Net deferred tax assets                                     597.0           513.3
                                                                            ------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             568.7           480.5
               Fixed maturity securities                                     212.2           193.3
               Deferred tax on realized investment gains                      34.8            40.1
               Equity securities and other long-term investments               9.6             7.5
               Other                                                          21.6            22.2
                                                                            ------          ------
                 Total gross deferred tax liabilities                        846.9           743.6
                                                                            ------          ------
                 Net deferred tax liability                                 $249.9          $230.3
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1998, 1997 and 1996.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1998            1997            1996
                                                                      ----            ----            ----
           Currently payable                                         $186.1          $121.7          $116.5
           Deferred tax expense (benefit)                               4.3            28.5            (5.6)
                                                                     ------          ------          ------
                                                                     $190.4          $150.2          $110.9
                                                                     ======          ======          ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1998, 1997 and 1996 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                            1998                     1997                     1996
                                                       -----------------        ----------------        -----------------
         (in millions of dollars)                      Amount        %          Amount        %          Amount        %
                                                       ------        -          ------        -          ------        -

         Computed (expected) tax expense               $195.0      35.0         $150.5      35.0         $110.4      35.0
         Tax exempt interest and dividends
           received deduction                            (4.9)     (0.9)           -         0.0           (0.2)     (0.1)
         Other, net                                       0.3       0.1           (0.3)     (0.1)           0.7       0.3
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $190.4      34.2         $150.2      34.9         $110.9      35.2
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $173.4 million, $91.8 million and $115.8 million during the years ended December 31, 1998, 1997 and 1996, respectively.

(5)      Comprehensive Income
         --------------------

         Pursuant to SFAS No. 130 - Reporting Comprehensive Income, which the Company adopted January 1, 1998, the Consolidated Statements of Shareholder's Equity include a new measure called "Comprehensive Income". Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholders' equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions of dollars)                                        1998           1997           1996
                                                                             ----           ----           ----
             Unrealized gains (losses) on securities
                available-for-sale arising during the period:
                Gross                                                       $ 58.2        $141.1         $(272.4)
                Adjustment to deferred policy acquisition costs              (12.9)        (21.8)           57.0
                Related federal income tax (expense) benefit                 (15.9)        (41.7)           44.0
                                                                            ------        ------          ------
                   Net                                                        29.4          77.6          (171.4)
                                                                            ------        ------          ------

             Reclassification adjustment for net (gains) losses
                on securities available-for-sale realized
                during the period:
                Gross                                                         (1.4)         (6.3)             0.7
                Related federal income tax expense (benefit)                   0.5           2.2             (0.2)
                                                                            ------        ------          -------
                   Net                                                        (0.9)         (4.1)             0.5
                                                                            ------        ------          -------
             Total Other Comprehensive Income                               $ 28.5        $ 73.5          $(170.9)
                                                                            ======        ======          =======

(6)      Fair Value of Financial Instruments
         -----------------------------------

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for equity securities exclude the fair value of futures contracts designated as hedges of equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 7.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1998                              1997
                                                               -------------------------        --------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                               ---------      ----------        ---------       ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $14,245.1      $14,245.1         $13,204.1       $13,204.1
                     Equity securities                              128.5          128.5              80.4            80.4
                   Mortgage loans on real estate, net             5,328.4        5,527.6           5,181.6         5,509.7
                   Policy loans                                     464.3          464.3             415.3           415.3
                   Short-term investments                           289.1          289.1             358.4           358.4
                 Cash                                                 3.4            3.4             175.6           175.6
                 Assets held in separate accounts                50,935.8       50,935.8          37,724.4        37,724.4

               Liabilities:
                 Investment contracts                            15,468.7       15,158.6          14,708.2        14,322.1
                 Policy reserves on life insurance contracts      3,914.0        3,768.9           3,345.4         3,182.4
                 Liabilities related to separate accounts        50,935.8       49,926.5          37,724.4        36,747.0
                 Futures contracts                                    1.3            1.3                --              --

(7)      Risk Disclosures
         ----------------

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $156.0 million extending into 1999 were outstanding as of December 31, 1998. The Company also had $40.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1998.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (20% in 1997) in any geographic area and no more than 2% (2% in 1997) with any one borrower as of December 31, 1998. As of December 31, 1998, 42% (46% in 1997) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $187.9 million and $220.2 million as of December 31, 1998 and 1997, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(8)      Pension Plan and Postretirement Benefits Other Than Pensions
         ------------------------------------------------------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

         Pension costs charged to operations by the Company during the years ended December 31, 1998, 1997 and 1996 were $2.0 million, $7.5 million and $7.4 million, respectively. The Company has recorded a prepaid pension asset of $5.0 million as of December 31, 1998 and no prepaid or accrued pension asset or expense as of December 31, 1997.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1998 and 1997 was $40.1 million and $36.5 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1998, 1997 and 1996 was $4.1 million, $3.0 million and $3.3 million, respectively.

         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1998 and 1997 follows:

                                                                             Pension Benefits      Postretirement Benefits
                                                                           ---------------------   -----------------------
              (in millions of dollars)                                       1998         1997         1998       1997
              ---------------------------------------------------------    --------     --------     --------   -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                      $2,033.8     $1,847.8      $237.9    $ 200.7
              Service cost                                                     87.6         77.3         9.8        7.0
              Interest cost                                                   123.4        118.6        15.4       14.0
              Actuarial loss                                                  123.2         60.0        15.6       24.4
              Plan curtailment in 1998/merger in 1997                        (107.2)         1.5         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.6)      (8.2)
                                                                           --------     --------     -------    -------
              Benefit obligation at end of year                             2,185.0      2,033.8       270.1      237.9
                                                                           --------     --------     -------    -------

              Change in plan assets:
              Fair value of plan assets at beginning of year                2,212.9      1,947.9        69.2       63.0
              Actual return on plan assets                                    300.7        328.1         5.0        3.6
              Employer contribution                                           104.1          7.2        12.1       10.6
              Plan merger                                                       -            1.1         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.4)      (8.0)
                                                                           --------     --------     -------    -------
              Fair value of plan assets at end of year                      2,541.9      2,212.9        77.9       69.2
                                                                           --------     --------     -------    -------

              Funded status                                                   356.9        179.1      (192.2)    (168.7)
              Unrecognized prior service cost                                  31.5         34.7         -          -
              Unrecognized net (gains) losses                                (345.7)      (330.7)       16.0        1.6
              Unrecognized net (asset) obligation at transition               (11.0)        33.3         1.3        1.5
                                                                           --------     --------     -------    -------
              Prepaid (accrued) benefit cost                               $   31.7     $  (83.6)    $(174.9)   $(165.6)
                                                                           ========     ========     =======    =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                             Pension Benefits          Postretirement Benefits
                                                                          --------------------         -----------------------
                                                                            1998         1997            1998           1997
                                                                          --------      ------         --------       --------
              Weighted average discount rate                               5.50%         6.00%           6.65%         6.70%
              Rate of increase in future compensation levels               3.75%         4.25%             --            --
              Assumed health care cost trend rate:
                    Initial rate                                             --            --           15.00%        12.13%
                    Ultimate rate                                            --            --            8.00%         6.12%
                    Uniform declining period                                 --            --           15 Years      12 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1998, 1997 and 1996 follows:

              (in millions of dollars)                                                   1998         1997         1996
              --------------------------------------------------------------------------------        ----         ----
              Service cost (benefits earned during the period)                         $  87.6      $  77.3      $  75.5
              Interest cost on projected benefit obligation                              123.4        118.6        105.5
              Expected return on plan assets                                            (159.0)      (139.0)      (116.1)
              Recognized gains                                                            (3.8)         -            -
              Amortization of prior service cost                                           3.2          3.2          3.2
              Amortization of unrecognized transition obligation                           4.2          4.2          4.1
                                                                                       -------      -------      -------
                                                                                       $  55.6      $  64.3      $  72.2
                                                                                       =======      =======      =======

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with the Nationwide Insurance Enterprise and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). The Company anticipates that the plan will settle the obligation related to WSC employees with a transfer of assets during 1999.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                                       1998          1997          1996
                                                                                       ----          ----          ----
             Weighted average discount rate                                            6.00%         6.50%         6.00%
             Rate of increase in future compensation levels                            4.25%         4.75%         4.25%
             Expected long-term rate of return on plan assets                          7.25%         7.25%         6.75%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1998, 1997 and 1996 was as follows:

             (in millions of dollars)                                                    1998          1997          1996
                                                                                         ----          ----          ----
             Service cost (benefits attributed to employee service during the year)      $ 9.8         $ 7.0         $ 6.5
             Interest cost on accumulated postretirement benefit obligation               15.4          14.0          13.7
             Actual return on plan assets                                                 (5.0)         (3.6)         (4.3)
             Amortization of unrecognized transition obligation of affiliates              0.2           0.2           0.2
             Net amortization and deferral                                                 1.2          (0.5)          1.8
                                                                                         -----         -----         -----
                                                                                         $21.6         $17.1         $17.9
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 1998, 1997 and 1996 were as follows:

                                                                                      1998           1997         1996
                                                                                      -----          -----        ----
             NPPBC:
               Discount rate                                                          6.70%         7.25%         6.65%
               Long term rate of return on plan
                   assets, net of tax                                                 5.83%         5.89%         4.80%
               Assumed health care cost trend rate:
                   Initial rate                                                      12.00%        11.00%        11.00%
                   Ultimate rate                                                      6.00%         6.00%         6.00%
                   Uniform declining period                                         12 Years      12 Years      12 Years

         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1998 and have no impact on the NPPBC for the year ended December 31, 1998.

(9)      Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings
         ----------------------------------------------------------------------
         and Dividend Restrictions
         -------------------------

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1998, 1997 and 1996 was $1.32 billion, $1.13 billion and $1.00 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1998, 1997 and 1996 was $171.0 million, $111.7 million and $73.2 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1998, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $71.0 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(10)     Transactions With Affiliates
         ----------------------------

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1998, 1997 and 1996, the Company made lease payments to NMIC and its subsidiaries of $8.0 million, $8.4 million and $9.1 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $95.0 million, $85.8 million and $101.6 million in 1998, 1997 and 1996, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $31.9 million and $20.5 million as of December 31, 1998 and 1997, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1998 and 1997 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1998, 1997 and 1996 were:

                                                       1998                       1997                          1996
                                            ------------------------------------------------------------------------------------
         (in millions of dollars)               NMIC          ELICW        NMIC         ELICW            NMIC         ELICW
         -----------------------------------------------------------------------------------------------------------------------

         Premiums                               $90.1        $106.3       $ 91.4        $199.8          $ 97.3        $224.2
         Net investment income and other
            revenue                             $11.1        $  9.4       $ 10.7        $ 13.4          $ 10.9        $ 14.8
         Benefits, claims and expenses          $98.8        $160.5       $100.7        $225.9          $100.5        $246.6

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $248.4 million and $211.0 million as of December 31, 1998 and 1997, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1998 were $60.0 million, $66.1 million and $76.9 million, respectively.

(11)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement. As of December 31, 1998 the Company had no amounts outstanding under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(12)     Contingencies
         -------------

         On October 29, 1998, the Company and certain of its affiliates were named in a lawsuit filed in the Common Pleas Court of Franklin County, Ohio related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of the Company's customers and seeks unspecified compensatory and punitive damages. The Company is currently evaluating this lawsuit, which is in an early stage and has not been certified as a class. The Company intends to defend this lawsuit vigorously.

(13)     Segment Information
         -------------------

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by independent investment managers and the Company, with investment returns accumulating on a tax-deferred basis. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary (other than the portion allocated to the Variable Annuities and Life Insurance segments), revenues and expenses related to group annuity contracts sold to Nationwide Insurance Enterprise employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1998, 1997 and 1996.

                                       Variable      Fixed       Life     Corporate
(in millions of dollars)               Annuities   Annuities   Insurance  and Other    Total
------------------------------------  ---------    ---------   ---------  ---------    -----
1998:
Net investment income (1)             $   (31.3)   $ 1,116.6   $  231.6   $  164.7   $ 1,481.6
Other operating revenue                   560.8         35.7      319.6       49.6       965.7
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            529.5      1,152.3      551.2      214.3     2,447.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        828.6      115.4      125.0     1,069.0
Amortization of deferred policy
   acquisition costs                      123.9         44.2       46.4         --       214.5
Other benefits and expenses               187.2        104.2      294.6       49.1       635.1
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         311.1        977.0      456.4      174.1     1,918.6
                                      ---------    ---------   --------   --------   ---------
Operating income (loss) before
   federal income tax                     218.4        175.3       94.8       40.2       528.7
Realized gains on investments                --           --         --       28.4        28.4
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   218.4    $   175.3   $   94.8   $   68.6   $   557.1
                                      =========    =========   ========   ========   =========

Assets as of year end                 $47,668.7    $15,215.7   $5,187.6   $6,270.1   $74,342.1
                                      =========    =========   ========   ========   =========


1997:
Net investment income (1)             $   (26.9)   $ 1,098.2   $  189.1   $  148.8   $ 1,409.2
Other operating revenue                   430.9         43.2      284.0       39.0       797.1
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            404.0      1,141.4      473.1      187.8     2,206.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        823.4       78.5      114.7     1,016.6
Amortization of deferred policy
   acquisition costs                       87.8         39.8       39.6         --       167.2
Other benefits and expenses               165.3        108.7      284.1       45.6       603.7
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         253.1        971.9      402.2      160.3     1,787.5
                                      ---------    ---------   --------   --------   ---------
Operating income before federal
    income tax                            150.9        169.5       70.9       27.5       418.8
Realized gains on investments                --           --         --       11.1        11.1
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   150.9    $   169.5   $   70.9   $   38.6   $   429.9
                                      =========    =========   ========   ========   =========

Assets as of year end                 $35,278.7    $14,436.3   $3,901.4   $6,174.3   $59,790.7
                                      =========    =========   ========   ========   =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




                                                 Variable         Fixed            Life         Corporate
         (in millions of dollars)               Annuities       Annuities       Insurance       and Other        Total
         ------------------------------------   ----------      ----------      ---------       ---------     ---------
         1996:
         Net investment income (1)              $    (21.5)     $  1,050.6      $   174.0       $   154.7      $ 1,357.8
         Other operating revenue                     306.1            42.0          261.6            25.7          635.4
                                                ----------      ----------      ---------       ---------      ---------
            Total operating revenue (2)              284.6         1,092.6          435.6           180.4        1,993.2
                                                ----------      ----------      ---------       ---------      ---------
         Interest credited to policyholder
            account balances                            --           805.0           70.2           107.1          982.3
         Amortization of deferred policy
            acquisition costs                         57.4            38.6           37.4              --          133.4
         Benefits and expenses                       136.9           113.6          260.8            50.4          561.7
                                                ----------      ----------      ---------       ---------      ---------
            Total expenses                           194.3           957.2          368.4           157.5        1,677.4
                                                ----------      ----------      ---------       ---------      ---------
         Operating income before federal
             income tax                               90.3           135.4           67.2            22.9          315.8
         Realized losses on investments                 --              --             --            (0.3)          (0.3)
                                                ----------      ----------      ---------       ---------      ---------
         Consolidated income from
            continuing operations before
            federal tax expense                 $     90.3      $    135.4       $   67.2        $   22.6      $   315.5
                                                ==========      ==========       ========        ========      =========

         Assets as of year end                  $ 25,069.7      $ 13,994.7       $3,353.3        $5,348.5      $47,766.2
                                                ==========      ==========       ========        ========      =========

         -----------
         (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.

         (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.


 (14)    Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 10 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Revenues                                                               $   --         $   --       $  668.9
             Net income                                                             $   --         $   --       $   11.3

         A summary of the assets and liabilities of discontinued operations as of December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Assets, consisting primarily of investments                            $221.5         $247.3       $3,288.5
             Liabilities, consisting primarily of policy benefits and claims        $221.5         $247.3       $2,802.8

PART C. OTHER INFORMATION

Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

              (a) Financial Statements:
                  (1) Financial statements included                         PAGE
                      in Prospectus
                      (Part A):
                      Condensed Financial Information.                       12

                  (2) Financial statements included
                      in Part B:
                      Those financial statements                             54
                      required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

              MFS Variable Account:
                      Independent Auditors' Report.                          54

                      Statement of Assets, Liabilities and Contract          55
                      Owners' Equity as of December 31, 1998.

                      Statements of Operations and Changes in                56
                      Contract Owners' Equity for the years ended
                      December 31, 1998 and 1997.

                      Notes to Financial Statements.                         57

              Nationwide Life Insurance Company and Subsidiaries:

                      Independent Auditors' Report.                          64

                      Consolidated Balance Sheets as of December             65
                      31, 1998 and 1997.

                      Consolidated Statements of Income for the              66
                      years ended December 31, 1998, 1997 and
                      1996.

                      Consolidated Statements of Shareholder's               67
                      Equity for the years ended December 31,
                      1998, 1997 and 1996.

                      Consolidated Statements of Cash Flows for              68
                      the years ended December 31, 1998, 1997
                      and 1996.

                      Notes to Consolidated Financial Statements.            69


                                   91 OF 113

Item 24.      (b) Exhibits

                        (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement, and hereby incorporated by reference.
                        (2)  Not Applicable
                        (3) Underwriting or Distribution of contracts between the Registrant and Principal Underwriter - Filed previously with the Registration Statement, and hereby incorporated by reference.
                        (4) The form of the variable annuity contract Filed previously with Post-Effective Amendment No. 19 to the Registration Statement and hereby incorporated by reference.
                        (5) Variable Annuity Application - Filed previously with the Registration Statement, and hereby incorporated by reference.
                        (6) Articles of Incorporation of Depositor Filed previously with the Registration Statement, and hereby incorporated by reference.
                        (7)  Not Applicable
                        (8)  Not Applicable
                        (9) Opinion of Counsel - Filed previously with the Registration Statement, and hereby incorporated by reference.
                       (10)  Not Applicable
                       (11)  Not Applicable
                       (12)  Not Applicable
                       (13)  Not Applicable

                                   92 OF 113


Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR
-------------------------------------------------------------------------------------------------------
                    NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                     BUSINESS ADDRESS                                 WITH DEPOSITOR
-------------------------------------------------------------------------------------------------------
                   Lewis J. Alphin                                        Director
                   519 Bethel Church Road
                   Mount Olive, NC  28365
-------------------------------------------------------------------------------------------------------
                   A. I. Bell                                             Director
                   4121 North River Road West
                   Zanesville, OH  43701
-------------------------------------------------------------------------------------------------------
                   Kenneth D. Davis                                       Director
                   7229 Woodmansee Road
                   Leesburg, OH  45135
-------------------------------------------------------------------------------------------------------
                   Keith W. Eckel                                         Director
                   1647 Falls Road
                   Clarks Summit, PA 18411
-------------------------------------------------------------------------------------------------------
                   Willard J. Engel                                       Director
                   300 East Marshall Street
                   Marshall, MN  56258
-------------------------------------------------------------------------------------------------------
                   Fred C. Finney                                         Director
                   1558 West Moreland Road
                   Wooster, OH  44691
-------------------------------------------------------------------------------------------------------
                   Joseph J. Gasper                         President and Chief Operating Officer
                   One Nationwide Plaza                                 and Director
                   Columbus, OH  43215
-------------------------------------------------------------------------------------------------------
                   Dimon R. McFerson                        Chairman and Chief Executive Officer
                   One Nationwide Plaza                                 and Director
                   Columbus, OH  43215
-------------------------------------------------------------------------------------------------------
                   David O. Miller                           Chairman of the Board and Director
                   115 Sprague Drive
                   Hebron, OH  43025
-------------------------------------------------------------------------------------------------------
                   Yvonne L. Montgomery                                   Director
                   2859 Paces Ferry Road
                   Atlanta, GA  30339
-------------------------------------------------------------------------------------------------------
                   Ralph M. Paige, Executive Director                     Director
                   Federation of Southern
                   Cooperatives/Land Assistance Fund
                   2769 Church Street
                   East Point, GA  30344
-------------------------------------------------------------------------------------------------------
                   James F. Patterson                                     Director
                   8765 Mulberry Road
                   Chesterland, OH  44026
-------------------------------------------------------------------------------------------------------
                   Arden L. Shisler                                       Director
                   1356 North Wenger Road
                   Dalton, OH  44618
-------------------------------------------------------------------------------------------------------
                   Robert L. Stewart                                      Director
                   88740 Fairview Road
                   Jewett, OH  43986


                                   93 OF 113



                     NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                      BUSINESS ADDRESS                                 WITH DEPOSITOR
-------------------------------------------------------------------------------------------------------------
                    Nancy C. Thomas                                        Director
                    1733A Westwood Avenue
                    Alliance, OH  44601
-------------------------------------------------------------------------------------------------------------
                    Richard D. Headley                         Executive Vice President - Chief
                    One Nationwide Plaza                        Information Technology Officer
                    Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------
                    Robert A. Oakley                               Executive Vice President-
                    One Nationwide Plaza                            Chief Financial Officer
                    Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------
                    Robert J. Woodward Jr.                         Executive Vice President
                    One Nationwide Plaza                           Chief Investment Officer
                    Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------
                    James E. Brock                            Senior Vice President - Corporate
                    One Nationwide Plaza                                  Development
                    Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------
                    Charles A. Bryan                         Senior Vice President - Chief Actuary
                    One Nationwide Plaza                             Property and Casualty
                    Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------
                    John R. Cook, Jr.                              Senior Vice President -
                    One Nationwide Plaza                         Chief Communications Officer
                    Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------
                    Thomas L. Crumrine                               Senior Vice President
                    One Nationwide Plaza
                    Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------
                    David A. Diamond                           Senior Vice President - Corporate
                    One Nationwide Plaza                                  Controller
                    Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------
                    Phillip C. Gath                                Senior Vice President -
                    One Nationwide Plaza                                Chief Actuary
                    Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------
                    Patricia R. Hatler                            Senior Vice President and
                    One Nationwide Plaza                                General Counsel
                    Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------
                    David K. Hollingsworth                     Senior Vice President - Marketing
                    One Nationwide Plaza
                    Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------
                    David R. Jahn                                   Senior Vice President -
                    One Nationwide Plaza                             Commercial Insurance
                    Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------
                    Donna A. James                                 Senior Vice President -
                    One Nationwide Plaza                         Chief Human Resources Officer
                    Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------
                    Richard A. Karas                            Senior Vice President - Sales -
                    One Nationwide Plaza                              Financial Services
                    Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------


                                   94 OF 113



                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
-------------------------------------------------------------------------------------------------------------------
                          Edwin P. McCausland, Jr.                       Senior Vice President -
                          One Nationwide Plaza                            Fixed Income Securities
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Douglas C. Robinette                        Senior Vice President- Finance
                          One Nationwide Plaza
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          James A. Taylor                                Senior Vice President -
                          One Nationwide Plaza                        Property and Casualty Insurance
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Mark R. Thresher                           Senior Vice President - Finance
                          One Nationwide Plaza
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Richard M. Waggoner                            Senior Vice President -
                          One Nationwide Plaza                                Shared Services
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Susan A. Wolken                                Senior Vice President -
                          One Nationwide Plaza                       Product Management and Marketing
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Bruce C. Barnes                               Vice President - Technology
                          One Nationwide Plaza                             Strategy and Planning
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Dennis W. Click                               Vice President - Secretary
                          One Nationwide Plaza
                          Columbus,  OH 43215
-------------------------------------------------------------------------------------------------------------------
                          Matthew S. Easley                                  Vice President -
                          One Nationwide Plaza                           Investment Life Actuarial
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          R. Dennis Noice                                Vice President - Systems
                          One Nationwide Plaza
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------
                          Joseph P. Rath                              Senior Vice President - Product
                          One Nationwide Plaza                             and Market Compliance
                          Columbus, OH  43215
-------------------------------------------------------------------------------------------------------------------



Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

         *    Subsidiaries for which separate financial statements are filed
         ** Subsidiaries included in the respective consolidated financial statements
         *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
         **** other subsidiaries

                                   95 OF 113



---------------------------------------------------------------------------------------------------------------------
               COMPANY                   STATE/COUNTRY       NO. VOTING            PRINCIPAL BUSINESS
                                               OF           SECURITIES
                                          ORGANIZATION    (SEE ATTACHED
                                                           CHART UNLESS
                                                            OTHERWISE
                                                            INDICATED)
---------------------------------------------------------------------------------------------------------------------
The 401K Companies, Inc.             Texas                                   Holding Company

---------------------------------------------------------------------------------------------------------------------
The 401(K) Company                   Texas                                   Third-party administrator for 401(k)
                                                                             plans
---------------------------------------------------------------------------------------------------------------------
401K Investment Advisors, Inc.       Texas                                   Investment Advisor registered with the
                                                                             SEC
---------------------------------------------------------------------------------------------------------------------
401K Investments Services, Inc.      Texas                                   NASD registered Broker-Dealer
---------------------------------------------------------------------------------------------------------------------
Affiliate Agency, Inc.               Delaware                                Life Insurance Agency
---------------------------------------------------------------------------------------------------------------------
Affiliate Agency of Ohio, Inc.       Ohio                                    Life Insurance Agency
---------------------------------------------------------------------------------------------------------------------
AID Finance Services, Inc.           Iowa                                    Holding Company
---------------------------------------------------------------------------------------------------------------------
ALLIED General Agency Company        Iowa                                    Managing General Agent and Surplus
                                                                             Lines Broker (P&C)
---------------------------------------------------------------------------------------------------------------------
ALLIED Group, Inc.                   Iowa                                    Holding Company
---------------------------------------------------------------------------------------------------------------------
ALLIED Group Insurance               Iowa                                    Direct Marketer (P&C)
Marketing Company
---------------------------------------------------------------------------------------------------------------------
ALLIED Group Merchant Banking        Iowa                                    Broker-Dealer
Corporation
---------------------------------------------------------------------------------------------------------------------
ALLIED Group Mortgage Company        Iowa                                    Mortgage Lender
---------------------------------------------------------------------------------------------------------------------
ALLIED Life Brokerage Agency,        Iowa                                    Insurance Broker
Inc.
---------------------------------------------------------------------------------------------------------------------
ALLIED Life Financial Corporation    Iowa                                    Holding Company
---------------------------------------------------------------------------------------------------------------------
ALLIED Life Insurance Company        Iowa                                    Insurance Company
---------------------------------------------------------------------------------------------------------------------
ALLIED Property and Casualty         Iowa                                    Underwrites General P&C Insurance
Insurance Company
---------------------------------------------------------------------------------------------------------------------
Allnations, Inc.                     Ohio                                    Promotes international cooperative
                                                                             insurance organizations
---------------------------------------------------------------------------------------------------------------------
AMCO Insurance Company               Iowa                                    Underwrites General P&C Insurance
---------------------------------------------------------------------------------------------------------------------
American Marine Underwriters, Inc.   Florida                                 Underwriting Manager
---------------------------------------------------------------------------------------------------------------------
Auto Direkt Insurance Company        Germany                                 Insurance Company
---------------------------------------------------------------------------------------------------------------------
CalFarm Insurance Company            California                              Stock Corporation
---------------------------------------------------------------------------------------------------------------------
Caliber Funding Corporation          Delaware                                Stock Corporation
---------------------------------------------------------------------------------------------------------------------
Colonial County Mutual Insurance     Texas                                   Insurance Company
Company
---------------------------------------------------------------------------------------------------------------------
Colonial Insurance Company of        Wisconsin                               Insurance Company
Wisconsin
---------------------------------------------------------------------------------------------------------------------
Columbus Insurance Brokerage and     Germany                                 Insurance Broker
Service GmbH
---------------------------------------------------------------------------------------------------------------------

                                    96 OF 113



------------------------------------------------------------------------------------------------------------------
        COMPANY                  STATE/COUNTRY       NO. VOTING                 PRINCIPAL BUSINESS
                                      OF             SECURITIES
                                 ORGANIZATION      (SEE ATTACHED
                                                    CHART UNLESS
                                                     OTHERWISE
                                                     INDICATED)
------------------------------------------------------------------------------------------------------------------
Cooperative Service Company         Nebraska                              Insurance Agency
------------------------------------------------------------------------------------------------------------------
Depositors Insurance Company        Iowa                                  Underwrites P&C insurance
------------------------------------------------------------------------------------------------------------------
*Employers Life Insurance           Wisconsin                             Life Insurance Company
Company of  Wausau
------------------------------------------------------------------------------------------------------------------
Excaliber Funding Corporation       Delaware                              Limited purpose corporation
------------------------------------------------------------------------------------------------------------------
F&B, Inc.                           Iowa                                  Insurance Agency
------------------------------------------------------------------------------------------------------------------
Farmland Mutual Insurance Company   Iowa                                  Mutual Insurance Company
------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors     Alabama                               Insurance Agency
Agency of Alabama, Inc.
------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors     Ohio                                  Insurance Agency
Agency of Ohio, Inc.
------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors     Oklahoma                              Insurance Agency
Agency of Oklahoma, Inc.
------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors     Texas                                 Insurance Agency
Agency of Texas, Inc.
------------------------------------------------------------------------------------------------------------------
*Financial Horizons Investment      Massachusetts                         Investment Company
Trust
------------------------------------------------------------------------------------------------------------------
Financial Horizons Securities       Oklahoma                              Broker-Dealer
Corporation
------------------------------------------------------------------------------------------------------------------
GatesMcDonald Health Plus, Inc.     Ohio                                  Managed Care Organization
------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company           Ohio                                  Cost Control
------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company of        Nevada                                Self-insurance administration, claims
Nevada                                                                    examinations and data processing
                                                                          services
------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company of        New York                              Workers' compensation claims
New York, Inc.                                                            administration
------------------------------------------------------------------------------------------------------------------
MedPro Solutions, Inc.              Massachusetts                         Third-party administration services
                                                                          for workers' compensation, automobile
                                                                          injury and disability claims
------------------------------------------------------------------------------------------------------------------
Insurance Intermediaries, Inc.      Ohio                                  Insurance Broker and Insurance
                                                                          Agency
------------------------------------------------------------------------------------------------------------------
Irvin L. Schwartz and Associates,   Ohio                                  Insurance Agency
Inc.
------------------------------------------------------------------------------------------------------------------
Landmark Financial Services of      New York                              Life Insurance Agency
New York, Inc.
------------------------------------------------------------------------------------------------------------------
Leben Direkt Insurance Company      Germany                               Life Insurance Company
------------------------------------------------------------------------------------------------------------------


                                   97 of 113


------------------------------------------------------------------------------------------------------------------
        COMPANY                  STATE/COUNTRY       NO. VOTING                 PRINCIPAL BUSINESS
                                      OF             SECURITIES
                                 ORGANIZATION      (SEE ATTACHED
                                                    CHART UNLESS
                                                     OTHERWISE
                                                     INDICATED)
------------------------------------------------------------------------------------------------------------------
Lone Star General Agency, Inc.      Texas                                 Insurance Agency
------------------------------------------------------------------------------------------------------------------
Midwest Printing Services, Inc.     Iowa                                  General Printing Services
------------------------------------------------------------------------------------------------------------------
Morley & Associates                 Oregon                                Insurance Broker
------------------------------------------------------------------------------------------------------------------
Morley Capital Management, Inc.     Oregon                                Investment Adviser and stable value
                                                                          money management
------------------------------------------------------------------------------------------------------------------
Morley Financial Services, Inc.     Oregon                                Holding Company
------------------------------------------------------------------------------------------------------------------
Morley Research Associates, Ltd.    Delaware                              Credit research consulting
------------------------------------------------------------------------------------------------------------------
**MRM Investments, Inc.             Ohio                                  Owns and operates a recreational ski
                                                                          facility
------------------------------------------------------------------------------------------------------------------
**National Casualty Company         Wisconsin                             Insurance Company
------------------------------------------------------------------------------------------------------------------
National Casualty Company of        Great Britain                         Insurance Company
America,
 Ltd.
------------------------------------------------------------------------------------------------------------------
National Deferred Compensation,     Ohio                                  Administers deferred compensation
Inc.                                                                      plans for public employees
------------------------------------------------------------------------------------------------------------------
**National Premium and Benefit      Delaware                              Insurance Administrative Services
Administration Company
------------------------------------------------------------------------------------------------------------------
Nationwide Advisory Services, Inc.  Ohio                                  Investment Management and
                                                                          Administrative Services
------------------------------------------------------------------------------------------------------------------
**Nationwide Agency, Inc.           Ohio                                  Insurance Agency
------------------------------------------------------------------------------------------------------------------
Nationwide Agribusiness Insurance   Iowa                                  Insurance Company
Company
------------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation Trust   Massachusetts                         Investment Company
------------------------------------------------------------------------------------------------------------------
Nationwide Cash Management          Ohio                                  Investment Securities Agent
Company
------------------------------------------------------------------------------------------------------------------
Nationwide Community Urban          Ohio                                  Special purpose real estate corporation
Redevelopment Corporation
------------------------------------------------------------------------------------------------------------------
Nationwide Corporation              Ohio                                  Holding Company
------------------------------------------------------------------------------------------------------------------
Nationwide Financial Institution    Delaware                              Insurance Agency
Distributors Agency, Inc.
------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services       Bermuda                               Life Insurance Company
(Bermuda) Ltd.
------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services       Delaware                              Statutory Business Trust
Capital Trust
------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services       Delaware                              Statutory Business Trust
Capital Trust II
------------------------------------------------------------------------------------------------------------------



                                   98 of 113


---------------------------------------------------------------------------------------------------------------------
        COMPANY                     STATE/COUNTRY         NO. VOTING              PRINCIPAL BUSINESS
                                        OF               SECURITIES
                                    ORGANIZATION        (SEE ATTACHED
                                                         CHART UNLESS
                                                          OTHERWISE
                                                          INDICATED)
---------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.   Delaware                               Holding Company
---------------------------------------------------------------------------------------------------------------------
Nationwide General Insurance          Ohio                                   Insurance Company
Company
---------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings, Inc.      Ohio                                   Holding Company for International
                                                                             Operations
---------------------------------------------------------------------------------------------------------------------
Nationwide Health Plans, Inc.         Ohio                                   Health Maintenance Organization
---------------------------------------------------------------------------------------------------------------------
*Nationwide Indemnity Company         Ohio                                   Reinsurance Company
---------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Company of       California                             Underwriter
America
---------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Company of       Ohio                                   Insurance Company
Florida
---------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Enterprise       Ohio                                   Membership Non-Profit Corporation
Foundation
---------------------------------------------------------------------------------------------------------------------
Nationwide Services Company, LCC      Ohio                                   Shared services functions
---------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Golf             Ohio                                   Membership Non-Profit Corporation
Charities, Inc.
---------------------------------------------------------------------------------------------------------------------
Nationwide International              California                             Underwriting Manager
Underwriters
---------------------------------------------------------------------------------------------------------------------
Nationwide Investing Foundation       Michigan                               Provide investors with continuous
                                                                             source of investment
---------------------------------------------------------------------------------------------------------------------
*Nationwide Investing Foundation II   Massachusetts                          Common Law Trust
--------------------------------------------------------------------------------------------------------------------
Nationwide Investment Services        Oklahoma                               Registered Broker-Dealer in deferred
Corporation                                                                  compensation market
-----------------------------------------------------------------------------------------------------------------
Nationwide Investors Services, Inc.   Ohio                                   Stock Transfer Agent
---------------------------------------------------------------------------------------------------------------------
**Nationwide Life and Annuity         Ohio                                   Life Insurance Company
Insurance Company
---------------------------------------------------------------------------------------------------------------------
**Nationwide Life Insurance           Ohio                                   Life Insurance Company
Company
---------------------------------------------------------------------------------------------------------------------
Nationwide Lloyds                     Texas                                  Property Insurance
---------------------------------------------------------------------------------------------------------------------
Nationwide Management Systems,        Ohio                                   Preferred provider organization,
 Inc.                                                                        products and related services
---------------------------------------------------------------------------------------------------------------------
Nationwide Mutual Fire Insurance      Ohio                                   Mutual Insurance Company
Company
---------------------------------------------------------------------------------------------------------------------
Nationwide Mutual Funds               Ohio                                   Investment Company
---------------------------------------------------------------------------------------------------------------------
Nationwide Mutual Insurance           Ohio                                   Mutual Insurance Company
Company
---------------------------------------------------------------------------------------------------------------------


                                   99 of 113



---------------------------------------------------------------------------------------------------------------------
               COMPANY              STATE/COUNTRY      NO. VOTING                     PRINCIPAL BUSINESS
                                         OF           SECURITIES
                                    ORGANIZATION    (SEE ATTACHED
                                                     CHART UNLESS
                                                      OTHERWISE
                                                      INDICATED)
---------------------------------------------------------------------------------------------------------------------
Nationwide Properties, Ltd.          Ohio                                    Develop, own and operate real estate
                                                                             and real estate investments
---------------------------------------------------------------------------------------------------------------------
Nationwide Property and Casualty     Ohio                                    Insurance Company
Insurance Company
---------------------------------------------------------------------------------------------------------------------
Nationwide Realty Investors, Inc.    Ohio                                    Develop, own and operate real estate
                                                                             and real estate investments
---------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions,     Delaware                                Market and administer deferred
Inc.                                                                         compensation plans for public employees
---------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions,     Alabama                                 Market and administer deferred
Inc. of Alabama                                                              compensation plans for public employees
---------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions,     Arizona                                 Market and administer deferred
Inc. of Arizona                                                              compensation plans for public employees
---------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions,     Arkansas                                Market and administer deferred
Inc. of Arkansas                                                             compensation plans for public employees
---------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions,     Montana                                 Market and administer deferred
Inc. of Montana                                                              compensation plans for public employees
---------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions,     Nevada                                  Market and administer deferred
Inc. of Nevada                                                               compensation plans for public employees
---------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions,     New Mexico                              Market and administer deferred
Inc. of New Mexico                                                           compensation plans for public employees
---------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions,     Ohio                                    Market variable annuity contracts to
Inc. of Ohio                                                                 members of the National Education
                                                                             Association in the state of Ohio
---------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions,     Oklahoma                                Market variable annuity contracts to
Inc. of Oklahoma                                                             members of the National Education
                                                                             Association in the state of Oklahoma
---------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions,     South Dakota                            Market and administer deferred
Inc. of South Dakota                                                         compensation plans for public employees
---------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions,     Texas                                   Market and administer deferred
Inc. of Texas                                                                compensation plans for public employees
---------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions,     Wyoming                                 Market variable annuity contracts to
Inc. of Wyoming                                                              members of the National Education
                                                                             Association in the state of Wyoming
---------------------------------------------------------------------------------------------------------------------


                                   100 of 113



-----------------------------------------------------------------------------------------------------------------------
           COMPANY                     STATE/COUNTRY       NO. VOTING              PRINCIPAL BUSINESS
                                            OF             SECURITIES
                                       ORGANIZATION      (SEE ATTACHED
                                                          CHART UNLESS
                                                           OTHERWISE
                                                           INDICATED)
-----------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions       Massachusetts                            Market and administer deferred
Insurance Agency Inc.                                                          compensation plans for public employees
-----------------------------------------------------------------------------------------------------------------------
*Nationwide Separate Account Trust    Massachusetts                            Investment Company
-----------------------------------------------------------------------------------------------------------------------
Nationwide Trust Company, FSB         United States of                         Federal Savings Bank
                                      America
-----------------------------------------------------------------------------------------------------------------------
Neckura Holding Company               Germany                                  Administrative services for Neckura
                                                                               Insurance Group
-----------------------------------------------------------------------------------------------------------------------
Neckura Insurance Company             Germany                                  Insurance Company
-----------------------------------------------------------------------------------------------------------------------
Neckura Life Insurance Company        Germany                                  Life Insurance Company
-----------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-         Nevada                                   Workers' compensation administrative
Construction                                                                   services
-----------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-         Nevada                                   Workers' compensation administrative
Health and Nonprofit                                                           services
-----------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-         Nevada                                   Workers' compensation administrative
Hospitality and Entertainment                                                  services
-----------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-         Nevada                                   Workers' compensation administrative
Manufacturing                                                                  services
-----------------------------------------------------------------------------------------------------------------------
NFS Distributors, Inc.                Delaware                                 Holding Company
-----------------------------------------------------------------------------------------------------------------------
NWE, Inc.                             Ohio                                     Special Investments
-----------------------------------------------------------------------------------------------------------------------
PanEuroLife                           Luxembourg                               Life Insurance
-----------------------------------------------------------------------------------------------------------------------
Pension Associates, Inc.              Wisconsin                                Pension plan administration
-----------------------------------------------------------------------------------------------------------------------
Portland Investment Services, Inc.    Oregon                                   NASD Registered Broker-Dealer
-----------------------------------------------------------------------------------------------------------------------
Premier Agency, Inc.                  Iowa                                     Insurance Agency
-----------------------------------------------------------------------------------------------------------------------
Riverview Agency, Inc.                Texas                                    Stock Corporation
-----------------------------------------------------------------------------------------------------------------------
Scottsdale Indemnity Company          Ohio                                     Insurance Company
-----------------------------------------------------------------------------------------------------------------------
Scottsdale Insurance Company          Ohio                                     Insurance Company
-----------------------------------------------------------------------------------------------------------------------
Scottsdale Surplus Lines              Arizona                                  Excess and Surplus Lines Insurance
Insurance Company                                                              Company
-----------------------------------------------------------------------------------------------------------------------
SVM Sales GmbH, Neckura               Germany                                  Sales support for Neckura Insurance
Insurance Group                                                                Group
-----------------------------------------------------------------------------------------------------------------------
Union Bond and Trust Company          Oregon                                   Oregon state bank with trust powers
-----------------------------------------------------------------------------------------------------------------------
Villanova Capital, Inc.               Delaware                                 Holding Company
-----------------------------------------------------------------------------------------------------------------------




                                   101 of 113


------------------------------------------------------------------------------------------------------------------------
               COMPANY               STATE/COUNTRY       NO. VOTING               PRINCIPAL BUSINESS
                                          OF             SECURITIES
                                     ORGANIZATION      (SEE ATTACHED
                                                        CHART UNLESS
                                                         OTHERWISE
                                                         INDICATED)
------------------------------------------------------------------------------------------------------------------------
Villanova Mutual Fund Capital Trust   Delaware                                  Business Trust
------------------------------------------------------------------------------------------------------------------------
Villanova SA Capital Trust            Delaware                                  Business Trust
------------------------------------------------------------------------------------------------------------------------
**Wausau Preferred Health             Wisconsin                                 Insurance and Reinsurance Company
Insurance Company
------------------------------------------------------------------------------------------------------------------------
Western Heritage Insurance             Arizona                                   Excess and Surplus Lines Insurance
Company                                                                          Company
------------------------------------------------------------------------------------------------------------------------


                                   102 of 113



---------------------------------------------------------------------------------------------------------------------------
          COMPANY                          STATE/COUNTRY           NO. VOTING                  PRINCIPAL BUSINESS
                                                 OF                SECURITIES
                                            ORGANIZATION       (SEE ATTACHED CHART)
                                                            UNLESS OTHERWISE INDICATED
---------------------------------------------------------------------------------------------------------------------------
 *  MFS Variable Account                        Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                              Account
---------------------------------------------------------------------------------------------------------------------------
 *  NACo Variable Account                       Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                              Account
---------------------------------------------------------------------------------------------------------------------------
 *  Nationwide DC Variable Account              Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                              Account
---------------------------------------------------------------------------------------------------------------------------
    Nationwide DCVA-II                          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                              Account
---------------------------------------------------------------------------------------------------------------------------
 *  Separate Account No. 1                      Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                              Account
---------------------------------------------------------------------------------------------------------------------------
 *  Nationwide Multi-Flex Variable              Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
    Account                                                   Account
---------------------------------------------------------------------------------------------------------------------------
 *  Nationwide VA Separate Account-A            Ohio          Nationwide Life and           Issuer of Annuity Contracts
                                                              Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------
 *  Nationwide VA Separate Account-B            Ohio          Nationwide Life and           Issuer of Annuity Contracts
                                                              Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------
 *  Nationwide VA Separate Account-C            Ohio          Nationwide Life and           Issuer of Annuity Contracts
                                                              Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------
    Nationwide VA Separate Account-Q            Ohio          Nationwide Life and           Issuer of Annuity Contracts
                                                              Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------
 *  Nationwide Variable Account                 Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                              Account
---------------------------------------------------------------------------------------------------------------------------
 *  Nationwide Variable Account-II              Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                              Account
---------------------------------------------------------------------------------------------------------------------------
 *  Nationwide Variable Account-3               Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                              Account
---------------------------------------------------------------------------------------------------------------------------
 *  Nationwide Variable Account-4               Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                              Account
---------------------------------------------------------------------------------------------------------------------------
 *  Nationwide Variable Account-5               Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                              Account
---------------------------------------------------------------------------------------------------------------------------
 *  Nationwide Variable Account-6               Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                              Account
---------------------------------------------------------------------------------------------------------------------------
 *  Nationwide Fidelity Advisor                 Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
    Variable Account                                          Account
---------------------------------------------------------------------------------------------------------------------------
    Nationwide Variable Account-8               Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                              Account
---------------------------------------------------------------------------------------------------------------------------
 *  Nationwide Variable Account-9               Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                              Account
---------------------------------------------------------------------------------------------------------------------------
    Nationwide Variable Account-10              Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                              Account
---------------------------------------------------------------------------------------------------------------------------
 *  Nationwide VL Separate Account-A            Ohio          Nationwide Life and           Issuer of Life Insurance
                                                              Annuity Separate Account      Policies
---------------------------------------------------------------------------------------------------------------------------


                                   103 of 113




---------------------------------------------------------------------------------------------------------------------------
              COMPANY                            STATE/COUNTRY         NO. VOTING                  PRINCIPAL BUSINESS
                                                     OF                SECURITIES
                                                ORGANIZATION       (SEE ATTACHED CHART)
                                                               UNLESS OTHERWISE INDICATED
---------------------------------------------------------------------------------------------------------------------------
    Nationwide VL Separate Account-B                Ohio          Nationwide Life and           Issuer of Life Insurance
                                                                  Annuity Separate Account      Policies
---------------------------------------------------------------------------------------------------------------------------
 *  Nationwide VL Separate Account-C                Ohio          Nationwide Life and           Issuer of Life Insurance
                                                                  Annuity Separate Account      Policies
---------------------------------------------------------------------------------------------------------------------------
    Nationwide VL Separate Account -D               Ohio          Nationwide Life and           Issuer of Life Insurance
                                                                  Annuity Separate Account      Policies
---------------------------------------------------------------------------------------------------------------------------
 *  Nationwide VLI Separate Account                 Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                  Account                       Policies
---------------------------------------------------------------------------------------------------------------------------
 *  Nationwide VLI Separate Account-2               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                  Account                       Policies
---------------------------------------------------------------------------------------------------------------------------
 *  Nationwide VLI Separate Account-3               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                  Account                       Policies
---------------------------------------------------------------------------------------------------------------------------
 *  Nationwide VLI Separate Account-4               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                  Account                       Policies
---------------------------------------------------------------------------------------------------------------------------
    Nationwide VLI Separate Account-5               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                  Account                       Policies
---------------------------------------------------------------------------------------------------------------------------


                                   104 of 113

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |                                   |
---------------------------           ---------------------------       ----------------------------
|      ALLIED LIFE        |           |         ALLIED          |       |       AID FINANCE        |
|       FINANCIAL         |           |       GROUP, INC.       |       |      SERVICES, INC.      |
|      CORPORATION        |           |          (AGI)          |       |      (AID FINANCE)       |
|        (ALFC)           |           |                         |       |                          |
|Common Stock: 850        |           |Common Stock: 850 Shares |       |Common Stock: 10,000      |
|------------  Shares     |           |------------             |       |------------  Shares      |
|                         |---|       |                         |---|   |                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|Casualty-                |   |       |Casualty-                |   |   |Casualty-                 |
|100%         $47,286,429 |   |       |100%       $1,049,237,226|   |   |100%          $19,545,634 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |                 |
---------------------------   |       ---------------------------   |   ----------------------------
|    ALLIED GROUP         |   |       |           AMCO          |   |   |          ALLIED          |
|  MERCHANT BANKING       |   |       |    INSURANCE COMPANY    |   |   |      GROUP INSURANCE     |
|    CORPORATION          |   |       |          (AMCO)         |   |   |     MARKETING COMPANY    |
|Common Stock: 10,000     |   |       |Common Stock: 155,991    |   |   |Common Stock: 20,000      |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |---|   |                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|                         |   |  |    |                         |   |   |Aid Finance-              |
|AFLC-100%     $100,000   |   |  |    |AGI-100%      $95,925,450|   |   |100%          $16,059,469 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|      ALLIED LIFE        |   |  |    |          WESTERN        |   |   |         DEPOSITORS       |
|       BROKERAGE         |   |  |    |    HERITAGE INSURANCE   |   |   |     INSURANCE COMPANY    |
|      AGENCY, INC.       |   |  |    |         COMPANY         |   |   |       (DEPOSITORS)       |
|Common Stock: 500,000    |   |  |    |Common Stock: 4,776,076  |   |   |Common Stock: 199,991     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|AFLC-100%     $442,695   |   |  |    |AMCO-100%     $11,686,037|   |   |AGI-100%      $15,251,842 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|     ALLIED LIFE         |   |  |    |          ALLIED         |   |   |      ALLIED PROPERTY     |
|      INSURANCE          |   |  |    |      GENERAL AGENCY     |   |   |        AND CASUALTY      |
|       COMPANY           |   |  |    |         COMPANY         |   |   |     INSURANCE COMPANY    |
|Common Stock: 250,000    |   |  |    |Common Stock: 5,000      |   |   |Common Stock: 156,822     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AFLC-100%     $41,732,343|           |AMCO-100%     $135,342   |   |   |AGI-100%      $33,018,634 |
---------------------------           ---------------------------   |   ----------------------------
                                                                    |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |          ALLIED          |
                                      |          AGENCY,        |   |   |      GROUP MORTGAGE      |
                                      |            INC.         |   |   |         COMPANY          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 9,500       |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|---|                          |
                                      |              Cost       |   |   |              Cost        |
                                      |              ----       |   |   |              ----        |
                                      |AGI-100%      $100,000   |   |   |AGI-100%      $213,976    |
                                      ---------------------------   |   ----------------------------
                                                                    |
                                                                    |   ----------------------------
                                                                    |   |          MIDWEST         |
                                                                    |   |    PRINTING SERVICES     |
                                                                    |   |            LTD.          |
                                                                    |   |Common Stock: 10,000      |
                                                                    |   |------------  Shares      |
                                                                    |---|                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |AFLC-100%    $610,000    |
                                                                        ----------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
  ------------------------------------------                            ------------------------------------------
  |                                        |                            |                                        |
  |           NATIONWIDE MUTUAL            |                            |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |============================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                            |               (FIRE)                   |
  |                                        |                            |                                        |
  ------------------------------------------                            ------------------------------------------
  |  ||               |                                                                               |
  |  ||               |--------------------------------------------------------------------|          |--------------------------
--|  ||                                                                                    |
     ||                                          |--------------------------------------------------------------|----------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            --------------------------------
     ||  |                              |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |                              |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |      NATIONWIDE LLOYDS       |        |   |                              |            |                              |
     ||  |                              |        |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
     ||==|                              |        |---|------------     Shares       |         |--|------------     Shares       |
     ||  |       A TEXAS LLOYDS         |        |   |                              |         |  |                              |
     ||  |                              |        |   |                 Cost         |         |  |                 Cost         |
     ||  |                              |        |   |                 ----         |         |  |                 ----         |
     ||  |                              |        |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $87,943,140  |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||                                          |                                            |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
     ||  |      INSURANCE COMPANY       |        |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
     ||  |Guaranty Fund                 |        |   |       INSURANCE COMPANY      |         |  |                              |
     ||  |------------                  |        |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
     ||==|Certificate                   |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |-----------      Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |Neckura-         ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $6,000,000   |         |  |100%             DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |        F & B, INC.           |   |    |   |      COLONIAL INSURANCE      |         |  |         NECKURA LIFE         |
         |                              |   |    |   |     COMPANY OF WISCONSIN     |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |          (COLONIAL)          |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:   4,000         |
         |                 Cost         |   |    |   |------------     Shares       |         |  |------------    Shares        |
         |                 ----         |   |    |   |                 Cost         |         |  |                Cost          |
         |Farmland                      |   |    |   |                 ----         |         |  |                ----          |
         |Mutual-100%      $10          |   |    |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%    DM 15,825,681 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |    COOPERATIVE SERVICE       |   |    |   |         SCOTTSDALE           |         |  |        NECKURA GENERAL       |
         |          COMPANY             |   |    |   |      INSURANCE COMPANY       |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |            (SIC)             |         |  |                              |
         |------------                  |   |    |   |Common Stock:    30,136       |         |  |Common Stock:    1,500        |
         |                 Cost         |----    |---|------------     Shares       | ----    |--|------------     Shares       |
         |                 ----         |        |   |                 Cost         |    |    |  |                 Cost         |
         |Farmland         $3,506,173   |        |   |                 ----         |    |    |  |                 ----         |
         |Mutual-100%                   |        |   |Casualty-100%    $150,000,000 |    |    |  |Neckura-100%     DM 1,656,925 |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         | NATIONWIDE AGRIBUSINESS      |        |   |          SCOTTSDALE          |    |    |  |       COLUMBUS INSURANCE     |
         |    INSURANCE COMPANY         |        |   |        SURPLUS LINES         |    |    |  |      BROKERAGE AND SERVICE   |
         |Common Stock:    1,000,000    |        |   |       INSURANCE COMPANY      |    |    |  |              GmbH            |
         |------------     Shares       |        |   | Common Stock:    10,000      |    |    |  |Common Stock:    1 Share      |
         |                              |--------|   | ------------     Shares      | ---|    |--|------------                  |
         |                    Cost      |        |   |                              |    |    |  |                              |
         |Casualty-99.9%      ----      |        |   |                   Cost       |    |    |  |                 Cost         |
         |Other Capital:   $26,714,335  |        |   |                   ----       |    |    |  |                 ----         |
         |-------------                 |        |   | SIC-100%          $6,000,000 |    |    |  |Neckura-100%     DM 51,639    |
         |Casualty-Ptd.    $   713,576  |        |   |                              |    |    |  |                              |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         |    NATIONAL CASUALTY         |        |   |      NATIONAL PREMIUM &      |    |    |  |          LEBEN DIREKT        |
         |          COMPANY             |        |   |    BENEFIT ADMINISTRATION    |    |    |  |        INSURANCE COMPANY     |
         |           (NC)               |        |   |           COMPANY            |    |    |  |                              |
         |Common Stock:    100 Shares   |        |   |Common Stock:    10,000       |    |    |  |Common Stock:    4,000 Shares |
         |------------                  |--------|   |------------     Shares       |----|    |--|------------                  |
         |                 Cost         |            |                 Cost         |         |  |                 Cost         |
         |                 ----         |            |                 ----         |         |  |                 ----         |
         |Casualty-100%    $67,442,439  |            |Scottsdale-100%  $10,000      |         |  |Neckura-100%     DM 4,000,000 |
         --------------------------------            --------------------------------         |  --------------------------------
                       |                                                                      |
         --------------------------------            --------------------------------         |  --------------------------------
         |    NCC OF AMERICA, LTD.      |            |         SVM SALES            |         |  |          AUTO DIREKT         |
         |        (INACTIVE)            |            |            GmbH              |         |  |       INSURANCE COMPANY      |
         |                              |            |                              |         |  |                              |
         |                              |            |Common Stock:    50 Shares    |         |  |Common Stock:    1500 Shares  |
         |                              |            |------------                  |------------|------------                  |
         |                              |            |                 Cost         |            |                 Cost         |
         |NC-100%                       |            |                 ----         |            |                 ----         |
         |                              |            |Neckura-100%     DM 50,000    |            |Neckura-100%     DM 1,643,149 |
         |                              |            |                              |            |                              |
         |                              |            |                              |            |                              |
         --------------------------------            --------------------------------            --------------------------------


                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
-----------------------------------------------------------------------|
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------|-----------------------       |
  |                                          |                                           |                      |       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |       |        |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |       |        |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |       |        |                                |
  |     |                              |     |    |        CORPORATION           |       |        |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |       |        |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |       |        |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |       |        |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |       |        |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |       |        |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |       |        |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |       |        |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |       |        |         ALLNATIONS, INC.       |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |       |        |Common Stock:    10,330 Shares  |
  |     |                              |     |    |                              |       |        |-------------    Cost           |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |       |--------|                 ----           |
  |     |------------     Shares       |     |    |------------     Shares       |       |        |Casualty-18.6%   $88,320        |
  |     |                 Cost         |     |    |                 Cost         |       |        |Fire-18.6%       $88,463        |
  |     |                 ----         |     |    |                 ----         |       |        |Preferred Stock  1466 Shares    |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |       |        |---------------  Cost           |
  |     |                              |     |    |                              |       |        |                 ----           |
  |     |                              |     |    |                              |       |        |Casualty-6.8%    $100,000       |
  |     |                              |     |    |                              |       |        |Fire-6.8%        $100,000       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |       |        |      PENSION ASSOCIATES        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |       |        |        OF WAUSAU, INC.         |
  |     |                              |     |    |Common Stock:    100 Shares   |       |        |Common Stock:    1,000 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |       |--------|-------------                   |
  |     |------------     Shares       |     |    |                 Cost         |       |        |                 Cost           |
  |     |                 Cost         |     |    |                 ----         |       |        |                 ----           |
  |     |                 ----         |     |    |Casualty-90%     $9,000       |       |        |                                |
  |     |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |       |        |Casualty-100%    $2,839,392     |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                   ||                     |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |   COLONIAL COUNTY MUTUAL     |     |    |    NATIONWIDE INSURANCE      |       |        |       AMERCIAN MARINE          |
  |     |      INSURANCE COMPANY       |     |    |     COMPANY OF FLORIDA       |       |        |      UNDERWRITERS, INC.        |
  |     |                              |     |    |Common Stock:    10,000       |       |        |Common Stock:    20 Shares      |
  |     |Surplus Debentures            |     |    |-------------    Shares       |       |        |-------------                   |
  |     |------------------            |     |----|                              |       |--------|                 Cost           |
  |     |                 Cost         |     |    |                 Cost         |                |                 ----           |
  |     |                 ----         |     |    |                 ----         |                |                                |
  |     |Colonial         $500,000     |     |    |Casualty-100%    $300,000,000 |                |Casualty-100%    $5,020         |
  |     |Lone Star         150,000     |     |    |                              |                |                                |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |       TIG COUNTRYWIDE        |     |    |    WAUSAU INTERNATIONAL      |
  |     |      INSURANCE COMPANY       |     |    |        UNDERWRITERS          |
  |     |Common Stock     12,000       |     |    |                              |
  |     |------------     Shares       |     |    |Common Stock:    1,000 Shares |
  |-----|                              |     -----|------------                  |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $215,273,000 |     |    |Casualty-100%    $10,000      |
  |     |                              |     |    |                              |
  |     --------------------------------     |    |                              |
  |                                          |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |     NATIONWIDE INSURANCE     |     |    |         NATIONWIDE           |
  |     |   ENTERPRISE SERVICES, LTD.  |     |    |          ARENA LLC           |
  |     |                              |     |    |                              |
  |     |Single Member Limited         |     |    |                              |
  |.....|Liability Company             |     |....|                              |
        |                              |          |                              |
        |                              |          |                              |
        |Casualty-100%                 |          |Casualty-90%                  |
        |                              |          |                              |
        --------------------------------          --------------------------------


Subsidiary Companies      -- Solid Line
Contractual Association   -- Double Line
Limited Liability Company -- Dotted Line

December 31, 1998

                                                                                                                         (Left Side)

                             |----------------------------------|-----------------------------------|-------------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
               ----------------|------------      -----------------------------      ---------------||------------
                               |                                                                    ||
-----------------------------  |  -----------------------------      -----------------------------  ||  ----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC.  |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|                           |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life -100% $58,070,003 |  |  | NW Life -100% $5,996,261  |  ||  | NFIDAI -100% $100         |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |  INVESTORS SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5 Shares    |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------              |--||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life -100% $35,971,375 |  |  | NW Adv. Serv. -100% $5,000|  ||  | NFIDAI -100% $10,100      |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life -100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $153,000     |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|      INVESTORS, LTD.      |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Units:                    |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------                    |..|  |                           |==||  | ------------  Shares      |--||==|          AGENCY OF       |
|                           |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|                           |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life -90%              |  |  |                           |  ||  |               ----        |      |                          |
| NW Mutual-10%             |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $100         |      |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------      ----------------------------
                               |                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||  |        NATIONWIDE         |
|       PROPERTIES, LTD.    |  |  |          INVESTING        |  ||  |         INVESTING         |
|                           |  |  |        FOUNDATION II      |  ||  |       FOUNDATION III      |
| Units:                    |..|  |                           |  ||  |                           |
| ------                    |     |                           |==||==|                           |
|                           |     |                           |  ||  |                           |
|                           |     |                           |  ||  |                           |      ----------------------
| NW Life -97.6%            |     |                           |  ||  |                           |      |  MORLEY RESEARCH   |
| NW Mutual -2.4%           |     |      COMMON LAW TRUST     |  ||  |    OHIO BUSINESS TRUST    |      |  ASSOCIATES, LTD.  |
-----------------------------     -----------------------------  ||  -----------------------------      |                    |
                                                                 ||                                     |Common Stock: 1,000 |
                                  -----------------------------  ||  -----------------------------      |------------- Shares|------
                                  |         NATIONWIDE        |  ||  |         NATIONWIDE        |      |              Cost  |
                                  |      SEPARATE ACCOUNT     |  ||  |  ASSET ALLOCATION TRUST   |      |              ----  |
                                  |            TRUST          |  ||  |                           |      |Morley-100%   $1,000|
                                  |                           |  ||  |                           |      ----------------------
                                  |                           |==||==|                           |
                                  |                           |      |                           |
                                  |                           |      |                           |
                                  |                           |      |        MASSACHUSETTS      |
                                  |      COMMON LAW TRUST     |      |       BUSINESS TRUST      |
                                  -----------------------------      -----------------------------

                                                                                                                           (Center)
                                               NATIONWIDE INSURANCE ENTERPRISE (R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   Common Stock:           Control:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |              Shares      Cost         |
                                                  |             ------      ----          |
                                                  |Casualty     12,992,922   $751,352,485 |
                                                  |Fire            649,510     24,007,936 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public--100%  |
                                                      |Class B      NW Corp--100% |
                                                      ---------------|-------------
                                                                     |
-----------------|-------------------------------|-------------------|--------------------------------|-----------------------------
                 |                               |                   |                                |
    -------------|---------------  --------------|--------------     |                 ---------------|-------------
    |     MORLEY FINANCIAL      |  | THE 401(k) COMPANIES, INC.|     |                 |   NATIONWIDE RETIREMENT   |
    |  SERVICES, INC. (MORLEY)  |  |        (401(k))           |     |                 |      SOLUTIONS, INC.      |
    |Common Stock:  82,343      |  |Common Stock:   Control:   |     |                 |Common Stock: 236,494      |
|---|-------------  Shares      |  |-------------   -------    |--|  |                 |------------- Shares       |
|   |                           |  |Class A         Other-100% |  |  |                 |                           |
|   |NFS-100%                   |  |Class B         NFS  -100% |  |  |                 |NRS-100%                   |
|   -----------------------------  -----------------------------  |  |                 ---------------|-------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |         MORLEY &          |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |     ASSOCIATES, INC.      |  |      SERVICES, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF NEW |
|   |                           |  |                           |  |  | |        ALABAMA            |  |  |         MEXICO          |
|   |Common Stock: 3,500        |  | Common Stock: 1,000,000   |  |  | | Common Stock: 10,000      |  |  | Common Stock: 1,000     |
|---|------------- Shares       |  | ------------- Shares      |--|  | | ------------- Shares      |--|--| ------------- Shares    |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $1,000       |  |401(k)-100%    $7,800      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |       MORLEY CAPITAL      |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT   |
|   |         MANAGEMENT        |  |      ADVISORS, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF     |
|   |                           |  |                           |  |  | |         ARIZONA           |  |  |       SO. DAKOTA        |
|   |Common Stock: 500          |  |Common Stock: 1,000        |  |  | |Common Stock: 1,000        |  |  |Common Stock: 1,000      |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $5,000       |  |401(k)-100%    $1,000      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |        UNION BOND         |  |     401(k) ICOMPANY       |  |  | |  NATIONWIDE RETIREMENT    |  |  |  NATIONWIDE RETIREMENT  |
|   |      & TRUST COMPANY      |  |                           |  |  | |   SOLUTIONS, INC. OF      |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |  |  | |         ARKANSAS          |  |  |         WYOMING         |
|   |Common Stock: 2,000        |  |Common Stock: 855,000      |  |  | |Common Stock: 50,000       |  |  |Common Stock: 500        |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |              Cost       |
|   |              ----         |  |              ----         |     | |              ----         |  |  |              ----       |
|   |Morley-100%   $50,000      |  |401(k)-100%   $1,000       |     | |NRS-100%      $500         |  |  |NRS-100%      $500       |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |    PORTLAND INVESTMENT    |  |     NATIONWIDE TRUST      |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      SERVICES, INC.       |  |       COMPANY, FSB        |     | |  SOLUTIONS, INS. AGENCY,  |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |            INC.           |  |  |           OHIO          |
|   |Common Stock: 1,000        |  |Common Stock: 2,800,000    |     | |Common Stock: 1,000        |  |  |                         |
|---|------------- Shares       |  |------------- Shares       |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |                         |
|   |              ----         |  |              ----         |     | |              ----         |  |  |                         |
|   |Morley-100%   $25,000      |  |NFS-100%      $3,500,000   |     | |NRS -100%     $1,000       |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | ----------------------------   |  ---------------------------
|   |     EXCALIBER FUNDING     |  |   NATIONWIDE FINANCIAL    |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |       CORPORATION         |  | SERVICES CAPITAL TRUST II |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |         MONTANA           |  |  |        OKLAHOMA         |
|   |Common Stock: 1,000        |  |                           |     | |Common Stock: 500          |  |  |                         |
|---|------------- Shares       |  |                           |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |                           |     | |              Cost         |  |  |                         |
|   |              ----         |  |                           |     | |              ----         |  |  |                         |
|   |Morley-100%   $1,000       |  |NFS-100%                   |     | |NRS-100%      $500         |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |     CALIBER FUNDING       |  |   NFS DISTRIBUTORS INC.   |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      CORPORATION          |  |                           |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |          NEVADA           |  |  |        TEXAS            |
|   |                           |  |                           |     | | Common Stock: 1,000       |  |  |                         |
|---|                           |  |                           |-----| | ------------- Shares      |--|==|                         |
    |                           |  |                           |       |               Cost        |     |                         |
    |                           |  |                           |       |               ----        |     |                         |
    |Morley-100%                |  |NFS-100%                   |       | NRS-100%      $1,000      |     |                         |
    -----------------------------  -----------------------------       -----------------------------     ---------------------------


                                                                                                                            (Right)
------------------------------------------------|--------------------|---------------------------------------|
                                                |                    |                                       |
                                                |     ---------------|----------------         --------------|----------------
                                                |     | EMPLOYERS LIFE INSURANCE CO. |         |      GATES MCDONALD         |
                                                |     |       OF WAUSAU (ELIOW)      |         |     & COMPANY (GATES)       |
                                                |     |                              |         |                             |
                                                |     |Common Stock:    250,000      |         |Common Stock:    254         |
                                                |  |--|-------------    Shares       |      |--|-------------    Shares      |
                                                |  |  |                              |      |  |                             |
                                                |  |  |                 Cost         |      |  |                 Cost        |
                                                |  |  |                 ----         |      |  |                 ----        |
                                                |  |  |NW CORP. -100%   $126,509,480 |      |  |NW CORP. -100%   $25,683,532 |
                                                |  |  --------------------------------      |  -------------------------------
------------                                    |  |                                        |
           |  --------------------------------  |  |  --------------------------------      |  --------------------------------
           |  |       NATIONWIDE TRUST       |  |  |  |       WAUSAU PREFERRED       |      |  |          HEALTHCARE          |
           |  |           COMPANY            |  |  |  |      HEALTH INSURANCE CO.    |      |  |          FIRST, INC.         |
           |  |                              |  |  |  |                              |      |  |                              |
           |  |Common Stock:    2,800,000    |  |  |  |Common Stock:    200          |      |  |                              |
           |--|-------------    Shares       |  |  |--|-------------    Shares       |      |--|                              |
           |  |                              |  |     |                              |      |  |                              |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost         |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----         |
           |  |NFS-100%         $3,500,000   |  |     |ELIOW -100%      $57,413,193  |      |  |Gates-100%       $6,700,000   |
           |  --------------------------------  |     --------------------------------      |  --------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE FINANCIAL     |  |     |       NATIONWIDE GLOBAL      |      |  |  GATES MCDONALD & COMPANY  |
           |  |    SERVICES (BERMUDA) INC.   |  |     |      HOLDINGS, INC. (NGH)    |      |  |      OF NEW YORK, INC.      |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    250,000      |  |     |Common Stock:    1            |      |  |Common Stock:   3            |
           |--|-------------    Shares       |  |-----|-------------    Share        |      |--|-------------   Shares       |
           |  |                              |  |     |                              |      |  |                             |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost        |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----        |
           |  |NFS-100%         $3,500,000   |  |     |NW CORP.-100%    $7,000,000   |      |  |Gates-100%       $106,947    |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                    |                      |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE DEFERRED      |  |     |  NATIONWIDE GLOBAL HOLDINGS  |      |  |   GATES MCDONALD & COMPANY  |
           |  |      COMPENSATION, INC.      |  |     |     -HONG KONG, LIMITED      |      |  |         OF NEVADA           |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |Common Stock:    2            |      |  |Common Stock:    40          |
           |--|                              |  |     |-------------    Shares       |      |--|-------------    Shares      |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |                              |      |  |                 Cost        |
           |  |                              |  |     |                              |      |  |                 ----        |
           |  |NFS-100%                      |  |     |NGH-100%                      |      |  |Gates-100%       $93,750     |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |       IRVIN L. SCHWARTZ      |  |     |          NATIONWIDE          |      |  |      GATES McDONALD         |
           |  |      AND ASSOCIATES, INC.    |  |     |    HEALTH PLANS, INC. (NHP)  |      |  |     HEALTH PLUS, INC.       |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    Control      |  |     |Common Stock:    100          |      |  |Common Stock:    200         |
           |--|-------------    -------      |  |-----|-------------    Shares       |--|   |--|-------------    Shares      |
              |                              |  |     |                              |  |      |                             |
              |                              |  |     |                 Cost         |  |      |                 Cost        |
              |Class A          Other-100%   |  |     |                 ----         |  |      |                 ----        |
              |Class B          NFS  -100%   |  |     |NW CORP.-100%    $14,603,732  |  |      |Gates-100%       $2,000,000  |
              --------------------------------  |     --------------------------------  |      -------------------------------
                                                |                                       |
              --------------------------------  |     --------------------------------  |
              |     MRM INVESTMENTS, INC.    |  |     |    NATIONWIDE MANAGEMENT     |  |
              |                              |  |     |         SYSTEMS, INC.        |  |
              |                              |  |     |                              |  |
              |Common Stock:    1            |  |     |Common Stock:    100          |  |
              |-------------    Share        |--|     |-------------    Shares       |--|
              |                              |        |                              |  |
              |                 Cost         |        |                 Cost         |  |
              |                 ----         |        |                 ----         |  |
              |NW CORP.-100%    $7,000,000   |        |NHP Inc.-100%    $25,149      |  |
              --------------------------------        --------------------------------  |
                                                                                        |
                                                      --------------------------------  |
                                                      |          NATIONWIDE          |  |
                                                      |         AGENCY, INC.         |  |
                                                      |                              |  |
                                                      |Common Stock:    100          |  |
                                                      |------------     Shares       |--|
                                                      |                              |
                                                      |                 Cost         |
                                                      |                 ----         |
                                                      |NHP Inc.-99%     $116,077     |
                                                      --------------------------------

                                                                                Subsidiary Companies    --   Solid Line

                                                                                Contractual Association  --  Double Line

                                                                                Limited Liability Company -- Dotted Line



                                                                                                         December 31, 1998

                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of contract Owners of Qualified and Non-Qualified Contracts as of January 31, 1999 was 6,634 and 1,554, respectively.

Item 28.      INDEMNIFICATION
              Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER
              (a) Clarendon Insurance Agency, Inc. acts as general distributor for the MFS Variable Account, a separate account of Nationwide, and for certain Sun Life (US) and Sun Life (N.Y.) Annuity Contracts.

              (b)        CLARENDON INSURANCE AGENCY, INC.
                                    DIRECTORS
                                                           POSITIONS AND OFFICES
              NAME AND BUSINESS ADDRESS                      WITH UNDERWRITER
              Jeffrey L. Shames                                  Director
              500 Boylston Street
              Boston, MA  02116

              Arnold D. Scott                                    Director
              500 Boylston Street
              Boston, MA  02116

              John W. Ballen                                     Director
              500 Boylston Street
              Boston, MA  02116


                                   107 of 113

              (b)                         CLARENDON INSURANCE AGENCY, INC.
                                              DIRECTORS (CONTINUED)

                                                                          POSITIONS AND OFFICES
              NAME AND BUSINESS ADDRESS                                     WITH UNDERWRITER

              Kevin R. Parke                                                    Director
              500 Boylston Street
              Boston, MA  02116

              Thomas J. Cashman Jr.                                             Director
              500 Boylston Street
              Boston, MA  02116

              Joseph W. Dello Russo                                             Director
              500 Boylston Street
              Boston, MA  02116

              William W. Scott                                                  Director
              500 Boylston Street
              Boston, MA  02116

              Donald A. Stewart                                                 Director
              500 Boylston Street
              Boston, MA  02116

              John D. McNneil                                                   Director
              500 Boylston Street
              Boston, MA  02116

              Jeffrey L. Shames                                               Chairman and
              500 Boylston Street                                        Chief Executive Officer
              Boston, MA  02116

              John W. Ballen                                                  President and
              500 Boylston Street                                       Chief Investment Officer
              Boston, MA  02116

              Arnold D. Scott                                        Senior Executive Vice President
              500 Boylston Street                                             and Secretary
              Boston, MA  02116

              William W. Scott                                          Executive Vice President
              500 Boylston Street
              Boston, MA  02116

              Thomas J. Cashman Jr.                                     Executive Vice President
              500 Boylston Street
              Boston, MA  02116

              Joseph W. Dello Russo                                     Executive Vice President
              500 Boylston Street
              Boston, MA  02116


                                   108 of 113


                                       CLARENDON INSURANCE AGENCY, INC.
                                               OFFICERS (CONTINUED)
                                                                             POSITIONS AND OFFICES
              NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER

              Kevin R. Parke                                             Executive Vice President and
              500 Boylston Street                                            Chief Equity Officer
              Boston, MA  02116

              Steven E. Cavan                                               Senior Vice President,
              500 Boylston Street                                   General Counsel and Assistant Secretary
              Boston, MA  02116

              Robert T. Burns                                                Senior Vice President
              500 Boylston Street                                        Associate General Counsel and
              Boston, MA  02116                                           Assistant Secretary of MFS

              Thomas B. Hastings                                              Vice President and
              500 Boylston Street                                                  Treasurer
              Boston, MA  02116


              (c)NAME OF       NET UNDERWRITING    COMPENSATION ON
                PRINCIPAL       DISCOUNTS AND       REDEMPTION OR     BROKERAGE
               UNDERWRITER      COMMISSIONS         ANNUITIZATION    COMMISSIONS   COMPENSATION
                Clarendon           N/A                  N/A              N/A           N/A
                Insurance
                 Agency,
                  Inc.


Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

                                   109 of 113

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Code.

              Nationwide represents that the fees and the charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                                   110 of 113

                                   Offered by

                                   NATIONWIDE
                             LIFE INSURANCE COMPANY


                                     and its


                              MFS VARIABLE ACCOUNT


                                    DEFERRED
                           VARIABLE ANNUITY CONTRACTS



                                   PROSPECTUS
                                   MAY 1, 1999


                                   111 of 113

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of the MFS Variable Account:


We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.



                                                                        KPMG LLP



Columbus, Ohio
April 29, 1999

                                   112 of 113

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, MFS VARIABLE ACCOUNT, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 17th day of September, 1999.


                                           MFS VARIABLE ACCOUNT
                             ----------------------------------------------
                                             (Registrant)

                                    NATIONWIDE LIFE INSURANCE COMPANY
                             ----------------------------------------------
                                              (Depositor)

                                           By/s/JOSEPH P. RATH
                             ----------------------------------------------
                                            Joseph P. Rath
                             Vice President- Product and Market Compliance


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 17th day of September, 1999.



              SIGNATURE                                 TITLE
LEWIS J. ALPHIN                                       Director
---------------------------------------
Lewis J. Alphin

A. I. BELL                                            Director
---------------------------------------
A. I. Bell

KENNETH D. DAVIS                                      Director
---------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                        Director
---------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                      Director
---------------------------------------
Willard J. Engel

FRED C. FINNEY                                        Director
---------------------------------------
Fred C. Finney

JOSEPH J. GASPER                            President and Chief Operating
---------------------------------------         Officer and Director
Joseph J. Gasper

DIMON R. MCFERSON                           Chairman and Chief Executive
---------------------------------------         Officer and Director
Dimon R. McFerson

DAVID O. MILLER                               Chairman of the Board and
---------------------------------------               Director
David O. Miller

YVONNE L. MONTGOMERY                                  Director
---------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                         Executive Vice President and Chief
---------------------------------------           Financial Officer
Robert A. Oakley

RALPH M. PAIGE                                        Director
---------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                    Director
---------------------------------------
James F. Patterson

ARDEN L. SHISLER                                      Director                    By /s/ JOSEPH P. RATH
---------------------------------------                                        ---------------------------
Arden L. Shisler                                                                     Joseph P. Rath

ROBERT L. STEWART                                     Director                      Attorney-in-Fact
---------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                       Director
---------------------------------------
Nancy C. Thomas


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